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Government Securities Portfolio
A Series of Panorama Series Fund, Inc.

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Prospectus dated April 26, 2001

      Government  Securities  Portfolio is a mutual fund that seeks high current income  with a high  degree  of  safety  of  principal.  The  Portfolio  invests primarily in debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage-backed securities.

      Shares of the  Portfolio  are sold only as an  underlying  investment  for variable life insurance policies, variable annuity contracts and other insurance company  separate  accounts.  A prospectus  for the  insurance  product you have selected  accompanies  this  Prospectus and explains how to select shares of the
Portfolio as an investment under that insurance product.

      This  Prospectus  contains  important  information  about the  Portfolio's objective,  its  investment  policies,  strategies  and risks.  Please read this
Prospectus (and your insurance product  prospectus)  carefully before you invest and keep them for future reference about your investment.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved  the  Portfolio's  securities nor has it determined that this Prospectus is accurate or complete.  It is a criminal  offense to represent otherwise.

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                                       2
Contents

           About the Portfolio
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           The Portfolio's Investment Objective and Strategies

           Main Risks of Investing in the Portfolio

           The Portfolio's Past Performance

           About the Portfolio's Investments

           How the Portfolio is Managed

           Investing in the Portfolio
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           How to Buy and Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Strategies

What Is the Portfolio's  Investment Objective?  The Portfolio seeks a high level of  current  income  with a high  degree of safety of  principal,  by  investing primarily (at least 65% of its total assets under normal market  conditions)  in
U.S. government securities and U.S. government-related securities.

What Does the Portfolio Mainly Invest In? U.S.  government  securities  include debt  securities  that are issued or guaranteed by the United States  Treasury, such as Treasury  bills,  bonds or notes,  and securities  issued or guaranteed by agencies or  federally-chartered  corporate entities that are referred to as
"instrumentalities" of the U.S. government.

      "U.S. government-related  securities" are debt obligations that are fully collateralized or secured by U.S.  government  securities.  That means the U.S.
government   securities   are  held  to  back  the  payments  of  interest  and
repayments  of  principal.  The Portfolio  invests  significant  amounts of its
assets  in  U.S.   government-related   mortgage-backed   securities,  such  as
collateralized    mortgage    obligations   (called   "CMO's")   and   mortgage
participation  certificates.   Some  of  the  U.S.  government  securities  the
Portfolio  buys are backed by the full faith and credit of the U.S.  government as to payment of interest  and  repayment  of  principal.  Others are backed by the right of the  issuer to borrow  from the U.S.  Treasury.  Others are backed only by the  credit of the  instrumentality.  All of these  different  types of securities  described  in this  paragraph  have some  degree of credit  support from the U.S.  government  and are  generally  referred to as "U.S.  government securities" in this Prospectus.

      The   Portfolio   can  also   invest   up  to  35%  of  its   assets   in
investment-grade  debt  obligations  issued by  private  issuers,  which do not have any credit support from the U. S. government.

      The  securities  the Portfolio  buys may pay interest at fixed or floating rates, or may be "stripped" securities. They may have short, medium or long-term maturities.  The  Portfolio  can use hedging  instruments  and other  derivative investments  to try to enhance  income  and to manage  investment  risks.  These investments  are more fully  explained in "About the  Portfolio's  Investments,"
below.

      |X| How Do the Portfolio  Managers  Decide What Securities to Buy or Sell?
In selecting  securities for the Portfolio,  the portfolio managers research the universe  of U.S.  government  securities  and  private-issuer  mortgage-related securities and weigh yields and relative values against  investment risks. While this process and the inter-relationship of the factors used may change over time
and may vary in particular cases, in general,  they look for: |_| Sectors of the
U.S. government debt market that they believe offer high
        relative value,
|_|     Securities  that  have  high  income   potential  to  help  cushion  the
        Portfolio's share price against volatility,
|_|   Securities that are less sensitive to changes in interest rates, and
|_|   Different types of U.S. government and private-issuer securities.

Who Is the Portfolio  Designed For? The Portfolio's shares are available only as an investment  option under certain  variable annuity  contracts,  variable life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking current income from a Portfolio that also has the goal of preserving capital and invests mainly in U.S.  government  securities.  However,  the Portfolio's share price  and  income  levels  will  fluctuate.  The  Portfolio's  share  price and distributions are not backed or guaranteed by the U.S. government. The Portfolio is intended to be a long-term investment,  not a short-term trading vehicle. The
Fund is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments  carry risks to some degree.  The Portfolio's  investments are subject to changes in their value from a number of factors  described below.
There  is  also  the  risk  that  poor  security  selection  by the  Portfolio's
investment  Manager,  OppenheimerFunds,   Inc.,  will  cause  the  Portfolio  to
underperform other funds having similar objectives.

      |X|  Interest  Rate Risks.  Debt  securities,  including  U.S.  government securities  prior to their  maturity,  are  subject  to  changes  in value  when prevailing  interest  rates  change.  When  interest  rates fall,  the values of outstanding debt securities generally rise, and the securities may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities  generally fall, and the securities may sell at a discount from their face  amount.  The  magnitude of these price  changes is  generally  greater for longer-term  debt  securities  than for  short-term  debt  securities.  However,
interest   rate   changes   may  have   different   effects  on  the  values  of
mortgage-related securities because of prepayment risks, discussed below.

      At times the Portfolio may buy longer-term  debt securities to seek higher income.  When the average maturity of the Portfolio's  portfolio is longer,  its share price may fluctuate more when interest rates change. The Portfolio can buy zero-coupon  or  "stripped"  securities,  which are  particularly  sensitive  to interest rate changes and the rate of principal payments (and prepayments),  and have prices that may go up or down more than other types of debt  securities  in response to those changes.  The Portfolio's  share prices can go up or down when interest  rates  change  because of the effect of interest  rate  changes on the value of the Portfolio's investments in debt securities.

      |X| Prepayment Risk.  Prepayment risk occurs when the mortgages underlying a  mortgage-related  security  are  prepaid at a rate  faster  than  anticipated
(usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the  mortgage-related  securities that the
Portfolio  buys,  generally  offer  less  potential  for gains  when  prevailing interest rates decline,  and have greater potential for loss when interest rates rise.

      The impact of  prepayments  on the price of a security may be difficult to predict  and  may  increase  the  volatility  of the  price.  Additionally,  the
Portfolio  can  buy  mortgage-related  securities  at  a  premium.   Accelerated
prepayments on those  securities  could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected,  which could have the effect of lengthening the expected maturity of a short or  medium-term  security.  That could cause its value to  fluctuate  more widely in response to changes in interest  rates.  In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      |X| Credit Risk. Debt  securities are subject to credit risk.  Credit risk relates  to the  ability  of the  issuer  of a  security  to make  interest  and principal payments on the security as they become due. While securities directly issued by the U.S.  Treasury  and certain  agencies  that are backed by the full faith and credit of the U.S.  government  have little credit risk and securities issued by other agencies or  instrumentalities  of the U.S. government generally have low credit  risks,  securities  issued by private  issuers may have greater credit risks. If the issuer fails to pay interest,  the Portfolio's income might be  reduced  and if the  issuer  fails to  repay  principal,  the  value of that security and of the Portfolio's shares might be reduced.

      |X| There are Special Risks in Using Derivative Investments. The Portfolio
can use derivatives to seek increased income or to try to hedge investment risks and preserve capital. In general terms, a derivative investment is an investment contract  whose value depends on (or is derived from) the value of an underlying
asset,   interest  rate  or  index.  Options,   futures,   stripped  securities,
collateralized  mortgage  obligations,  and  structured  notes are  examples  of derivatives the Portfolio can use.

      If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. Also, the underlying security or investment on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.  If that happens,  the Portfolio's share price could decline or the Portfolio  could get less income than  expected.  The
Portfolio has limits on the amount of  particular  types of  derivatives  it can hold.  However,  using  derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

      How Risky is the Portfolio Overall? The risks described above collectively form  the  risk  profile  of the  Portfolio,  and can  affect  the  value of the
Portfolio's  investments,  its investment  performance  and its price per share.
These risks mean that you can lose money by investing in the Portfolio. When you redeem your shares, they may be worth more or less than what you paid for them.

      However,  changes in the overall  market  prices of  securities  and their yield can occur at any time.  The share  price and yield of the  Portfolio  will change  daily  based on  changes  in market  prices  of  securities  and  market conditions, and in response to other economic events. There is no assurance that the Portfolio will achieve its investment  objective.  Although U.S.  government securities  that are backed by the full faith and credit of the U.S.  government have little credit risk,  prior to their  maturity,  their values are subject to
interest   rate   risks.   Collateralized   mortgage   obligations   and   other
mortgage-related  securities  are  subject  to a  number  of  risks,  especially prepayment  risks,  that can  reduce  their  values.  These  risks can cause the
Portfolio's  share price to fluctuate and can affect its yield. The Portfolio is generally less aggressive than other types of fixed-income  funds,  particularly those  that  invest in  lower-grade  securities.  It has more risks than a money market fund or a Portfolio that invests only in U.S. Treasury securities.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Portfolio's Past Performance

      The bar chart and table below show one  measure of the risks of  investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the full  calendar  years  since its  inception  and by showing how the average annual total returns of the Portfolio's shares compare to the returns of a broad-based  market index. The Portfolio's past investment  performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing annual total returns]

For the period 1/1/01 through 3/31/01,  the Portfolio's  cumulative  return (not annualized) was 2.40%.  Charges imposed by the separate  accounts that invest in the Portfolio are not included in the  calculations of return in this bar chart, and if those charges were included,  the returns would be less than those shown.
During the period shown in the bar chart,  the highest  return (not  annualized)
for a  calendar  quarter  was  6.00%  (2ndQTR95)  and  the  lowest  return  (not annualized) for a calendar quarter was -3.77% (1stQTR94).

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Average     Annual
Total  Returns for                                    Past 10 Years
the periods  ended                                     (or life of
December 31, 2000    Past 1 Year      Past 5 Years   class if less)

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Government
Securities
Portfolio
(inception:             12.36%           5.78%               6.85%
5/13/92)

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Merrill Lynch
Master Government
Index (from             13.11%           6.50%            7.55%
4/30/92)

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The  Portfolio's  returns in the table measure the performance of a hypothetical account without  deducting  charges imposed by the separate accounts that invest in the Portfolio  and assume that all dividends and capital gains  distributions have been  reinvested  in  additional  shares.  Because  the  Portfolio  invests primarily in U.S. government securities, the Portfolio's performance is compared to the Merrill Lynch Master  Government  Index, an unmanaged  composite index of both the Treasury and Agency Master Indices. However, it must be remembered that the index performance  reflects the reinvestment of income but does not consider the  effects  of  capital  gains  or  transaction  costs,  and  the  Portfolio's investments may vary from those in the index.

The  Portfolio's  total  returns  should not be  expected to be the same as the returns  of other  Oppenheimer  funds,  even if funds  have the same  portfolio managers and/or similar names.

About the Portfolio's Investments

The Portfolio's Principal Investment Policies. The allocation of the Portfolio's investment  holdings among different  investments will vary over time based upon the Manager's  evaluation of economic and market trends. The Portfolio might not always  hold  all of the  different  types  of  investments  described  in  this
Prospectus.

      The Manager  tries to reduce  risks by  carefully  researching  securities before they are purchased,  and in some cases by using hedging  techniques.  The
Portfolio  attempts to reduce its exposure to market risks by not  investing too great a percentage  of the  Portfolio's  assets in any one type or issue of debt security  (other  than direct  Treasury  obligations,  which have little  credit risk).
      o Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in U.S.  government  securities  and U.S.  government-related securities.
      o  U.S.   government   securities   the  Portfolio  buys  are  issued  or
guaranteed by the U.S. government or its agencies or instrumentalities.
      o The  Portfolio  can  also  invest  up to  35%  of its  total  assets  in investment grade debt obligations of private issuers.

      The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

U.S.  Government  Securities.  The  Portfolio  can invest in a variety of long, medium and short-term  securities  issued or guaranteed by the U.S. Treasury or
U.S. government agencies or instrumentalities:

      |X| U.S.  Treasury  Obligations.  These  include  Treasury  bills  (having maturities of one year or less when issued),  Treasury notes (having  maturities of from one to ten years when issued),  and Treasury bonds (having maturities of more than ten years when  issued).  Treasury  securities  are backed by the full faith and credit of the United  States as to timely  payments  of  interest  and repayments of principal.  The Portfolio can buy U. S. Treasury  securities  that have been  "stripped"  of their  interest  coupons  by a Federal  Reserve  Bank,
zero-coupon   U.S.   Treasury   securities   described   below,   and   Treasury
Inflation-Protection   Securities   ("TIPS").   Although  not  rated,   Treasury
obligations have little credit risk.

      |X| Obligations of U.S.  Government Agencies or  Instrumentalities.  These
include direct obligations,  such as notes, and mortgage-related securities that have  different  levels of credit  support  from the U.S.  government.  Some are supported  by the  full  faith  and  credit  of the  U.S.  government,  such  as
Government  National  Mortgage  Association  (called "Ginnie Mae")  pass-through mortgage  certificates.  Some are supported by the right of the issuer to borrow from the U.S.  Treasury under certain  circumstances,  such as Federal  National
Mortgage  Association  ("Fannie  Mae") bonds.  Others are supported  only by the credit of the  entity  that  issued  them,  such as Federal  Home Loan  Mortgage
Corporation ("Freddie Mac") obligations.

           |_|  Mortgage-Related  U.S.  Government  Securities.  These  include interests  in pools of  residential  or  commercial  mortgages,  in the form of
collateralized   mortgage   obligations   ("CMOs")  and  other   "pass-through"
mortgage securities.  CMOs that are U.S. government  securities have collateral to secure  payment of interest and  principal.  They may be issued in different series  with  different  interest  rates  and  maturities.  The  collateral  is either in the form of mortgage  pass-through  certificates issued or guaranteed by a U.S.  agency  or  instrumentality  or  mortgage  loans  insured  by a U.S.
government  agency.  The Portfolio can have  significant  amounts of its assets invested in mortgage-related U.S. government securities.

      The prices  and yields of CMOs are  determined,  in part,  by  assumptions about the cash  flows from the rate of  payments  of the  underlying  mortgages.
Changes in interest  rates may cause the rate of expected  prepayments  of those mortgages to change.  In general,  prepayments  increase  when general  interest rates fall and decrease when interest rates rise.

      If  prepayments  of mortgages  underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced and the  Portfolio  might have to  reinvest  the  prepayment  proceeds  at lower interest rates,  which could reduce its yield. When interest rates rise rapidly, if prepayments occur more slowly than expected,  a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value.
These  prepayment  risks can make the prices of CMOs very volatile when interest rates change.  The prices of longer-term  debt securities tend to fluctuate more than those of  shorter-term  debt  securities.  That  volatility will affect the
Portfolio's share prices.

      |X| Special Portfolio Diversification  Requirements.  To enable a variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular issuers. The Portfolio's  investment program is managed to meet those requirements,  in addition to other  diversification  requirements under the  Internal  Revenue Code and the  Investment  Company Act that apply to publicly-sold mutual funds.

      Failure by the  Portfolio to meet those special  requirements  could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income.  Those  diversification  requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X| Can the  Portfolio's  Investment  Objective and Policies  Change?  The
Portfolio's Board of Directors can change  non-fundamental  investment  policies without shareholder approval,  although significant changes will be described in amendments  to this  Prospectus.  Fundamental  policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. The Portfolio's  investment  objective is not a fundamental  policy, but will not be changed by the Portfolio's Board of Directors without advance notice to  shareholders.  Investment  restrictions  that are  fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this  Prospectus or the Statement of Additional  Information says that it is.

Other Investment Strategies.  To seek its objective,  the Portfolio can also use the investment  techniques and strategies  described  below. The Portfolio might not always use all of them.  These  techniques  involve certain risks,  although some are designed to help reduce overall investment or market risks.

      |X|  Private-Issuer  Debt  Securities.  While the  Portfolio  can invest a substantial  portion of its  assets in  securities  issued by  private  issuers, currently it does not do so to a significant degree. These debt obligations must be  "investment-grade",  which means that if they are rated,  they must be rated within the four highest rating categories of Moody's Investors Service,  Inc. or
Standard & Poor's  Rating  Service or that have a  comparable  rating by another rating  organization.  If they are unrated,  the  Portfolio can buy them only if they are assigned a rating comparable to investment-grade by the Manager.

      A  reduction  in the  rating  of a  security  after  its  purchase  by the
Portfolio  will not  automatically  require  the  Portfolio  to  dispose of that security.  However,  the Manager will  evaluate  those  securities  to determine whether to keep them in the Portfolio's portfolio.

           |_|  Private-Issuer  Mortgage-Backed  Securities.  The  Portfolio can
invest in  mortgage-backed  securities  issued by private issuers,  which do not
offer  the  credit  backing  of  U.S.  government  securities.   Private  issuer
securities  are  subject  to the  credit  risks  of the  issuers  as well as the interest rate risks and prepayment risks of CMO's,  discussed above, although in some cases they may be supported by insurance or  guarantees.  Primarily,  these include multi-class debt or pass-through certificates secured by mortgage loans.
They may be issued by banks,  savings  and  loans,  mortgage  bankers  and other
non-governmental   issuers.  The  Portfolio's  investments  in  privately-issued mortgage-related securities are limited to those rated in the two highest rating categories of a national rating  organization  (or unrated  securities  having a comparable rating assigned by the Manager).

           |_|  Asset-Backed  Securities.  The  Portfolio  can buy  asset-backed securities which are fractional  interests in pools of loans  collateralized  by loans or other  assets or  receivables.  They are issued by trusts  and  special purpose corporations, that pass the income from the underlying pool to the buyer of the interest. These securities are subject to prepayment risks, and the risks of default by the issuer as well as by the borrowers of the underlying  loans in the pool.

      |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government and corporate debt securities the Portfolio can buy are  zero-coupon  bonds that pay no interest.  They are issued at a  substantial  discount from their face value.
"Stripped"  securities are the separate income or principal components of a debt security. Some CMO's or other mortgage-related  securities may be stripped, with each component having a different  proportion of principal or interest payments.
One class might receive all the interest and other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional  interest-bearing securities.
The Portfolio may have to pay out the imputed income on  zero-coupon  securities without  receiving  the actual  cash  currently.  Interest-only  securities  are particularly sensitive to changes in interest rates.

      The  values of  interest-only  mortgage-related  securities  are also very sensitive to prepayments of underlying mortgages.  Principal-only securities are also sensitive to changes in interest rates.  When prepayments tend to fall, the timing  of the cash  flows to  these  securities  increases,  making  them  more sensitive to changes in interest rates.  The market for some of these securities may be limited, making it difficult for the Portfolio to dispose of its holdings at an acceptable price.

      |X| Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security  and  simultaneously  agrees  to sell it back at a higher  price in the future.  Delays  or  losses  could  occur if the  other  party to the  agreement defaults or becomes insolvent.  These are used primarily for cash management and liquidity purposes.

      |X|  Derivative  Investments.  The  Portfolio  can  invest  in a number of
different   kinds  of   "derivative"   investments.   In  the  broadest   sense,
collateralized  mortgage obligations and other mortgage-related  securities,  as well as exchange-traded options, futures contracts and other hedging instruments the Portfolio can use may be considered "derivative investments." In addition to using hedging  instruments,  the Portfolio can use other derivative  investments because they offer the potential for increased income.

      Markets  underlying  securities  and indices  may move in a direction  not anticipated by the Manager.  Interest rate and securities  market changes in the
U.S. and abroad may also influence the performance of  derivatives.  As a result of these risks the  Portfolio  could  realize less  principal or income from the investment than expected.  Certain derivative  investments held by the Portfolio may be illiquid.

      |X|  Hedging.  The  Portfolio  can buy and sell  certain  kinds of futures contracts and call  options,  including  options on futures and debt  securities indices.  These are all referred to as "hedging instruments." The Portfolio does not use hedging instruments for speculative purposes,  and has limits on its use of them. The Portfolio is not required to use hedging investments in seeking its goal.

      The  Portfolio  could buy and sell  options  and  futures  for a number of purposes.  It might do so to try to manage its exposure to the possibility  that the prices of its portfolio  securities may decline,  or to establish a position in the securities  market as a temporary  substitute  for purchasing  individual securities.  It might do so to try to manage its  exposure to changing  interest rates.

      Some of these  strategies  would hedge the Portfolio's  portfolio  against price fluctuations.  Other hedging  strategies,  such as buying futures and call options,  would tend to increase  the  Portfolio's  exposure  to the  securities market.  Writing covered call options might also provide income to the Portfolio for liquidity purposes or to raise cash to distribute to shareholders.

      Options  trading  involves  the  payment of  premiums  and has special tax effects on the  Portfolio.  There are also special risks in  particular  hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return.
The  Portfolio  could also  experience  losses if the prices of its  futures and options  positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X|  Portfolio  Turnover.  The  Portfolio  can  engage in some  short-term trading to try to achieve its  objective.  While  portfolio  turnover may affect transaction  costs the  Portfolio  pays, in most cases it does not pay brokerage commissions on debt  securities it buys. The Financial  Highlights  table at the end of this  Prospectus  shows the Portfolio's  portfolio  turnover rates during prior fiscal years.

How the Portfolio Is Managed

The Manager.  The Manager  chooses the  Portfolio's  investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors,  under an investment  advisory  agreement that states the  Manager's  responsibilities.  The  agreement  sets the fees the
Portfolio  pays to the Manager and  describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has operated as an investment  adviser since January 1960. The
Manager  (including  affiliates)  managed  assets of more than $120  billion  in assets as of March 31,  2001,  including  more than 65 funds  having more than 5 million shareholder accounts.  The Manager is located at Two World Trade Center,
34th Floor, New York, New York 10048-0203.

|X|   Portfolio  Managers.  The  portfolio  managers of the  Portfolio are John
Kowalik and David Negri.  Each of them is a  Vice-President  of Panorama Series
Fund,  Inc. and a Senior Vice  President of the Manager.  Mr.  Kowalik became a portfolio  manager of the  Portfolio  on  October  1998.  Prior to joining  the
Manager in July 1998,  he was Managing  Director and senior  portfolio  manager for  Prudential  Investments  Global  Fixed  Income  Group.  Mr. Negri became a portfolio  manager of the  Portfolio  in March  1996.  He has been a  portfolio manager  for  the  Manager  since  July  1988.  Each is  also  an  officer  and portfolio manager of other mutual funds.

|X|   Advisory Fees.  Under the investment  advisory  agreement,  the Portfolio pays the

Manager an advisory fee at an annual rate that declines on additional  assets as the  Portfolio  grows:  0.525% of the first $300  million  of average  daily net assets of the Fund, 0.500% of the next $100 million, and 0.450% of average daily net assets over $400 million. The Portfolio's management fee for its last fiscal year ended December 31, 2000 was 0.525% of average daily net assets.

|X|    Possible  Conflicts  of  Interest.  The  Portfolio  offers its shares to separate accounts of

different  insurance  companies as an  investment  for their  variable  annuity, variable life and other investment product  contracts.  While the Portfolio does not foresee any disadvantages to contract owners from these arrangements,  it is possible that the interests of owners of different  contracts  participating  in the Portfolio through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Portfolio's Board has procedures to monitor the portfolio for possible conflicts  to  determine  what  action  should  be taken.  If an  irreconcilable conflict  occurs,  the Board might require one or more  participating  insurance company separate accounts to withdraw their  investments in the Portfolio.  That could force the Portfolio to sell  securities  at  disadvantageous  prices,  and orderly portfolio management could be disrupted. Also, the Board might refuse to sell  shares  of the  Portfolio  to a  particular  separate  account,  or  could terminate the offering of the Portfolio's  shares if required to do so by law or if it would be in the best interests of the  shareholders of the Portfolio to do
so.

Investing in the Portfolio

How to Buy and Sell Shares

How Are Shares  Purchased?  Shares of the  Portfolio  may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the Portfolio  directly.  Please refer to the accompanying  prospectus of the participating  insurance  company for information on how to select the Portfolio as an  investment  option for that  variable  life  insurance  policy,  variable annuity or other investment  product.  That prospectus will indicate which class of shares you are  eligible to  purchase.  The  Portfolio  reserves the right to refuse  any  purchase  order  when  the  Manager  believes  it  would  be in the
Portfolio's best interests to do so.

-------------------------------------------------------------------------------
Information about your investment in the Portfolio through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Portfolio's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Portfolio should be given to your  insurance  company or its  servicing  agent,  not directly to the
Portfolio or its Transfer Agent.
-------------------------------------------------------------------------------

      |_| At What  Price Are  Shares  Sold?  Shares  are sold at their  offering price, which is the net asset value per share. The Portfolio does not impose any sales charge on purchases of its shares.  If there are any charges imposed under the variable  annuity,  variable life or other contract  through which Portfolio shares are purchased,  they are described in the accompanying  prospectus of the participating insurance company.

      The net asset  value per  share is  determined  as of the close of The New
York Stock Exchange on each day that the exchange is open for trading  (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M.,  New York time, but may close earlier on some days. All references to time in this Prospectus mean New York time.

      The net asset value per share is  determined  by dividing the value of the
Portfolio's net assets attributable to a class of shares by the number of shares of that class that are  outstanding.  The  Portfolio's  Board of  Directors  has established  procedures  to value the  Portfolio's  securities  to determine the
Portfolio's  net asset value,  in general based on market values.  The Board has adopted special  procedures for valuing  illiquid and restricted  securities and securities for which market values cannot be readily obtained.

      The offering price that applies to an order from a participating insurance company is based on the next  calculation  of the net asset value per share that is made after the  insurance  company (as the  Portfolio's  designated  agent to receive  purchase  orders) receives a purchase order from its contract owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the  insurance  company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

      |X| Classes of Shares.  The Portfolio  may offer two different  classes of
shares.   The  class  of  shares  offered  by  this  Prospectus  has  no  "name"
designation.  The other class is  designated  as Service  shares.  The different classes of shares represent  investments in the same portfolio of securities but are expected to have different expenses and share prices.

      This  Prospectus  may not be used to  offer  or  sell  Service  shares.  A description  of the  distribution  and service  plans that  affect only  Service shares of the Portfolio is contained in the  Portfolio's  prospectus that offers
Service shares. That prospectus may be obtained without charge by contacting any participating  insurance  sponsor that offers Service shares of the Portfolio as an  investment  for its  separate  accounts.  You can also  obtain  a copy  from
OppenheimerFunds Distributor, Inc., by calling toll-free 1.888.470.0861.

How Are Shares Redeemed?  As with purchases,  only the  participating  insurance companies that hold Portfolio shares in their separate  accounts for the benefit of  variable  annuity  contracts,  variable  life  insurance  policies  or other investment  products can place  orders to redeem  shares.  Contract  holders and policyholders should not directly contact the Portfolio or its Transfer Agent to request  redemption  of Portfolio  shares.  Contract  owners should refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

      The share price that applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's  designated  agent)  receives a redemption  request on a regular business day from its contract or policy  holder,  provided  that the  Portfolio receives  the order from the  insurance  company by 9:30 A.M.  the next  regular business day at the office of its  Transfer  Agent in  Colorado.  The  Portfolio normally sends payment by Federal Funds wire to the insurance  company's account the day after the  Portfolio  receives the order (and no later than 7 days after the Portfolio's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately for each class of shares from net  investment  income,  if any, on an annual basis,  and to pay those  dividends  in March on a date  selected  by the Board of  Directors.  The
Portfolio has no fixed  dividend rate and cannot  guarantee that it will pay any dividends.

      All  dividends  (and any capital gains  distributions)  will be reinvested automatically in additional  Portfolio shares at net asset value for the account of the  participating  insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term  capital  gains  in  March  of  each  year.  The  Portfolio  may  make supplemental  distributions  of dividends and capital gains following the end of its fiscal  year.  There can be no  assurance  that the  Portfolio  will pay any capital gains distributions in a particular year.

Taxes.  For a discussion  of the tax status of a variable  annuity  contract,  a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares  of  the  Portfolio  may  be purchased only through  insurance company separate accounts for variable annuity contracts,  variable  life  insurance  policies  or other  investment  products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized  short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

      This  information  is  only  a  summary  of  certain  federal  income  tax information  about an investment in Portfolio  shares.  You should  consult with your tax adviser or your participating  insurance company  representative  about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The  Financial  Highlights  Table  is  presented  to  help  you  understand  the
Portfolio's   financial  performance  for  the  past  5  fiscal  years.  Certain information  reflects  financial results for a single Portfolio share. The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Portfolio (assuming  reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Portfolio's  independent auditors,  whose report, along with the Portfolio's financial  statements,  is included in the Statement of Additional  Information, which is available on request.
Financial Highlights
	Year Ended December 31,
	2000	1999	1998	1997	1996(1)

Per Share Operating Data Net asset value, beginning of period	$1.05	$1.13	$1.11	$1.09	$1.07

Income (loss) from investment operations: Net investment income	.07	.07	.06	.07	.07
Net realized and unrealized gain (loss)	.05	(.09)	.03	.02	(.05)

Total income (loss) from investment operations	.12	(.02)	.09	.09	.02

Dividends to shareholders: Dividends from net investment income	(.07)	(.06)	(.07)	(.07)	—(2)

Total dividends to shareholders	(.07)	(.06)	(.07)	(.07)	—

Net asset value, end of period	$1.10	$1.05	$1.13	$1.11	$1.09

Total Return, at Net Asset Value(3)	12.36%	(1.73)%	8.14%	8.82%	1.93%

Ratios/Supplemental Data Net assets, end of period (in thousands)	$18,904	$20,150	$24,923	$23,719	$23,236

Average net assets (in thousands)	$18,702	$22,683	$24,044	$23,034	$23,880

Ratios to average net assets:(4) Net investment income	6.07%	5.80%	5.64%	5.96%	6.11%
Expenses	0.74%	0.70%	0.68%(5)	0.67%(5)	0.62%(5)

Portfolio turnover rate	31%	14%	43%	0%	6%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce figures for all periods shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

For More Information about Government Securities Portfolio:
The following  additional  information about the Portfolio is available without charge upon request:

Statement  of  Additional   Information.   This  document  includes   additional
information about the Portfolio's investment policies, risks, and operations. It is  incorporated  by reference into this  Prospectus  (which means it is legally part of this Prospectus).

Annual and Semi-Annual  Reports.  Additional  information  about the Portfolio's
investments  and  performance  is  available  in  the  Portfolio's   Annual  and
Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market  conditions and investment  strategies  that  significantly  affected the
Portfolio's performance during its last fiscal year.

----------------------------------------------------------------------------

How to Get More Information:

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You can  request  the  Statement  of  Additional  Information,  the  Annual  and
Semi-Annual Reports, and other information about the Portfolio:
----------------------------------------------------------------------------

----------------------------------------------------------------------------
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By Telephone:

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Call OppenheimerFunds Services toll-free:
1.888.470.0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional  Information and other
Portfolio  documents and reports by visiting the SEC's Public  Reference Room in
Washington,  D.C. (Phone  1.202.942.8090)  or on the EDGAR database on the SEC's
Internet web site at http://www.sec.gov. Copies may be obtained after payment of
a  duplicating   fee  by  electronic   request  at  the  SEC's  e-mail  address:
publicinfo@sec.gov  or  by  writing  to  the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any information  about the Portfolio or to make any  representations  about the  Portfolio  other than what is contained in this  Prospectus.  This  Prospectus  is not  an  offer  to  sell  shares  of the
Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

SEC File No. 811-3255
PR613.0401 Printed on recycled paper.

                           Appendix to Prospectus of
                        Government Securities Portfolio

      Graphic  material  included in the  Prospectus of  Government  Securities
Portfolio: "Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of  Government  Securities
Portfolio  depicting  the annual total returns of a  hypothetical  investment in
Class A  shares  of the  Portfolio  for each of the  calendar  years  since  the
Portfolio's  inception.  Set forth below are the relevant  data points that will appear in the bar chart:

----------------------------------------
Calendar   Year  Ended   Annual Total
12/31                       Return
----------------------------------------
----------------------------------------
1994                        -4.89%
----------------------------------------
----------------------------------------
1995                        18.91%
----------------------------------------
----------------------------------------
1996                         1.93%
----------------------------------------
----------------------------------------
1997                         8.82%
----------------------------------------
----------------------------------------
1998                         8.14%
----------------------------------------
----------------------------------------
1999                        -1.73%
----------------------------------------
----------------------------------------

2000                        12.36%

----------------------------------------

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Growth Portfolio
A Series of Panorama Series Fund, Inc.

-------------------------------------------------------------------------------

Prospectus dated April 26, 2001

      Growth  Portfolio is a mutual fund that seeks long-term growth of capital.
It  invests  mainly  in  common  stocks  with  low  price-earnings   ratios  and
better-than-anticipated earnings.

      Shares of the Portfolio  are sold only as the  underlying  investment  for variable life insurance policies, variable annuity contracts and other insurance company  separate  accounts.  A prospectus  for the  insurance  product you have selected  accompanies  this  Prospectus and explains how to select shares of the
Portfolio as the investment under that insurance product.
      This  Prospectus  contains  important  information  about the  Portfolio's objective,  its  investment  policies,  strategies  and risks.  Please read this
Prospectus (and your insurance product  Prospectus)  carefully before you invest and keep them for future reference about your investment.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved  the  Portfolio's  securities nor has it determined that this Prospectus is accurate or complete.  It is a criminal  offense to represent otherwise.

Contents

           About the Portfolio
-------------------------------------------------------------------------------

           The Portfolio's Investment Objective and Strategies

           Main Risks of Investing in the Portfolio

           The Portfolio's Past Performance

           About the Portfolio's Investments

           How the Portfolio is Managed

           Investing in the Portfolio
-------------------------------------------------------------------------------

           How to Buy and Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Strategies

What Is the  Portfolio's  Investment  Objective?  The Portfolio  seeks long-term
growth  of  capital  by   investing   primarily   in  common   stocks  with  low
price-earnings  ratios  and  better-than-anticipated  earnings.  Realization  of current income is a secondary consideration.

What Does the Portfolio Mainly Invest In? The Portfolio currently invests mainly in common  stocks.  The  Portfolio can buy other equity  investments,  including preferred  stocks,  rights and warrants and securities  convertible  into common stocks.  The  Portfolio  can buy  securities  of U.S.  and foreign  companies of different  capitalization  ranges,  although there are limits on the Portfolio's investments in foreign securities.

      The  Portfolio  can also  invest  (normally,  not more than 10% of its net assets) in debt  securities,  such as U.S.  government  securities and corporate debt obligations,  including  corporate bonds and convertible bonds rated as low as "B" by Moody's  Investors  Service,  Inc.  ("Moody's") or Standard and Poor's
Rating Service ("Standard & Poor's") or other rating services. The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment  risks.  These  investments  are more fully  explained  in "About the
Portfolio's Investments," below.

      |X| How Do the Portfolio  Managers  Decide What Securities to Buy or Sell?
In selecting  securities  for purchase or sale by the  Portfolio,  the portfolio
managers  use  an  investment   process  that  combines   quantitative   models,
fundamental research about particular securities and individual judgment.  While this process and the inter-relationship of the factors used may change over time and its  implementation  may vary in particular  cases, in general the selection process involves the use of:

           Multi-factor quantitative models: These include a group of "top-down"
models that analyze data such as relative  valuations,  relative  price  trends, interest  rates and the shape of the yield  curve.  These help direct  portfolio emphasis by market capitalization (small, mid, or large),  industries, and value or growth  styles.  A group of  "bottom  up"  models  helps to rank  stocks in a
universe  typically  including  2000  stocks,   selecting  stocks  for  relative
attractiveness by analyzing fundamental stock and company characteristics.
           Fundamental  research:  The portfolio  managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
             Judgment:  The  portfolio is then  continuously  rebalanced by the portfolio managers, using all of the tools described above.

Who Is the Portfolio  Designed For? The Portfolio's shares are available only as an investment  option under certain  variable annuity  contracts,  variable life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the risks of  short-term  share  price  fluctuations  that are typical for a fund focusing on stock  investments.  Since the Portfolio's income level will fluctuate and will likely be small,  it is not designed for investors needing current income. The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree. The Portfolio's investments in stocks are subject to changes in their value from a number of factors, described below.  There  is also the risk  that  poor  security  selection  by the  Fund's investment Manager, OppenheimerFunds,  Inc., will cause the Fund to underperform other funds having a similar objective.

      These risks  collectively  form the risk profile of the  Portfolio and can affect the value of the Portfolio's investments,  its investment performance and its prices per share.  These risks mean that you can lose money by  investing in the Portfolio.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance  that the Portfolio  will achieve its investment objective.

      |X| Risks of Investing  in Stocks.  Stocks  fluctuate in price,  and their short-term  volatility at times can be great.  Because the  Portfolio  currently focuses  its  investments  in  common  stocks,  the  value  of  the  Portfolio's investment  holdings  will be affected by changes in the stock  markets.  Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's  investments  change.  The prices of individual stocks  do not all move in the same  direction  uniformly  or at the same  time.
Different stock markets may behave  differently  from each other. In particular, because  the  Portfolio  currently  emphasizes  investments  in  stocks  of U.S.
issuers, it will be affected by changes in U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer, or changes in government regulations affecting the issuer. The Portfolio invests  mainly in securities  of large  companies but it can also buy stocks of small and medium-size companies,  which may have more volatile stock prices than stocks of large companies.

      The Manager may increase the relative  emphasis of the Fund's  investments in a particular  industry  from time to time.  Stocks of issuers in a particular
industry  may  be  affected  by  changes  in  economic  conditions,   government
regulations,  availability of basic resources or supplies,  or other events that affect that  industry  more than others.  To the extent that the  Portfolio  has increased the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

How Risky is the Portfolio Overall?  In the short term, the stock markets can be volatile,  and  the  price  of  the  Portfolio's  shares  will  go up  and  down substantially.  Growth stocks may be more volatile than other equity securities.
The  Portfolio  does not typically  invest to a great extent in  income-oriented investments to help cushion the  Portfolio's  total return from changes in stock prices.  The Portfolio  generally may be less  volatile than  aggressive  growth stock funds,  but its share price may be more volatile than funds that invest in a mix of stocks and bonds.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Portfolio's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Portfolio,  by showing changes in the Portfolio's  performance from year to year for the last ten  calendar  years and by showing  how the average  annual  total returns of the  Portfolio's  shares  compared to those of a  broad-based  market index.  The  Portfolio's  past  investment  performance  is not  necessarily  an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See  appendix  to  prospectus  for  data in bar  chart  showing  annual  total returns]

For the period 1/1/01 through 3/31/01,  the Portfolio's  cumulative  return (not annualized) was -10.61%. Charges imposed by the separate accounts that invest in the Portfolio are not included in the  calculations of return in this bar chart, and if those charges were included,  the returns would be less than those shown.
During the period shown in the bar chart,  the highest  return (not  annualized)
for  a  calendar  quarter  was  18.48%  (4QTR98)  and  the  lowest  return  (not annualized) for a calendar quarter was -16.11% (3QTR98).

--------------------------------------------------------------------

Average    Annual
Total     Returns
for  the  periods      1 Year        Past 5 Years    Past 10 Years
ended    December
31, 2000

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Growth  Portfolio
(inception  date:      -12.66%            6.48%           13.42%
1/21/82)

--------------------------------------------------------------------
--------------------------------------------------------------------

S&P   500   Index
(from 12/31/90)         -9.10%           18.33%           17.44%

--------------------------------------------------------------------

The  Portfolio's  returns in the table measure the performance of a hypothetical account without  deducting  charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. Because the Portfolio invests primarily in stocks,  its performance is compared to the S&P 500 Index, an unmanaged index of equity  securities that is a measure of the domestic stock market.  However,  it must be  remembered  that the index  performance  reflects the  reinvestment  of income  but does not  consider  the  effects of  transaction  costs.  Also,  the
Portfolio may have investments that vary from the index.

The  Portfolio's  total  returns  should not be  expected to be the same as the returns  of other  Oppenheimer  funds,  even if funds  have the same  portfolio managers and/or similar names.

About the Portfolio's Investments

The Portfolio's Principal Investment Policies. The allocation of the Portfolio's investment  holdings among the different  investments  will vary over time based upon the Manager's  evaluation of economic and market  trends.  The  Portfolio's holdings  might not always  include all of the  different  types of  investments described below. The Statement of Additional  Information contains more detailed information about the Portfolio's investment policies and risks.

      The  Portfolio's  investment  Manager,  OppenheimerFunds,  Inc.,  tries to reduce risks by carefully researching securities before they are purchased.  The
Portfolio  attempts to reduce its exposure to market risks by  diversifying  its investments,  that is, by not holding a  substantial  percentage of the stock of any one company and by not investing  too great a percentage of the  Portfolio's assets in any one issuer.  Also, the Portfolio does not  concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time.  The share  price of the  Portfolio  will change daily based on changes in market prices of securities and market  conditions and in response to other economic events.

Growth Stock  Investments.  The  Portfolio  invests  primarily in a  diversified portfolio of common stocks of issuers that may be of small,  medium or large capitalization,  to seek capital growth. Growth companies,  for example, may be developing  new products or services,  or they may be expanding  into new markets for their  products.  Newer growth  companies tend to retain a large part of their  earnings for research,  development  or investment in capital assets.  Therefore,  they do not tend to emphasize  paying dividends and may not pay any dividends for some time.  The Manager looks for stocks of growth companies for the Portfolio that the Manager believes will increase in value over time.

    The Fund does not limit its  investments  to issuers in a particular  market capitalization  range or ranges,  although it currently focuses on large-cap and mid-cap  issuers.  "Market  capitalization"  refers to the total  market value of an issuer's  common  stock.  The stock prices of large-cap  issuers tend to be less volatile than the prices of mid-cap and small-cap  companies in the short  term,  but these  companies  may not  afford  the same  growth opportunities as mid-cap and small-cap companies.

Industry Focus.  Stocks of issuers in a particular industry might be affected by changes in  economic  conditions  or by changes in  government  regulations, availability  of basic  resources or  supplies,  or other events that affect that  industry  more than others.  To the extent that the Fund has a greater emphasis on  investments  in a  particular  industry,  its share  values may fluctuate in response to events affecting that industry.

      |X|  Portfolio  Turnover.  The  Portfolio  ordinarily  does not  engage in short-term  trading to try to achieve its objective.  Portfolio turnover affects brokerage costs the Portfolio pays. The Financial Highlights table at the end of this  Prospectus  shows the  Portfolio's  portfolio  turnover rates during prior fiscal years.

      |X| Special Portfolio Diversification  Requirements.  To enable a variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular issuers. The Portfolio's  investment program is managed to meet those requirements,  in addition to other  diversification  requirements under the  Internal  Revenue Code and the  Investment  Company Act that apply to publicly-sold mutual funds.
      Failure by the  Portfolio to meet those special  requirements  could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income.  Those  diversification  requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X| Can the  Portfolio's  Investment  Objective and Policies  Change?  The
Portfolio's Board of Directors may change  non-fundamental  investment  policies without shareholder approval,  although significant changes will be described in amendments  to this  Prospectus.  Fundamental  policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. The Portfolio's  investment  objective is not a fundamental  policy, but will not be  changed  by the  Board  of  Directors  without  advance  notice  to shareholders.  Investment  restrictions that are fundamental policies are listed in  the  Statement  of  Additional  Information.  An  investment  policy  is not fundamental  unless this  Prospectus or the Statement of Additional  Information says that it is.

Other Investment Strategies.  To seek its objective,  the Portfolio can also use the investment  techniques and strategies  described  below. The Portfolio might not  always  use  all of the  different  types  of  techniques  and  investments described  below.  These  techniques  involve  certain risks,  although some are designed to help reduce overall investment or market risks.

Other  Equity  Securities.  While  the Fund  emphasizes  investments  in common stocks, it can also buy
preferred stocks and securities convertible into common stock.

      The  Portfolio's   investments  in  convertible   securities  may  include
securities  rated as low as "B" by  Moody's  or  Standard  & Poor's or that have comparable  ratings by other national  rating  organizations.  Securities  rated below  "Baa" by  Moody's or "BBB" by  Standard  & Poor's  are below  "investment grade" and are subject to greater risk of default by the issuer than  investment grade  securities.  However,  although  many  convertible  securities  are  debt securities,  the  Manager  considers  some of them  to be  "equity  equivalents"
because of the conversion feature, and in that case their rating has less impact on the  investment  decision  than in the case of other debt  securities.  These investments  are subject to the Fund's  policy of limiting its debt  investments under normal circumstances to not more than 10% of its assets.

      |X| Debt  Securities.  Under normal market  conditions,  the Portfolio can invest in debt securities,  such as securities  issued or guaranteed by the U.S.
government or its agencies and  federally-chartered  corporate entities referred to as  "instrumentalities."  The  Portfolio  can  also  buy  foreign  government securities,  and foreign and domestic  corporate bonds and debentures.  Normally these  investments,  including  convertible debt securities,  are limited to not more than 10% of the Portfolio's net assets.

      The Portfolio can buy debt  securities of any maturity and typically holds some  short-term  notes  for  liquidity  purposes.  The  Portfolio  can buy debt securities that are rated by nationally- recognized rating organizations as well as unrated debt  securities  assigned an equivalent  rating by the Manager.  The
Portfolio's  debt  investments  may be "investment  grade" (that is, in the four highest  rating  categories  of  a  national  rating  organization)  or  may  be below-investment  grade securities  (sometimes called "junk bonds") rated as low as "B" as described above in "Other Equity Securities."

           |_| Special  Credit Risks of  Lower-Grade  Securities.  All corporate debt  securities  (whether  foreign or  domestic)  are subject to some degree of credit risk.  Credit risk relates to the ability of the issuer to meet  interest or  principal  payments  on a  security  as they  become  due.  U.S.  government securities are subject to little credit risk.  While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding,  lower-grade  bonds,  whether rated or unrated,  have greater risks of default than investment grade securities.

      These securities may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. There may be less of a market for them and  therefore  they may be harder to sell at an acceptable price when the  Portfolio  wants to sell  them.  There is a  relatively  greater possibility that the issuer's  earnings may be insufficient to make the payments of  interest  and  principal  due  on the  bonds.  These  risks  mean  that  the
Portfolio's  net asset  value per share could be reduced by declines in value of these securities.

           |_| Interest Rate Risks. The prices of debt securities are subject to change when  prevailing  interest  rates change.  When interest  rates fall, the values of  already-issued  debt  securities  generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term  debt  securities.  The Portfolio's  share prices can go up or down when interest  rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

      |X| Risks of  Foreign  Investing.  The  Portfolio  can buy  securities  of companies or  governments  in any country,  developed  or  underdeveloped.  As a fundamental  policy,  the  Portfolio  cannot  invest  more than 10% of its total assets in foreign securities.  As an exception to that restriction the Portfolio can invest up to 25% of its total  assets in foreign  equity or debt  securities that are:
           |_| issued,  assumed or  guaranteed by foreign  governments  or their
           political   subdivisions   or   instrumentalities,   |_|  assumed  or
           guaranteed by domestic issuers (including Eurodollar securities),  or
           |_| issued,  assumed or  guaranteed  by foreign  issuers  that have a class  of  securities  listed  for  trading  on The  New  York  Stock
           Exchange.

    While foreign securities offer special investment  opportunities,  they also have special risks.  The change in value of a foreign  currency against the U.S.
dollar,  which will result in a change in the U.S.  dollar  value of  securities denominated  in that foreign  currency.  Foreign  issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject.
The  value  of  foreign   investments  may  be  affected  by  exchange   control
regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      |X| Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security  and  simultaneously  agrees  to sell it back at a higher  price in the future.  Delays  or  losses  could  occur if the  other  party to the  agreement defaults or becomes insolvent.  These are used primarily for cash management and liquidity purposes.

      |X|  Derivative  Investments.  The  Portfolio  can  invest  in a number of different  kinds of  "derivative"  investments.  In general  terms, a derivative investment is an investment contract whose value depends on (or is derived from)
the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded  options,  futures contracts,  and other hedging instruments the
Portfolio might use may be considered  "derivative  investments."  The Portfolio has  limits  on the  amount  of  particular  types of  derivatives  it can hold.
Currently the Portfolio does not use those types of investments to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. Markets underlying securities and indices may move in a direction not  anticipated  by the Manager.  Interest rate and stock market
changes  in  the  U.S.  and  abroad  may  also  influence  the   performance  of
derivatives.  Certain  derivative  investments  held  by  the  Portfolio  may be illiquid.  If the  issuer of the  derivative  does not pay the amount  due,  the
Portfolio can lose money on the  investment.  If that happens,  the  Portfolio's share price could decline or the Portfolio  could get less income than expected.
Using derivatives could increase the volatility of the Portfolio's share prices.

      |X| Hedging.  The  Portfolio  can write  exchange-traded  covered calls on securities,  futures and stock  indices,  and can buy and sell certain  kinds of futures contracts and forward  contracts.  These are all referred to as "hedging instruments."  The Portfolio does not use hedging  instruments  for  speculative purposes,  and has limits on its use of them.  The  Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Options  trading  involves  the  payment of  premiums  and has special tax effects on the  Portfolio.  There are also special risks in  particular  hedging strategies. For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value,  the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the  Manager  used a hedging  instrument  at the  wrong  time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return.
The  Portfolio  could also  experience  losses if the prices of its  futures and options  positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X|  Temporary  Defensive  Investments.  In times of  unstable  market  or economic  conditions,  the  Portfolio  can  invest  up to 100% of its  assets in
temporary   defensive   investments.   Generally  they  would  be  high-quality,
short-term  money  market  instruments,  such  as  U.S.  government  securities, highly-rated  commercial  paper,  short-term  corporate debt  obligations,  bank deposits or  repurchase  agreements.  The Portfolio may also hold these types of securities  pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated  redemptions of Portfolio shares.
To the extent the Portfolio invests defensively in these securities,  it may not achieve its investment objective of capital growth.

How the Portfolio Is Managed

The Manager.  The Manager  chooses the  Portfolio's  investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors,  under an investment  advisory  agreement that states the  Manager's  responsibilities.  The  agreement  sets the fees the
Portfolio  pays to the Manager and  describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has been an investment adviser since January 1960. The Manager
(including  affiliates)  managed  assets of more than $120  billion at March 31,
2001,  including  more than 65 funds  having  more  than 5  million  shareholder accounts.  The Manager is located at Two World  Trade  Center,  34th Floor,  New
York, New York 10048-0203.

      |X|  Portfolio  Managers.  The  portfolio  managers of the  Portfolio  are
Charles  Albers  and  Nikolaos  Monoyios,  who are also Vice  Presidents  of the
Company.   They  are  the  persons  primarily  responsible  for  the  day-to-day management of the Portfolio's investments. Mr. Albers is a Senior Vice President of the Manager and Mr.  Monoyios is a Vice  President of the  Manager.  Prior to
joining  the  Manager in April 1998,  they were  portfolio  managers at Guardian
Investor Services (from 1972 and 1979, respectively),  the investment management subsidiary of The Guardian Life Insurance Company.

      |X| Advisory Fees. Under the Investment Advisory Agreement,  the Portfolio
pays the Manager an advisory fee at an annual rate that  declines on  additional assets as the Portfolio grows: 0.625% of the first $300 million of average daily net  assets of the  Portfolio,  0.500% of the next $100  million,  and 0.450% of average daily net assets over $400 million.  The Portfolio's  management fee for its last fiscal year ended  December 31, 2000,  was 0.57% of average  annual net assets.

      |X| Possible  Conflicts of Interest.  The  Portfolio  offers its shares to separate  accounts of different  insurance  companies as an investment for their variable annuity,  variable life and other investment product  contracts.  While the Portfolio does not foresee any  disadvantages  to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating  in  the  Portfolio  through  different  separate  accounts  might conflict.  For example,  a conflict  could arise because of  differences  in tax treatment.

      The Portfolio's Board has procedures to monitor the portfolio for possible conflicts  to  determine  what  action  should  be taken.  If an  irreconcilable conflict  occurs,  the Board might require one or more  participating  insurance company separate accounts to withdraw their  investments in the Portfolio.  That could force the Portfolio to sell  securities  at  disadvantageous  prices,  and orderly portfolio management could be disrupted. Also, the Board might refuse to sell  shares  of the  Portfolio  to a  particular  separate  account,  or  could terminate the offering of the Portfolio's  shares if required to do so by law or if it would be in the best interests of the  shareholders of the Portfolio to do
so.

Investing in the Portfolio

How to Buy and Sell Shares

How Are Shares  Purchased?  Shares of the  Portfolio  may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the Portfolio  directly.  Please refer to the accompanying  prospectus of the participating  insurance  company for information on how to select the Portfolio as an  investment  option for that  variable  life  insurance  policy,  variable annuity or other investment  product.  That prospectus will indicate which class of shares you are  eligible to  purchase.  The  Portfolio  reserves the right to refuse  any  purchase  order  when  the  Manager  believes  it  would  be in the
Portfolio's best interests to do so.

-------------------------------------------------------------------------------
Information  about your  investment  in the  Portfolio  through  your  variable annuity  contract,  variable  life  insurance  policy  or  other  plan  can  be obtained  only from  your  participating  insurance  company  or its  servicing agent.  The  Portfolio's  Transfer  Agent does not hold or have access to those records.  Instructions  for buying or selling shares of the Portfolio should be given to your  insurance  company or its  servicing  agent,  not directly to the
Portfolio or its Transfer Agent.
-------------------------------------------------------------------------------

      |X| At What  Price Are  Shares  Sold?  Shares  are sold at their  offering price, which is the net asset value per share. The Portfolio does not impose any sales charge on purchases of its shares.  If there are any charges imposed under the variable  annuity,  variable life or other contract  through which Portfolio shares are purchased,  they are described in the accompanying  prospectus of the participating insurance company.

      The net asset  value per  share is  determined  as of the close of The New
York Stock Exchange on each day that the exchange is open for trading  (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M.,  New York time, but may close earlier on some days. All references to time in this Prospectus mean New York time.

      The net asset value per share is  determined  by dividing the value of the
Portfolio's net assets attributable to a class of shares by the number of shares of that class that are  outstanding.  The  Portfolio's  Board of  Directors  has established  procedures  to value the  Portfolio's  securities  to determine the
Portfolio's  net asset value,  in general based on market values.  The Board has adopted special  procedures for valuing  illiquid and restricted  securities and securities  for which market  values  cannot be readily  obtained.  Because some foreign  securities  trade in markets and on exchanges  that operate on weekends and U.S.  holidays,  the values of some of the Portfolio's  foreign  investments might  change  significantly  on days  when  shares of the  Portfolio  cannot be purchased or redeemed.

      The offering price that applies to an order from a participating insurance company is based on the next  calculation  of the net asset value per share that is made after the  insurance  company (as the  Portfolio's  designated  agent to receive  purchase  orders) receives a purchase order from its contract owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the  insurance  company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

      |X| Classes of Shares.  The Portfolio  may offer two different  classes of
shares.   The  class  of  shares  offered  by  this  Prospectus  has  no  "name"
designation.  The other class is  designated  as Service  shares.  The different classes of shares represent  investments in the same portfolio of securities but are expected to have different expenses and share prices.

      This  Prospectus  may not be used to  offer  or  sell  Service  shares.  A description  of the  distribution  and service  plans that  affect only  Service shares of the Portfolio is contained in the  Portfolio's  prospectus that offers
Service shares. That prospectus may be obtained without charge by contacting any participating  insurance  sponsor that offers Service shares of the Portfolio as an  investment  for its  separate  accounts.  You can also  obtain  a copy  from
OppenheimerFunds Distributor, Inc., by calling toll-free 1.888.470.0861.

How Are Shares Redeemed?  As with purchases,  only the  participating  insurance companies that hold Portfolio shares in their separate  accounts for the benefit of  variable  annuity  contracts,  variable  life  insurance  policies  or other investment  products can place  orders to redeem  shares.  Contract  holders and policyholders should not directly contact the Portfolio or its Transfer Agent to request a redemption of Portfolio  shares.  Contract  owners should refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

      The share price that applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's  designated  agent)  receives a redemption  request on a regular business day from its contract or policy  holder,  provided  that the  Portfolio receives  the order from the  insurance  company by 9:30 A.M.  the next  regular business day at the office of its  Transfer  Agent in  Colorado.  The  Portfolio normally sends payment by Federal Funds wire to the insurance  company's account the day after the  Portfolio  receives the order (and no later than 7 days after the Portfolio's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately for each class of shares from net  investment  income,  if any, on an annual basis,  and to pay those  dividends  in March on a date  selected  by the Board of  Directors.  The
Portfolio has no fixed  dividend rate and cannot  guarantee that it will pay any dividends.

      All  dividends  (and any capital gains  distributions)  will be reinvested automatically in additional  Portfolio shares at net asset value for the account of the  participating  insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term  capital  gains  in  March  of  each  year.  The  Portfolio  may  make supplemental  distributions  of dividends and capital gains following the end of its fiscal  year.  There can be no  assurance  that the  Portfolio  will pay any capital gains distributions in a particular year.

Taxes.  For a discussion  of the tax status of a variable  annuity  contract,  a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares  of  the  Portfolio  may  be purchased only through  insurance company separate accounts for variable annuity contracts,  variable  life  insurance  policies  or other  investment  products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized  short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

      This  information  is  only  a  summary  of  certain  federal  income  tax information  about an investment in Portfolio  shares.  You should  consult with your tax adviser or your participating  insurance company  representative  about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The  Financial  Highlights  Table  is  presented  to  help  you  understand  the
Portfolio's   financial  performance  for  the  past  5  fiscal  years.  Certain information  reflects  financial results for a single Portfolio share. The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Portfolio (assuming  reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Portfolio's  independent auditors,  whose report, along with the Portfolio's financial  statements,  is included in the Statement of Additional  Information, which is available on request.
Financial Highlights

	Year Ended December 31,
	2000	1999	1998	1997	1996[1]

Per Share Operating Data
Net asset value, beginning of period	$2.99	$3.27 ;	$3.45	$2.98	$2.53 ;

Income (loss) from investment operations:
Net investment income	.03	.05	.04	.04	.04
Net realized and unrealized gain (loss)	(.35)	(.17)	.26	.69	.43

Total income (loss) from investment operations	(.32)	(.12)	.30	.73	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.04)	(.04)	(.03)	(.01)
Distributions from net realized gain	(.66)	(.12)	(.44)	(.23)	(.01)

Total dividends and/or distributions to shareholders	(.71)	(.16)	(.48)	(.26)	(.02)

Net asset value, end of period	$1.96	$2.99	$3.27	$3.45	$2.98

Total Return, at Net Asset Value(2)	(12.66)%	(3.76)%	8.43%	26.37%	18.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$333,211	$668,139	$918,871	$831,371	$586,222

Average net assets (in thousands)	$460,272	$808,715	$877,874	$721,555	$494,281

Ratios to average net assets:(3)
Net investment income	0.78%	1.28%	1.16%	1.38%	1.63%
Expenses	0.59%	0.53%	0.53%(4)	0.54%(4)	0.58%(4)

Portfolio turnover rate	118%	132%	98%	92%	83%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
Notes to Financial Statements

1. Significant Accounting Policies
Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio’s investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and bette r-than-anticipated earnings. The Portfolio’s investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio’s Statement of Operations.
Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
As of December 31, 2000, the Portfolio had available for federal income tax purposes an unused capital loss carryover as follows:
Expiring 2008 $32,898,936

For More Information on the Growth Portfolio:
The following  additional  information  about the Portfolio is available without charge upon request:

Statement of Additional Information
This document includes additional  information about the Portfolio's  investment policies,  risks,  and  operations.  It is  incorporated  by reference into this
Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional  information  about the  Portfolio's  investments  and performance is available in the Portfolio's Annual and Semi-Annual Reports to shareholders. The
Annual  Report  includes  a  discussion  of  market  conditions  and  investment strategies that  significantly  affected the Portfolio's  performance during its last fiscal year.

----------------------------------------------------------------------------

How to Get More Information:

----------------------------------------------------------------------------
You can  request  the  Statement  of  Additional  Information,  the  Annual  and
Semi-Annual Reports, and other information about the Portfolio:
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

By Telephone:

----------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free:
1.888.470.0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional  Information and other
Portfolio  documents and reports by visiting the SEC's Public  Reference Room in
Washington,  D.C.  (Phone  1.202.942.8090)  or the EDGAR  database  on the SEC's
Internet web site at http://www.sec.gov. Copies may be obtained after payment of
a  duplicating   fee  by  electronic   request  at  the  SEC's  e-mail  address:
publicinfo@sec.gov  or  by  writing  to  the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any information  about the Portfolio or to make any  representations  about the  Portfolio  other than what is contained in this  Prospectus.  This  Prospectus  is not  an  offer  to  sell  shares  of the
Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

SEC File No. 811-3255
PR0608.0401  Printed on recycled paper.

                           Appendix to Prospectus of
                 Panorama Series Fund, Inc. - Growth Portfolio

      Graphic material included in the Prospectus of Growth Portfolio:  "Annual
Total Returns (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of Growth  Portfolio  (the
"Fund")  depicting  the annual total  returns of a  hypothetical  investment  in shares of the  Portfolio  for each of the ten most recent  calendar  years.  Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------
Calendar  Year  Ended     Annual Total Return
12/31
--------------------------------------------------
--------------------------------------------------
1990                            -7.90%
--------------------------------------------------
--------------------------------------------------
1991                            37.53%
--------------------------------------------------
--------------------------------------------------
1992                            12.36%
--------------------------------------------------
--------------------------------------------------
1993                            21.22%
--------------------------------------------------
--------------------------------------------------
1994                            -0.51%
--------------------------------------------------
--------------------------------------------------
1995                            38.06%
--------------------------------------------------
--------------------------------------------------
1996                            18.87%
--------------------------------------------------
--------------------------------------------------
1997                            26.37%
--------------------------------------------------
--------------------------------------------------
1998                              8.43%
--------------------------------------------------
--------------------------------------------------
1999                             -3.76%
--------------------------------------------------
--------------------------------------------------

2000                            -12.66%

--------------------------------------------------

Oppenheimer International Growth Fund/VA
-------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.

Prospectus dated April 26, 2001

                                          Oppenheimer    International    Growth
                                    Fund/VA   is  a  mutual   fund  that   seeks
                                    long-term  growth of capital.  It emphasizes
                                    investments  in common stocks and securities
                                    of foreign companies.

                                          Shares of the Fund are sold only as an
                                    underlying   investment  for  variable  life
                                    insurance    policies,    variable   annuity
                                    contracts   and  other   insurance   company
                                    separate  accounts.  A  prospectus  for  the
                                    insurance    product   you   have   selected
                                    accompanies this
As with all mutual funds, the       Prospectus  and  explains how to
Securities and Exchange             select  shares of the Fund as an
Commission has not approved or      investment  under that insurance
disapproved the Fund's              product   and  whether  you  are
securities nor has it               only    eligible   to   purchase
determined that this                Service shares of the Fund.
Prospectus is accurate or
complete. It is a criminal                This  Prospectus  contains
offense to represent otherwise.     important  information about the
                                    Fund's objective,  its investment  policies,
                                    strategies  and  risks.   Please  read  this
                                    Prospectus   (and  your  insurance   product
                                    prospectus)  carefully before you invest and
                                    keep them for  future  reference  about your
                                    investment.

                                                               1234

Contents

           About the Fund
-------------------------------------------------------------------------------

           The Fund's Investment Objective and Strategies

           Main Risks of Investing in the Fund

           The Fund's Past Performance

           About the Fund's Investments

           How the Fund is Managed

           Investing in the Fund
-------------------------------------------------------------------------------

           How to Buy and Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights

About the Fund

The Fund's Investment Objective and Strategies

What Is the Fund's  Investment  Objective?  The Fund seeks  long-term  growth of capital by investing under normal  circumstances,  at least 90% of its assets in equity  securities of companies  wherever  located,  the primary stock market of which is outside the United States.

What Does the Fund Mainly Invest In? The Fund currently invests mainly in common stocks of foreign growth companies  listed on foreign stock exchanges.  They can include both smaller,  less-well-known  companies and larger,  more  established companies  that the  portfolio  managers  believe have  favorable  prospects for capital growth relative to the market.

      The Fund does not limit  its  investments  to  issuers  within a  specific market  capitalization  range.  Although the Fund  currently  has an emphasis on mid-size  companies,  the Fund's emphasis may change over time. It can invest up to 25% of its total assets in emerging  markets and can invest  without limit in developed  markets  throughout  the world.  The Fund may  increase  the relative emphasis of its  investments in one or more  industries,  countries,  or regions from time to time, such as Europe or Asia, for example.

      The Fund can also buy preferred stocks, securities convertible into common stocks and other securities  having equity  features.  The Fund can invest up to
20% of its total assets in debt securities when the portfolio  managers  believe that it is appropriate to do so in order to seek the Fund's objective.  The Fund typically does not invest in debt securities to a significant  degree.  The Fund can also use hedging  instruments and certain  derivative  investments to try to manage  investment  risks.  These investments are more fully explained in "About the Fund's Investments," below.

      |X| How Does the Portfolio  Manager Decide What Securities to Buy or Sell?
In selecting  securities for the Fund, the Fund's  portfolio  manager  evaluates investment  opportunities on a  company-by-company  basis. The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up"  investment  approach - that is,  looking at the  investment  performance of individual  stocks before  considering the impact of general or industry trends.
This approach includes  fundamental analysis of a company's financial statements and management  structure,  and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

      In seeking broad  diversification of the Fund's investment  holdings,  the portfolio  manager  currently  focuses on the factors  below,  which may vary in particular  cases and may change  over time.  The  portfolio  manager  currently
searches for: |_| Companies  that enjoy a strong  competitive  position and high demand for
        their products and services,
|_|   Companies that participate in markets with  substantial  barriers against entry by potential competitors,
|_| Well-financed  companies that are entering a growth cycle, and |_| Companies
with accelerating earnings growth and cash flow.

      In applying  these and other  selection  criteria,  the portfolio  manager considers the potential  effect of worldwide  trends on the growth of particular business  sectors and looks for companies  that may benefit from global  trends.
The trends,  or "global themes,"  currently  considered  include mass affluence,
aging,  corporate   restructuring  and  efficiency  enhancing  technologies  and services.  The  portfolio  manager  does not invest a fixed amount of the Fund's assets  according  to these  themes and this  strategy  and the themes  that are considered may change over time.

Who Is the Fund  Designed  For?  The  Fund's  shares  are  available  only as an investment  option under  certain  variable  annuity  contracts,  variable  life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking capital growth in their investment over the long term from foreign stocks. Those investors  should be willing to assume the  greater  risks of  short-term  share price  fluctuations  that are typical for an aggressive  fund focusing on growth stock  investments,  and the special  risks of  investing  in both  emerging and developed  foreign  countries.  The Fund does not seek  current  income  and the income from its  investments  will likely be small,  so it is not  designed  for investors  needing  income.  However,  the  Fund  is not a  complete  investment program.

Main Risks of Investing in the Fund

      All  investments  carry risks to some degree.  The Fund's  investments  in stocks are subject to changes in their value from a number of factors  described below.  There  is also the risk  that  poor  security  selection  by the  Fund's investment Manager, OppenheimerFunds,  Inc., will cause the Fund to underperform other funds having similar objectives.

      Stocks of growth companies may provide greater  opportunities  for capital appreciation  but may be more  volatile than other  stocks.  That  volatility is likely to be even greater for companies with lower capitalizations because their securities may not be widely  traded.  The Fund can buy securities of issuers in emerging or developed  foreign  markets that have special  risks not  associated with  investments  in  domestic  securities,  such as the  effects  of  currency fluctuations on relative prices.

      However, changes in the market prices of securities can occur at any time.
The share price of the Fund will change daily based on changes in market  prices of securities and market  conditions  and in response to other economic  events.
There is no assurance that the Fund will achieve its investment objective.

      |X| Risks of Investing  in Stocks.  Stocks  fluctuate in price,  and their short-term  volatility at times may be great. Because the Fund invests primarily in common  stocks of  foreign  companies,  the  value of the  Fund's  investment holdings  will be  affected  by changes in the  foreign  stock  markets  and the special  economic and other  factors that might  primarily  affect the prices of securities in particular foreign markets. Market risk will affect the Fund's net asset  value per  share,  which  will  fluctuate  as the  values  of the  Fund's investments  change.  A variety of factors can affect the price of a  particular stock and the prices of individual  stocks do not all move in the same direction uniformly or at the same time.  Different  stock markets may behave  differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.

      Additionally,  stocks of issuers in a particular  industry may be affected by changes in economic conditions, government regulations, availability of basic resources  or  supplies,  or other  events that affect that  industry  more than others.  To the extent  that the Fund  increases  the  relative  emphasis of its investments  in a  particular  industry,  its share  values can be  expected  to fluctuate in response to events affecting that industry.

      |X| Risks of Foreign  Investing.  While foreign  securities  offer special investment  opportunities,  there  are  also  special  risks.  The  Fund can buy securities of companies (or  governments)  in any country,  including  developed countries and emerging markets. Under normal market conditions (when the Manager believes that the stock  markets are not in an unstable or volatile  period) the
Fund  will  invest at least 90% of its  total  assets  in equity  securities  of issuers located outside the U.S.

      The change in value of a foreign  currency  against  the U.S.  dollar will result in a change in the U.S.  dollar value of securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad,  or other  political and economic  factors.  To the extent that the Fund increases  the relative  emphasis of its  investment  holdings in companies in a particular  country or region,  it will be subject to the risks of  political or economic events that affect that country or region.

|X|   Special  Risks of  Emerging  Markets.  Securities  of issuers in emerging markets present
risks not found in more mature markets. They may be more difficult to sell at an acceptable  price and their  prices  may be more  volatile  than  securities  of companies in more  developed  markets.  Settlements  of trades may be subject to greater  delays so that the Fund may not  receive  the  proceeds  of a sale of a security on a timely basis.  Emerging  countries may have less developed trading markets  and  exchanges.  They may have  less  developed  legal  and  accounting systems,  and  investments  in those  markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.  Economies of developing  countries may be more dependent on relatively few  industries  that may be  highly  vulnerable  to local and  global  changes.
Governments may be more unstable and present greater risks of nationalization or restrictions on foreign  ownership of stocks of local companies.  As a result of these risk factors, these investments may be very speculative.

      How Risky is the Fund Overall? The risks described above collectively form the  overall  risk  profile of the Fund,  and can affect the value of the Fund's investments,  its  investment  performance  and its price per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

      In the short term,  foreign  stocks can be  volatile  and the price of the
Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock  prices,  except  for  defensive  or  liquidity  purposes.  The Fund is generally an aggressive  investment  vehicle,  designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater  fluctuations  in its share prices than funds that do not invest in foreign securities (especially emerging market securities)
or funds that focus on both stocks and bonds.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Fund,  by showing  changes in the Fund's  performance  from year to year for the full  calendar  years since the Fund's  inception and by showing how the average annual  total  returns of the Fund's  shares  compare to those of a  broad-based market index. Performance is not shown for the Fund's Service shares, which were not offered as of December 31,  2000.  Because  Service  shares are subject to a service fee, the  performance is expected to be lower for any given period.  The
Fund's past  investment  performance is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See  appendix  to  prospectus  for  data in bar  chart  showing  annual  total returns]

For the period  1/1/01  through  3/31/01,  the  Fund's  cumulative  return  (not annualized) was -12.28%.  Charges that apply to separate  accounts  investing in the Fund are not included in the  calculations of return in this bar chart,  and if those  charges  were  included,  the returns  would be less than those shown.
During the period shown in the bar chart,  the highest  return (not  annualized)
for a calendar quarter was 36.91% (4 QTR99) and the lowest return for a calendar quarter was -12.90% (3QTR98).

--------------------------------------------------------------------

Average      Annual
Total  Returns  for
the  periods  ended     1 Year       Past 5 Years    Past 10 Years
December 31, 2000                    (or life of      (or life of
                                    class if less)  class if less)

--------------------------------------------------------------------
--------------------------------------------------------------------

Oppenheimer
International
Growth Fund/VA          -9.43%          14.77%          11.68%
(inception:
5/13/92)

--------------------------------------------------------------------
--------------------------------------------------------------------

Morgan      Stanley
EAFE Index             -13.96%          7.43%            9.98%
(from 4/30/92)

--------------------------------------------------------------------
The Fund's  returns  in the table  measure  the  performance  of a  hypothetical account without  deducting  charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains  distributions  have been  reinvested in  additional  shares.  Because the Fund invests  primarily in foreign stocks, the Fund's performance is compared to the Morgan Stanley Capital
International  EAFE Index, an unmanaged index of equity  securities listed on 20 principal  stock  markets of Europe,  Asia and  Australia.  However,  it must be remembered that the index  performance  reflects the  reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may invest in markets other than those in the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer  funds, even if funds have the same portfolio  managers and/or similar names.

About the Fund's Investments

The  Fund's  Principal  Investment  Policies.   The  allocation  of  the  Fund's
investment  holdings among the different  investments  will vary over time based upon the  Manager's  evaluation  of  economic  and  market  trends.  The  Fund's portfolio  might not always  include all of the different  types of  investments described below. The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

      The Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market risks  by  diversifying  its  investments,  that  is,  by not  holding  a  large percentage  of the stock of any one  company  and by not  investing  too great a percentage  of the Fund's  assets in any one  company.  Also,  the Fund does not concentrate 25% or more of its assets in investments in any one industry.

      |X| Growth Stock  Investments.  The Fund emphasizes  investments in common stocks of foreign  companies  that the Manager  believes have growth  potential.
Growth companies can be new or established  companies that may be developing new products or services,  that have  relatively  favorable  prospects,  or that are expanding into new and growing markets.  Current  examples include  companies in the fields of  telecommunications,  pharmaceuticals,  computer software, and new consumer products.

      Growth  companies  may  be  applying  new  technology,   new  or  improved
distribution  techniques  or  developing  new services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic  factors in a more profitable way than competitors.

      Growth  companies  tend to  retain  a large  part of  their  earnings  for research, development or investment in capital assets. Therefore, they might not emphasize paying dividends,  and might not pay any dividends for some time. They are selected for the Fund's portfolio  because the Manager believes the price of the stock  will  increase  over the long term,  relative  to the  overall  stock
market.   However,   growth  stocks  may  be  more  volatile  than  other  stock investments.  They may lose favor with investors if the issuer's  business plans do not produce the  expected  results or they may be subject to more  volatility because of investor speculation about the issuer's prospects.

      |X|  Foreign  Securities.  The  Fund  can  buy  stocks  and  other  equity securities  of  companies  organized  under  the laws of a  foreign  country  or companies that have a substantial  portion of their operations or assets abroad, or derive a  substantial  portion of their  revenue or profits from  businesses, investments  or sales outside the U.S.  Foreign  securities  include  securities traded primarily on foreign securities exchanges or in foreign  over-the-counter markets.  The Fund considers  securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts (ADRs) or similar
depository   arrangements  to  be  "foreign  securities"  for  purposes  of  its investment allocations.  The Fund can also buy debt securities issued by foreign companies,  but they would primarily be convertible securities.  It can buy debt securities  issued by foreign  governments or their agencies,  but these are not expected to be a main investment strategy of the Fund.

      The Fund  can  invest  up to 25% of its  total  assets  in  securities  of companies based in "emerging" markets. An issuer is considered by the Fund to be located in an emerging  market if: o the issuer is organized under the law of an emerging country;  o the issuer's  principal  securities trading market is in an emerging
        market; or
o       at least 50% of the issuer's non-current assets,  capitalization,  gross revenue or profit is derived  (directly  or  indirectly)  from assets or activities located in emerging markets.

      |X| Portfolio Turnover.  The Fund ordinarily does not engage in short-term trading to try to achieve its objective.  Portfolio  turnover affects  brokerage costs  the  Fund  pays.  The  Financial  Highlights  table  at the  end of  this
Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

      |X|  Special  Fund  Diversification  Requirements.  To  enable a  variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular  issuers.  The Fund's investment  program is managed to meet those requirements, in addition to other diversification requirements under the  Internal  Revenue  Code  and the  Investment  Company  Act  that  apply  to publicly-sold mutual funds.

      Failure  by the  Fund to  meet  those  special  requirements  could  cause earnings on a contract owner's interest in an insurance company separate account to be taxable income.  Those  diversification  requirements might also limit, to some  degree,  the Fund's  investment  decisions  in a way that could reduce its performance.

      |X| Can the Fund's  Investment  Objective and Policies Change?  The Fund's
Board of  Directors  may  change  non-fundamental  investment  policies  without
shareholder  approval,   although  significant  changes  will  be  described  in
amendments  to this  Prospectus.  Fundamental  policies are those that cannot be changed  without the  approval of a majority  of the Fund's  outstanding  voting shares.  The  Fund's  objective  is not a  fundamental  policy,  but will not be changed  by the Board of  Directors  without  advance  notice  to  shareholders.
Investment  restrictions  that  are  fundamental  policies  are  listed  in  the
Statement of Additional  Information.  An investment  policy is not  fundamental unless this Prospectus or the Statement of Additional  Information  says that it
is.

Other Investment  Strategies.  To seek its objective,  the Fund can also use the investment  techniques and strategies described below. The Fund might not always use all of them. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

      |X|  Investing  in  Special  Situations.  At  times  the  Fund  might  use aggressive  investment  techniques.  These might include seeking to benefit from what  the  portfolio  manager  perceives  to be  "special  situations,"  such as mergers, reorganizations or other unusual events expected to affect a particular issuer.  However,  there is a risk in investing in special  situations  that the change or event might not occur, which could have a negative impact on the price of the issuer's  security.  The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

      |X| Cyclical Opportunities.  The Fund might also seek to take advantage of changes in the business  cycle by investing in companies  that are  sensitive to those changes if the portfolio manager believes they have growth potential.  For example,  when the economy is expanding,  companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The
Fund focuses on seeking  growth over the long term but on occasion might seek to take  tactical  advantage of  short-term  market  movements or events  affecting particular issuers or industries.  There is the risk that those securities might lose value when the issuer or industry is out of phase in the business cycle.

      |X| Debt  Securities.  The Fund can  also  invest  up to 20% of its  total assets in debt  securities  when the Manager  believes that it is appropriate in seeking the Fund's objective. The Fund can buy debt securities issued by foreign governments,  by  supranational  organizations  such as the  World  Bank,  or by companies. Those debt securities may be rated or unrated. The Fund can invest up to 15% of its total assets in debt securities that are below  investment  grade.
Those  lower-rated  debt  securities are commonly  called "junk bonds," and have greater risks of default than  investment-grade  securities.  The Fund currently does not intend to invest more than 5% of its total assets in  securities  rated below investment grade.

           |_| Convertible Securities.  While the Fund emphasizes investments in common  stocks,  it can also  buy  securities  convertible  into  common  stock.
Although some convertible securities are debt securities,  the Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment  decision than in the case of other debt securities.  Nevertheless,  convertible debt securities, like other debt  securities,  are  subject to both  "credit  risk" (the risk that the issuer  will  not pay  interest  or repay  principal  in a  timely  manner)  and
"interest  rate  risk"  (the risk  that the  prices  of the  securities  will be affected inversely by changes in prevailing interest rates).

      The Fund does not expect that its holdings of  convertible  securities (or other debt securities) will normally represent more than 5% of its total assets.
The Fund can buy below-investment-grade  convertible debt securities,  which are subject to greater  risks of default than  investment-grade  securities.  To the extent the Fund buys debt securities it will focus primarily on investment-grade securities.

      |X|  Investing  in  Domestic  Securities.  The Fund  does not  expect  to invest  more than 10% of its assets in  securities  of U.S.  issuers as part of its normal  investment  program.  However,  it can hold  common  and  preferred stocks as well as debt  securities  of U.S.  companies,  and can also invest in
U.S.  corporate  and  government  debt  securities  for defensive and liquidity purposes.

      |X|  Illiquid  and  Restricted  Securities.  Investments  may be  illiquid because there is no active trading market for them. That might make it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly  until it is registered  under the  Securities Act of 1933. The
Fund will not invest more than 15% of its net assets in  illiquid or  restricted securities.  Certain  restricted  securities  that are  eligible  for  resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors  holdings  of  illiquid  securities  on an ongoing  basis to  determine whether to sell any holdings to maintain adequate liquidity.

      |X|  Repurchase  Agreements.  In a repurchase  agreement,  the Fund buys a security  and  simultaneously  agrees  to sell it back at a higher  price in the future.  Delays  or  losses  could  occur if the  other  party to the  agreement defaults or becomes insolvent.  These are used primarily for cash management and liquidity purposes.

      |X| Derivative  Investments.  The Fund can use a number of different kinds of  "derivative"  investments,  although  it  does  not  do  so  currently  to a significant  degree and is not required to use them to seek its goal. In general terms, a derivative  investment is an investment contract whose value depends on
(or is derived from) the value of an underlying  asset,  interest rate or index.
In the broadest  sense,  exchange-traded  options,  futures  contracts,  forward contracts  and other  hedging  instruments  the Fund might use can be considered
"derivative" investments. In addition to using derivatives for hedging, the Fund might use other  derivative  investments  because they offer the  potential  for increased value.

           |_| There are Special Risks in Using Derivative Investments.  Markets
underlying securities and indices may move in a direction not anticipated by the
Manager.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of  derivatives.  If the issuer of the derivative does not pay the amount due,  the Fund can lose money on the  investment.  Also,  the underlying  security or  investment on which the  derivative  is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.
If that happens, the Fund's share price could decline.

      The Fund has limits on the amount of particular  types of  derivatives  it can hold.  However,  using  derivatives  can cause the Fund to lose money on its investments  and/or increase the volatility of its share prices.  As a result of these  risks  the Fund  could  realize  less  return  from the  investment  than expected. Certain derivative investments held by the Fund may be illiquid.

      |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, forward contracts,  and exchange-traded call options,  including call options on futures  contracts,  foreign  currencies and broadly-based  securities  indices.
These are all  referred to as "hedging  instruments."  Although the Fund can use forward  contracts,  options  or futures to hedge  foreign  currency  risks when buying and selling securities,  it does not currently use them or other types of hedging  extensively  and  does  not use  hedging  instruments  for  speculative purposes.  It has limits on its use of hedging.  The Fund is not required to use hedging instruments in seeking its goal.

      Some of these strategies  would hedge the Fund's  portfolio  against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's  exposure to the  securities  market.  Forward contracts  could be used to try to manage  foreign  currency risks on the Fund's foreign  investments.  Foreign  currency options could be used to try to protect against declines in the dollar value of foreign  securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      Options  trading  involves  the  payment of  premiums  and has special tax effects  on the  Fund.  There  are  also  special  risks in  particular  hedging strategies. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly,  the strategy could reduce the Fund's return. The
Fund  could  also  experience  losses if the price of its  futures  and  options positions  were not  correlated  with its other  investments  or if it could not close out a position because of an illiquid market.

Temporary  Defensive  Investments.  In times of  unstable  or adverse  market or economic  conditions,  the Fund can invest up to 100% of its assets in temporary defensive  investments.  Generally  they  would  be cash  equivalents  (such  as
commercial   paper  in  the  top  two  rating   categories  of  national  rating
organizations),  money market instruments,  short-term debt securities,  U.S. or foreign government securities,  or repurchase agreements.  They can also include other investment grade debt securities.  The Fund might also hold these types of securities  pending the  investment  of proceeds from the sale of Fund shares or investment securities or to meet anticipated  redemptions of Fund shares. To the extent the Fund invests  defensively in these  securities,  it might not achieve its investment objective of capital growth.

How the Fund Is Managed

The  Manager.  The  Manager  chooses  the Fund's  investments  and  handles  its day-to-day business. The Manager carries out its duties, subject to the policies established  by the Fund's  Board of  Directors,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment  adviser since January 1960. The
Manager (including affiliates) managed assets of more than $120 billion at March
31, 2001,  including  more than 65 funds having more than 5 million  shareholder accounts.  The Manager is located at Two World  Trade  Center,  34th Floor,  New
York, New York 10048-0203.

Portfolio  Manager.  The portfolio  manager of the Fund is George Evans.  He has been the person  principally  responsible  for the day-to-day  management of the
Fund's  portfolio  since October 1, 1999. He is a Vice President of the Fund and
of the  Manager  (since  October  1993)  and  of  HarbourView  Asset  Management
Corporation  (since July 1994). He serves as an officer and portfolio manager of other Oppenheimer funds.

      |X| Advisory Fees. Under the investment advisory agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows:  1.00% of the first $250 million of average  daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million. The
Fund's  management fee for the fiscal year ended December 31, 2000, was 1.00% of average annual net assets.

Possible Conflicts of Interest.  The Fund offers its shares to separate accounts of different  insurance  companies as an investment for their variable  annuity, variable life and other investment  product  contracts.  While the Fund does not foresee any  disadvantages  to contract  owners from these  arrangements,  it is possible that the interests of owners of different  contracts  participating  in the Fund through  different  separate  accounts might conflict.  For example,  a conflict could arise because of differences in tax treatment.

      The Fund's  Board has  procedures  to monitor the  portfolio  for possible conflicts  to  determine  what  action  should  be taken.  If an  irreconcilable conflict  occurs,  the Board might require one or more  participating  insurance company separate  accounts to withdraw their investments in the Fund. That could force  the  Fund to sell  securities  at  disadvantageous  prices,  and  orderly portfolio  management  could be disrupted.  Also, the Board might refuse to sell shares of the Fund to a particular  separate  account,  or could  terminate  the offering  of the Fund's  shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares  Purchased?  Shares of the Fund may be purchased only by separate investment  accounts  of  participating  insurance  companies  as an  underlying investment for variable life insurance  policies,  variable annuity contracts or other investment  products.  Individual  investors cannot buy shares of the Fund directly.  Please  refer to the  accompanying  prospectus  of the  participating insurance  company for  information  on how to select the Fund as an  investment option  for that  variable  life  insurance  policy,  variable  annuity or other investment product.  That prospectus will indicate whether you are only eligible to purchase  Service  shares of the Fund.  The Fund reserves the right to refuse any  purchase  order when the  Manager  believes  it would be in the Fund's best interests to do so.

-------------------------------------------------------------------------------
Information  about your  investment in the Fund through your  variable  annuity contract,  variable  life  insurance  policy or other plan can be obtained only from your  participating  insurance  company or its servicing agent. The Fund's
Transfer  Agent  does not hold or have  access to those  records.  Instructions for  buying or  selling  shares of the Fund  should be given to your  insurance company  or its  servicing  agent,  not  directly  to the Fund or its  Transfer
Agent.
-------------------------------------------------------------------------------

      |X| At What  Price Are  Shares  Sold?  Shares  are sold at their  offering price,  which is the net asset  value per  share.  The Fund does not  impose any sales charge on purchases of its shares.  If there are any charges imposed under the variable annuity,  variable life or other contract through which Fund shares are  purchased,  they  are  described  in  the  accompanying  prospectus  of the participating insurance company.

      The net asset  value per  share is  determined  as of the close of The New
York Stock Exchange on each day that the exchange is open for trading  (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M.,  New York time, but may close earlier on some days. All references to time in this Prospectus mean New York time.

      The net asset value per share is  determined  by dividing the value of the
Fund's net assets  attributable  to a class of shares by the number of shares of that class that are  outstanding.  The Fund's Board of Directors has established procedures  to value the Fund's  securities  to  determine  the Fund's net asset value,  in  general  based on  market  values.  The Board  has  adopted  special procedures  for valuing  illiquid and  restricted  securities and securities for which market values cannot be readily obtained.  Because some foreign securities trade in markets and on exchanges  that  operate on weekends and U.S.  holidays, the values of some of the Fund's foreign investments might change  significantly on days when shares of the Fund cannot be purchased or redeemed.

      The offering price that applies to an order from a participating insurance company is based on the next  calculation  of the net asset value per share that is made after the insurance  company (as the Fund's  designated agent to receive purchase  orders) receives a purchase order from its contract owners to purchase
Fund shares on a regular business day, provided that the Fund receives the order from the insurance  company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

      |X| Classes of Shares. The Fund may offer two different classes of shares.
The class designated as Service shares are subject to a Distribution and Service
Plan.  The impact of the  expenses  of the Plan on Service  shares is  described below.  The class of shares that are not  subject to a Plan has no class  "name"
designation.  The different classes of shares represent  investments in the same portfolio of securities  but are expected to have  different  expenses and share prices.

Distribution and Service Plan for Service Shares

      The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor  for  distribution  related  services for the Fund's Service shares.  Although the Plan allows for payment to be made  quarterly at an annual rate of up to 0.25% of the  average  annual net assets of Service  shares of the
Fund, that rate is currently  reduced to 0.15%. The Board may increase that rate to no more than 0.25% per annum, without advance  notification.  The distributor currently  uses all of those  fees to  compensate  sponsor(s)  of the  insurance product that offers Fund shares,  for providing personal service and maintenance of accounts of their  variable  contract  owners that hold Service  shares.  The impact of the  service  plan is to  increase  operating  expenses of the Service shares,  which results in lower  performance  compared to the Fund's shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases,  only the  participating  insurance companies  that hold Fund shares in their  separate  accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares.  Contract holders and policy holders should  not  directly  contact  the  Fund or its  Transfer  Agent to  request  a redemption of Fund shares.  Contract  owners  should refer to the  withdrawal or surrender  instructions  in the  accompanying  prospectus  of the  participating insurance company.

      The share price that applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its  contract or policy  holder,  provided  that the Fund  receives the order from the insurance  company by 9:30 A.M. the next regular  business day at the office of its Transfer Agent in Colorado. The Fund normally sends payment by
Federal  Funds wire to the  insurance  company's  account the day after the Fund receives  the order (and no later  than 7 days  after the Fund's  receipt of the order).  Under unusual  circumstances  determined by the Securities and Exchange
Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

    |X|  Dividends.  The Fund intends to declare  dividends  separately for each class of shares from net investment  income,  if any, on an annual basis, and to pay those  dividends  in March on a date  selected  by the  Board of  Directors.
Dividends and  distributions  will generally be lower for Service shares,  which normally have higher  expenses.  The Fund has no fixed  dividend rate and cannot guarantee that it will pay any dividends.

      All  dividends  (and any capital gains  distributions)  will be reinvested automatically  in  additional  Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital  Gains.  The Fund may  realize  capital  gains on the sale of  portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term  capital gains in March of each year.  The Fund may make  supplemental distributions  of dividends  and capital  gains  following the end of its fiscal year.  There  can be no  assurance  that the Fund  will  pay any  capital  gains distributions in a particular year.

Taxes.  For a discussion  of the tax status of a variable  annuity  contract,  a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment  income and  distributions (if any) of net realized short-term  and  long-term  capital  gains will be  taxable,  if at all,  to the participating insurance company.

      This  information  is  only  a  summary  of  certain  federal  income  tax information about an investment in Fund shares. You should consult with your tax adviser or your participating  insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's
financial   performance  since  its  inception.   Certain  information  reflects
financial  results  for a single  Fund  share.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and  distributions).  This information  has been audited by Deloitte & Touche LLP,  the Fund's  independent auditors, whose report, along with the Fund's financial statements,  is included in the  Statement  of  Additional  Information,  which is  available on request.
Because  Service  shares of the Fund were not issued prior to December 31, 2000, no financial information is shown for Service shares in the Financial Highlights table or in the  financial  statements  included in the  Statement of Additional
Information.
Financial Highlights

	Year Ended December 31,
	2000	1999	1998	1997	1996(1)

Per Share Operating Data Net asset value, beginning of period	$2.30	$1.57	$1.36	$1.29	$1.15

Income (loss) from investment operations: Net investment income Net realized and unrealized gain (loss)	–(2) (.11)	–(2) .77	.01 .25	.01 .09	.02 .13

Total income (loss) from investment operations	(.11)	.77	.26	.10	.15

Dividends and/or distributions to shareholders: Dividends from net investment income Distributions from net realized gain	(.03) (.42)	(.01) (.03)	(.01) (.04)	(.01) (.02)	(.01) –

Total dividends and/or distributions to shareholders	(.45)	(.04)	(.05)	(.03)	(.01)

Net asset value, end of period	$1.74	$2.30	$1.57	$1.36	$1.29

Total Return, at Net Asset Value(3)	(9.43)%	50.37%	19.40%	8.11%	13.26%

Ratios/Supplemental Data Net assets, end of period (in thousands)	$144,901	$147,345	$103,404	$82,257	$62,585

Average net assets (in thousands)	$162,028	$107,403	$ 94,651	$73,318	$56,893

Ratios to average net assets:(4) Net investment income Expenses	0.24% 1.17%	0.17% 1.08%	0.68% 1.09%(5)	0.72% 1.12%(5)	0.76% 1.21%(5)

Portfolio turnover rate	72%	127%	48%	49%	54%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.

For More Information about Oppenheimer International Growth Fund/VA:
The  following  additional  information  about  the Fund is  available  without charge upon request:

Statement of Additional Information
This  document  includes  additional  information  about the  Fund's  investment policies,  risks,  and  operations.  It is  incorporated  by reference into this
Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a  discussion  of market  conditions  and  investment  strategies  that significantly affected the Fund's performance during its last fiscal year.

----------------------------------------------------------------------------

How to Get More Information:

----------------------------------------------------------------------------
You can  request  the  Statement  of  Additional  Information,  the  Annual  and
Semi-Annual Reports, and other information about the Fund:
----------------------------------------------------------------------------

----------------------------------------------------------------------------
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By Telephone:

----------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free:
1.888.470.0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional  Information and other
Fund  documents  and  reports by visiting  the SEC's  Public  Reference  Room in
Washington,  D.C.  (Phone  1.202.942.8090)  or the EDGAR  database  on the SEC's
Internet web site at http://www.sec.gov. Copies may be obtained after payment of
a  duplicating   fee  by  electronic   request  at  the  SEC's  e-mail  address:
publicinfo@sec.gov  or  by  writing  to  the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any information  about the Fund or to make any  representations  about  the  Fund  other  than  what is  contained  in this
Prospectus.  This  Prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-3255
PR616.0401  Printed on recycled paper.

                           Appendix to Prospectus of
                   Oppenheimer International Growth Fund/VA

      Graphic material  included in the Prospectus of Oppenheimer  International
Growth Fund/VA: "Annual Total Returns (as of 12/31 each year)":

      A  bar  chart  will  be  included  in  the   Prospectus   of   Oppenheimer
International   Growth   Fund/VA   depicting  the  annual  total  returns  of  a
hypothetical  investment  in shares of the Fund for each of the  calendar  years since the Fund's  inception.  Set forth below are the relevant  data points that will appear in the bar chart:

----------------------------------------
Calendar   Year  Ended   Annual Total
12/31                       Return
----------------------------------------
----------------------------------------

1994                          1.44%

----------------------------------------
----------------------------------------
1995                        10.30%
----------------------------------------
----------------------------------------
1996                         13.26%
----------------------------------------
----------------------------------------
1997                          8.11%
----------------------------------------
----------------------------------------
1998                         19.40%
----------------------------------------
----------------------------------------
1999                         50.37%
----------------------------------------
----------------------------------------

2000                         -9.43%

----------------------------------------

-------------------------------------------------------------------------------

Total Return Portfolio
A Series of Panorama Series Fund, Inc.

-------------------------------------------------------------------------------

Prospectus dated April 26, 2001

      Total  Return  Portfolio  is a mutual  fund that seeks to  maximize  total investment  return  by  allocating  its  assets  among  investments  in  stocks, corporate bonds, U.S. government securities and money market instruments.

      Shares of the  Portfolio  are sold only as an  underlying  investment  for variable life insurance policies, variable annuity contracts and other insurance company  separate  accounts.  A prospectus  for the  insurance  product you have selected  accompanies  this  Prospectus and explains how to select shares of the
Portfolio as an investment under that insurance product.

      This  Prospectus  contains  important  information  about the  Portfolio's objective,  its  investment  policies,  strategies  and risks.  Please read this
Prospectus (and your insurance product  prospectus)  carefully before you invest and keep them for future reference about your investment.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved  the  Portfolio's  securities nor has it determined that this Prospectus is accurate or complete.  It is a criminal  offense to represent otherwise.

Contents

           About the Portfolio
-------------------------------------------------------------------------------

           The Portfolio's Investment Objective and Strategies

           Main Risks of Investing in the Portfolio

           The Portfolio's Past Performance

           About the Portfolio's Investments

           How the Portfolio is Managed

           Investing in the Portfolio
-------------------------------------------------------------------------------

           How to Buy and Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights

About the Portfolio

The Portfolio's Investment Objective and Strategies

What Is the Portfolio's  Investment  Objective?  The Portfolio seeks to maximize total investment return (including capital  appreciation and income) principally by  allocating  its  assets  among  stocks,  corporate  bonds,  U.S.  government
securities  and  money  market   instruments,   according  to  changing   market
conditions.

What Does the  Portfolio  Invest  In?  The  Portfolio  invests  mainly in common stocks, corporate bonds, U.S. government securities (including  mortgage-related
securities),   and  short-term  notes.  The  Portfolio's   investment   Manager,
OppenheimerFunds,  Inc., can allocate the  Portfolio's  investments  among these different  types of securities in different  proportions  at different  times to seek the Portfolio's goal. That allocation is based on the Manager's judgment of
where  the  best   opportunities   are  after  evaluating  market  and  economic
conditions.

      Normally, at least 25% of the Portfolio's total assets will be invested in fixed income  senior  securities.  Otherwise,  the  Portfolio is not required to
allocate  its  investments  among  stocks,   corporate  bonds,  U.S.  government
securities and money market instruments in any fixed proportion and the relative weighting of those asset  classes in the  Portfolio's  holdings will change over time.  Therefore,  the Portfolio  might have some of its assets invested in each asset class or it might not invest in certain asset classes at times.

o     Stocks.  The Portfolio  can buy a variety of domestic and foreign  stocks and other equity
investments,  including  common and preferred  stocks,  warrants and  securities convertible  into common stock. The Portfolio can buy securities of companies of different  market  capitalization  ranges.  There are limits on the  Portfolio's investments in foreign securities.

o     Debt  Securities.   The  Portfolio  can  invest  in  a  variety  of  debt
        securities, including
securities  issued or  guaranteed  by the U.S.  government  and its agencies and federally-chartered  corporate entities referred to as  "instumentalities."  The
Portfolio  can  buy  mortgage-related  securities  and  collateralized  mortgage obligations  ("CMOs")  issued or  guaranteed  by the U.S.  government or private issuers. It can also buy municipal  securities,  foreign government  securities, and domestic and foreign corporate debt obligations. The Portfolio can buy bonds rated below  investment  grade (these are commonly  called  "junk  bonds"),  but currently limits these investments to not more than 5% of its assets.

o     Money  Market   Instruments.   The   Portfolio   can  hold  money  market
        instruments, such
as short-term U.S. government securities,  commercial paper and bank instruments as part of its normal investment  program, or for cash management purposes or as a defensive investment when the Manager believes that the securities markets are unstable.

      The  Portfolio  can also use hedging  instruments  and certain  derivative investments to try to manage investment risks.  These investments are more fully explained in "About the Portfolio's Investments," below.

      |X| How Do the Portfolio  Managers  Decide What Securities to Buy or Sell?
In selecting  securities  for purchase or sale by the  Portfolio,  the portfolio managers follow an investment  process that uses  quantitative  tools to analyze market  dynamics and economic  trends to help  determine  the  allocation of the
Portfolio's  investments  over different asset classes.  In selecting stocks for
the  Portfolio,   the  portfolio  managers  use  a  systematic  and  disciplined quantitative  investment style. While this process and the inter-relationship of the  factors  used  may  change  over  time and its  implementation  may vary in particular  cases,  in general the  investment  selection  process  includes the strategies described below:
        In selecting stocks, the portfolio managers use proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental  research,  to identify  stocks  within the S&P 500 Index that they consider to be temporarily undervalued by various measures.
           Individual  stocks are  selected  for the  portfolio  using a ranking process based on those valuation models.
|_|   The portfolio  managers use both quantitative and fundamental  analytical tools,  including  internal  research  and  reports by other  market analysts,  to identify stocks within the selected  universe that may provide growth  opportunities,  for example,  by selecting stocks of issuers that have better earnings,  cash flow, revenues and/or other
           favorable   characteristics   than  analysts  have   expected.   The
           portfolio managers,  in essence, seek to choose stocks having prices that are  relatively low in relation to what they consider to be the stocks' real worth or future  prospects  with the  expectation  that these  stocks will  increase  in value when the market  re-evaluates the issuers.
        Seeking to reduce overall risks,  the portfolio  managers  diversify the
           portfolio's   equity   position  by  allocating   investments   among
           industries within the S&P 500 Index.

|_|        In selecting  bonds,  the  portfolio  managers  normally  expect that portion of the  Portfolio's  investment  holdings  to have an average maturity  (measured on a  dollar-weighted  basis) of between 6 and 14 years.

Who Is the Portfolio  Designed For? The Portfolio's shares are available only as an investment  option under certain  variable annuity  contracts,  variable life insurance  policies and  investment  plans  offered  through  insurance  company separate accounts of participating  insurance  companies,  for investors seeking total investment return over the long term from a flexible  portfolio  investing
in  different  asset  classes,   including   stocks,   bonds  and  money  market
instruments.  Because the  Portfolio  invests a portion of its assets in stocks, those investors  should be willing to assume the risks of short-term share price fluctuations  that  are  typical  for a fund  that can  have  substantial  stock investments.  Since the Portfolio's  income level will fluctuate and will likely be small,  it is not designed for investors  needing an assured level of current income. The Portfolio is not a complete investment program.

Main Risks of Investing in the Portfolio

      All investments  carry risks to some degree.  The Portfolio's  investments are subject to changes in their value from a number of factors  described below.
There  is  also  the  risk  that  poor  security  selection  by the  Portfolio's
investment  Manager,  OppenheimerFunds,   Inc.,  will  cause  the  Portfolio  to
underperform other funds having similar objectives.

|X|  Risks of  Investing  in  Stocks.  Stocks  fluctuate  in  price,  and  their short-term volatility at times can be great. Because the Portfolio typically has
substantial   investments  in  common  stocks,  the  value  of  the  Portfolio's investment  holdings  will be affected by changes in the stock  markets.  Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's investments change.

      A variety of factors  can affect the price of a  particular  stock and the prices of individual  stocks do not all move in the same direction  uniformly or at the same time.  Different  stock  markets  may behave  differently  from each other.  In particular,  because the  Portfolio's  stock  investments are in U.S.
issuers, its share price will be affected by changes in U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer, or changes in government regulations affecting the issuer. The Portfolio invests in securities of large companies but it can also buy stocks of small and medium-size companies,  which may have more volatile stock prices than stocks of large companies.

      Additionally,  stocks of issuers in a particular  industry may be affected by changes in economic conditions, government regulations, availability of basic resources  or  supplies,  or other  events that affect that  industry  more than others. To the extent that the Portfolio  increases the relative emphasis of its investments in a particular industry, its share values can fluctuate in response to events affecting that industry.

      |X| Credit Risk. Debt  securities are subject to credit risk.  Credit risk relates  to the  ability  of the  issuer  of a  security  to make  interest  and principal  payments on the  security as they become due. If the issuer  fails to pay interest,  the Portfolio's  income may be reduced and if the issuer fails to repay  principal,  the value of that bond and of the  Portfolio's  shares may be reduced.  While the Portfolio's  investments in U.S.  government  securities are subject  to little  credit  risk,  the  Portfolio's  other  investments  in debt securities,  particularly high-yield lower-grade debt securities, are subject to risks of default.

      |X| Interest Rate Risks.  The prices of debt  securities,  including  U.S.
government  securities,  are subject to change when  prevailing  interest  rates change.  When interest rates fall, the values of already-issued  debt securities generally  rise.  When interest  rates rise, the values of  already-issued  debt securities  generally  fall. The magnitude of these  fluctuations  will often be greater for longer-term debt securities than shorter-term  debt securities.  The
Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the  Portfolio's  investments  in debt securities.

      |X| Prepayment Risk.  Prepayment risk occurs when the mortgages underlying a  mortgage-related  security  are  prepaid at a rate  faster  than  anticipated
(usually,  when  interest  rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment  risk,  including the CMOs and other  mortgage-related securities that the Portfolio can buy,  generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

      The impact of  prepayments  on the price of a security may be difficult to predict and may increase the volatility of the price.  The Portfolio  might have to reinvest the proceeds of prepaid securities in new securities  offering lower yields.  Additionally,  the Portfolio can buy  mortgage-related  securities at a premium.  Accelerated  prepayments on those securities could cause the Portfolio to lose the portion of its principal  investment  represented by the premium the
Portfolio paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected,  which could have the effect of lengthening the expected maturity of a short or  medium-term  security.  That could cause its value to  fluctuate  more widely in response to changes in interest  rates.  In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      |X| There are Special Risks in Using Derivative Investments. The Portfolio
can use  derivatives  to seek  increased  returns or to try to hedge  investment risks.  In general terms, a derivative  investment is one whose value depends on
(or is derived from) the value of an underlying  asset,  interest rate or index.
Options, futures,  mortgage-related securities and CMOs, asset-backed securities and "stripped" securities are examples of derivatives the Portfolio can use.

      If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself,  might not perform the way the Manager expected it to perform.  If that happens,  the Portfolio's share price could decline or the Portfolio  could get less income than  expected.  The
Portfolio has limits on the amounts of particular  types of  derivatives  it can hold.  However,  using  derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

      How Risky is the Portfolio Overall? The risks described above collectively form  the  risk  profile  of the  Portfolio  and can  affect  the  value  of the
Portfolio's  investments,  its investment  performance  and its price per share.
These risks mean that you can lose money by investing in the Portfolio. When you redeem your shares, they may be worth more or less than what you paid for them.

      However, changes in the overall market prices of securities and the income they pay can occur at any time.  The share  price of the  Portfolio  will change daily based on changes in market prices of securities and market  conditions and in response to other economic  events.  There is no assurance that the Portfolio will achieve its investment objective.  In the short term, the stock markets can be volatile,  and the price of the  Portfolio's  shares will go up and down as a result.  The  Portfolio's  income-oriented  investments  may  help  cushion  the
Portfolio's  total  return  from  changes  in  stock  prices,  but  fixed-income securities  have their own risks,  such as the risk of  default  and  changes in value when interest rates change.  The Portfolio  seeks to reduce the effects of these risks by diversifying  its investments  over different asset classes.  The
Portfolio  may be less volatile than funds that invest only in stocks but may be more volatile than funds that invest solely in investment grade bonds.

An  investment  in the Portfolio is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Portfolio's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Portfolio,  by showing changes in the Portfolio's  performance from year to year for the last ten  calendar  years and by showing  how the average  annual  total returns  of the  Portfolio's  shares  compare  to  those of  broad-based  market indices.  The  Portfolio's  past  investment  performance is not  necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See  appendix  to  prospectus  for  data in bar  chart  showing  annual  total returns]

For the period 1/1/01 through 3/31/01,  the Portfolio's  cumulative  return (not annualized) was -7.66%.  Charges imposed by the separate accounts that invest in the Portfolio are not included in the  calculations of return in this bar chart, and if those charges were included,  the returns would be less than those shown.
During the period shown in the bar chart,  the highest  return (not  annualized)
for  a  calendar  quarter  was  12.35%  (4QTR98)  and  the  lowest  return  (not annualized) for a calendar quarter was -6.67% (3QTR99).

--------------------------------------------------------------------

Average    Annual
Total     Returns
for  the  periods
ended    December      1 Year        Past 5 Years    Past 10 Years
31, 2000

--------------------------------------------------------------------
--------------------------------------------------------------------

Total      Return
Portfolio               -2.51%            6.85%           10.88%
(inception:
9/30/82)

--------------------------------------------------------------------
--------------------------------------------------------------------

S&P   500   Index
(from: 12/31/90)        -9.10%           18.33%           17.44%

--------------------------------------------------------------------
--------------------------------------------------------------------

Merrill     Lynch
Corporate/
Gov't      Master       11.95%            6.30%            8.03%
Index      (from:
12/31/90)

--------------------------------------------------------------------

The  Portfolio's  returns in the table measure the performance of a hypothetical account without  deducting  charges imposed by the separate accounts that invest in the Portfolio  and assume that all dividends and capital gains  distributions have been  reinvested in  additional  shares.  Because the Portfolio  invests in stocks and bonds, its performance is compared to the S&P 500 Index, an unmanaged index of equity  securities  that is a measure  of the  general  domestic  stock market and to the  Merrill  Lynch  Corporate  and  Government  Master  Index,  a
broad-based  index of debt securities.  However,  it must be remembered that the index performance  reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Portfolio may have investments that vary from the indices.

The  Portfolio's  total  returns  should not be  expected to be the same as the returns  of other  Oppenheimer  funds,  even if funds  have the same  portfolio managers and/or similar names.

About the Portfolio's Investments

The Portfolio's Principal Investment Policies. The allocation of the Portfolio's investment  holdings among the different  investments  will vary over time based upon the Manager's  evaluation of economic and market  trends.  The  Portfolio's holdings  might not always  include all of the  different  types of  investments described below. The Statement of Additional  Information contains more detailed information about the Portfolio's investment policies and risks.

      The Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The  Portfolio  attempts to reduce its  exposure to market  risks by  diversifying  its  investments,  that  is,  by not  holding  a substantial  percentage of the stock of any one company and by not investing too great a  percentage  of the  Portfolio's  assets in any one  issuer.  Also,  the
Portfolio  does  not  concentrate  25% or  more  of its  investments  in any one industry.

      |X| Stocks and Other Equity  Investments.  The Portfolio can invest in the
equity   securities   of  issuers  that  may  be  of  small,   medium  or  large
capitalization,   to  seek  total  investment   return.  The  Portfolio's  stock
investments  mainly are common  stocks  but it can also  invest in other  equity securities,  including  preferred  stocks,  rights and warrants,  and securities convertible  into common  stock.  The  Portfolio  can buy  securities  issued by domestic or foreign companies.  However,  the Portfolio's  investments in stocks are currently focused on those of U.S. issuers.

           |_| Convertible Securities. Many convertible securities are a form of debt  security,  but the Manager  regards  some of them as "equity  substitutes"
because of their  conversion  feature.  In those cases,  their ratings have less impact  on the  Manager's  investment  decision  than in the case of other  debt securities.  The Portfolio's  investments in convertible  securities may include securities rated as low as "B" by Moody's Investor Services,  Inc. or Standard &
Poor's Rating Service or that have  comparable  ratings by other national rating organizations  or, if they are unrated,  assigned by the Manager.  Those ratings are below  "investment  grade" and the securities are subject to greater risk of default by the issuer than investment grade securities.

      |X| Corporate Bonds and U.S. Government Securities.  The Portfolio can buy
debt securities that are rated by nationally-recognized  rating organizations as well as unrated  securities  assigned an equivalent  rating by the Manager.  The
Portfolio's  debt  investments  may be "investment  grade" (that is, in the four highest  rating  categories  of  a  national  rating  organization)  or  may  be securities  that are below  investment  grade  (sometimes  called "junk bonds"), rated  as low as  "B," as  described  above  in  "Convertible  Securities."  The
Portfolio  does not invest  more than 10% of its total  assets in  unrated  debt securities.

      While the  Portfolio can invest as much as 20% of its total assets in debt securities and preferred stocks rated below investment-grade,  currently it does not  intend to invest  more  than 5% of its total  assets in these  investments.
While the  Portfolio is not required to sell a bond that falls below that rating after the Portfolio buys it, the Manager will monitor the  Portfolio's  holdings to determine whether to sell these securities.

           |_| Special  Credit Risks of  Lower-Grade  Securities.  All corporate debt  securities  (whether  foreign or  domestic)  are subject to some degree of
credit  risk.  While  investment-grade   securities  are  subject  to  risks  of
non-payment of principal and interest, in general  higher-yielding,  lower-grade
bonds,   whether   rated  or  unrated,   have  greater  risks  of  default  than
investment-grade  securities.  U.S. government  securities are subject to little credit  risk.  Because  the  Portfolio  can  invest in  securities  rated  below investment grade to seek high income,  the Portfolio's  credit risks are greater than those of Portfolios that buy only investment grade bonds.

      Securities  that are (or that  have  fallen)  below  investment  grade are exposed to a greater  risk that the issuers of those  securities  might not meet their debt  obligations.  These  securities  may be  subject  to greater  market fluctuations than investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal  due on the bonds.  These risks mean that the  Portfolio's  net asset value per share could be reduced by declines in value of these securities, and it might not earn the income it expects.

           |_|  U.S.  Government  Securities.   The  Portfolio  can  invest  in
securities  issued  or  guaranteed  by the U.S.  Treasury  or other  government agencies  or  instrumentalities.  These  are  referred  to as "U.S.  government
securities"   in  this   Prospectus.   They  can   include   CMOs   and   other
mortgage-related securities.

o     U.S.   Treasury   Obligations.   These  include  Treasury  bills  (having
             maturities of
one year or less when issued),  Treasury notes (having maturities of from one to ten years when issued),  and Treasury bonds (having  maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the  United  States as to timely  payments  of  interest  and  repayments  of principal.  The  Portfolio  can buy U. S.  Treasury  securities  that  have been
"stripped" of the interest  coupons by a Federal Reserve Bank,  zero-coupon U.S.
Treasury   securities   described  below,   and  Treasury   Inflation-Protection
Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but prior to maturity are subject to interest rate risk.

o     Obligations  of U.S.  Government  Agencies  or  Instrumentalities.  These
             include
direct obligations and mortgage-related securities that have different levels of credit  support from the  government.  Some are  supported by the full faith and credit of the U.S. government,  such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the  right  of the  issuer  to  borrow  from  the U.S.  Treasury  under  certain circumstances,  such as Federal  National  Mortgage  Association  bonds ("Fannie
Maes").  Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage  Corporation  obligations  ("Freddie  Macs").
These have relatively little credit risk.

o     Mortgage-Related  U.S.  Government  Securities.  The  Portfolio  can  buy
             interests
in  pools  of  residential  or  commercial  mortgages,  in the form of CMOs and other  "pass-through"  mortgage  securities.  CMOs  that  are  U.S.  government securities  have  collateral to secure payment of interest and principal.  They
may  be  issued  in  different   series  with  different   interest  rates  and
maturities.  The  collateral  is  either in the form of  mortgage  pass-through certificates  issued  or  guaranteed  by a U.S.  agency or  instrumentality  or mortgage loans insured by a U.S. government agency.

      The prices  and yields of CMOs are  determined,  in part,  by  assumptions about the cash  flows from the rate of  payments  of the  underlying  mortgages.
Changes in interest  rates may cause the rate of expected  prepayments  of those mortgages to change.  In general,  prepayments  increase  when general  interest rates fall and decrease when interest rates rise.

      If  prepayments  of mortgages  underlying a CMO occur faster than expected when  interest  rates  fall,  the  market  value  and  yield of the CMO could be reduced.  Additionally,  the  Portfolio  may  have to  reinvest  the  prepayment proceeds in other securities paying interest at lower rates,  which could reduce the Portfolio's total return.

      When interest rates rise rapidly,  if  prepayments  occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater  fluctuations in value.  These  prepayment risks can make the prices  of CMOs  very  volatile  when  interest  rates  change.  The  prices  of longer-term  debt  securities  tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Portfolio's share prices.

           |_|  Private-Issuer  Mortgage-Backed  Securities.  The  Portfolio can
invest in  mortgage-backed  securities  issued by private issuers,  which do not
offer  the  credit  backing  of  U.S.  government  securities.   Private  issuer
securities  are  subject  to the  credit  risks  of the  issuers  as well as the interest rate risks and prepayment risks of CMOs,  discussed above,  although in some cases they may be supported by insurance  or  guarantees.  Primarily  these include multi-class debt or pass-through certificates secured by mortgage loans.
They may be issued by banks,  savings  and  loans,  mortgage  bankers  and other non-governmental issuers.

           |_|  Asset-Backed  Securities.  The  Portfolio  can buy  asset-backed securities,  which are fractional  interests in pools of loans collateralized by loans or other  assets or  receivables.  They are issued by trusts  and  special purpose  corporations that pass the income from the underlying pool to the buyer of the interest.  These securities are subject to prepayment risks, and the risk of default by the issuer as well as by the borrowers of the underlying  loans in the pool.

      |X|  Money  Market  Instruments  and  Short-Term  Debt  Securities.   The
Portfolio  can  invest in a variety of  short-term  debt  obligations  having a maturity of one year or less. These include:
           |_| Money market  instruments,  which in general are debt obligations rated in the top two rating categories of national rating organizations (or that are unrated  instruments that have equivalent  ratings assigned by the Manager).
Examples include  commercial paper of domestic issuers or foreign  companies (if the foreign issuers have assets of $1 billion or more).
           |_|  Short-term   debt   obligations  of  the  U.S.   government  or
corporations.
           |_|  Obligations  of  domestic  or foreign  banks or savings and loan associations, such as certificates of deposit and bankers' acceptances.

      The  yields  on  shorter-term  debt  obligations  tend to be less  than on longer-term  debt.  Therefore,  this strategy might help preserve  principal but might reduce  opportunities to seek growth of capital as part of the Portfolio's objective of total return. Under normal market conditions this strategy would be used primarily for cash management or liquidity purposes.  Under abnormal market conditions,  the  Portfolio  could  invest  up to 100% of its  assets  in  those instruments for defensive purposes.

      |X|  Portfolio  Turnover.  The  Portfolio  ordinarily  does not  engage in short-term  trading to try to achieve its objective.  Portfolio turnover affects brokerage costs the Portfolio pays. The Financial Highlights table at the end of this  Prospectus  shows the  Portfolio's  portfolio  turnover rates during prior fiscal years.

      |X| Special Portfolio Diversification  Requirements.  To enable a variable annuity or  variable  life  insurance  contract  based on an  insurance  company separate  account to qualify for  favorable  tax  treatment  under the  Internal
Revenue Code, the  underlying  investments  must follow special  diversification requirements  that  limit the  percentage  of  assets  that can be  invested  in securities of particular issuers. The Portfolio's  investment program is managed to meet those requirements,  in addition to other  diversification  requirements under the  Internal  Revenue Code and the  Investment  Company Act that apply to publicly-sold mutual funds.

      Failure by the  Portfolio to meet those special  requirements  could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income.  Those  diversification  requirements might also limit, to some degree, the Portfolio's investment decisions in a way that could reduce its performance.

      |X| Can the  Portfolio's  Investment  Objective and Policies  Change?  The
Portfolio's Board of Directors can change  non-fundamental  investment  policies without shareholder approval,  although significant changes will be described in amendments  to this  Prospectus.  Fundamental  policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. The Portfolio's  investment  objective is not a fundamental  policy, but will not be changed by the Portfolio's Board of Directors without advance notice to  shareholders.  Investment  restrictions  that are  fundamental  policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this  Prospectus or the Statement of Additional  Information says that it is.

Other Investment Strategies.  To seek its objective,  the Portfolio can also use the investment  techniques and strategies  described  below. The Portfolio might not always use all of them.  These  techniques  involve certain risks,  although some are designed to help reduce overall investment or market risks.

      |X| Foreign Investing.  The Portfolio can buy equity or debt securities of companies  and debt  securities  of  governments  in any  country,  developed or underdeveloped.  As a fundamental  policy, the Portfolio cannot invest more than
10% of  its  total  assets  in  foreign  securities.  As an  exception  to  that restriction  the  Portfolio  can invest up to 25% of its total assets in foreign
equity or debt securities that are: |_| issued, assumed or guaranteed by foreign
governments or their political
             subdivisions or instrumentalities,
|_|   assumed  or  guaranteed  by  domestic   issuers   (including   Eurodollar
             securities), or
|_|          issued,  assumed or guaranteed by foreign issuers that have a class of securities listed for trading on The New York Stock Exchange.

      While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation,  risks of delays in settlements of securities  transactions,  and the  effects  of a change  in value of a  foreign currency  against  the U.S.  dollar,  which will  result in a change in the U.S.
dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same  accounting  and disclosure  requirements  that U.S.
companies  are subject to. The value of foreign  investments  may be affected by exchange control  regulations,  expropriation or  nationalization of a company's assets,  foreign taxes,  changes in governmental  economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      |X|  Illiquid  and  Restricted  Securities.  Investments  may be  illiquid because there is no active trading market for them. That might make it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly  until it is registered  under the  Securities Act of 1933. The
Fund will not invest more than 15% of its net assets in  illiquid or  restricted securities.  Certain  restricted  securities  that are  eligible  for  resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors  holdings  of  illiquid  securities  on an ongoing  basis to  determine whether to sell any holdings to maintain adequate liquidity.

      |X| Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security  and  simultaneously  agrees  to sell it back at a higher  price in the future.  Delays  or  losses  could  occur if the  other  party to the  agreement defaults or becomes insolvent.  These are used primarily for cash management and liquidity purposes.

      |X|  Derivative  Investments.  The  Portfolio  can  invest in a number of
different   kinds  of   "derivative"   investments.   In  the  broadest  sense,
exchange-traded  options,  futures  contracts,   mortgage-related   securities,
inverse  floaters,  CMOs and certain  hedging  instruments  the Portfolio might use may be considered "derivative investments."

      Markets  underlying  securities  and indices  may move in a direction  not anticipated  by the Manager.  Interest rate and stock market changes in the U.S.
and abroad may also  influence the  performance of  derivatives.  As a result of these  risks the  Portfolio  could  realize  less  principal  or income from the investment than expected.  Certain derivative  investments held by the Portfolio may be illiquid.

      |X| Zero-Coupon  and "Stripped"  Securities.  Some of the U.S.  government debt securities the Portfolio buys are  zero-coupon  bonds that pay no interest.
They are issued at a  substantial  discount  from their face  value.  "Stripped"
securities are the separate  income or principal  components of a debt security.
Some  CMOs or other  mortgage-related  securities  may be  stripped,  with  each component having a different  proportion of principal or interest payments.  One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional  interest-bearing securities.
The Portfolio may have to pay out the imputed  income on zero coupon  securities
without   receiving  the  actual  cash   currently.   Stripped   securities  are
particularly sensitive to changes in interest rates.

      The values of  interest-only  mortgage  related  securities  are also very sensitive to prepayments of underlying mortgages. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to changes in price.  The market for some of these securities may be limited,  making it difficult for the Portfolio to dispose of its holdings at an acceptable price.

      |X| Hedging. The Portfolio can write exchange-traded  covered call options on securities,  futures and stock indices, and can buy and sell certain kinds of futures contracts and forward  contracts.  These are all referred to as "hedging instruments."  The Portfolio does not use hedging  instruments  for  speculative purposes,  and has limits on its use of them.  The  Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Options  trading  involves  the  payment of  premiums  and has special tax effects on the  Portfolio.  There are also special risks in  particular  hedging strategies. For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value,  the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the  Manager  used a hedging  instrument  at the  wrong  time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return.
The  Portfolio  could also  experience  losses if the prices of its  futures and options  positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

How the Portfolio Is Managed

The Manager.  The Manager  chooses the  Portfolio's  investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors,  under an investment  advisory  agreement that states the  Manager's  responsibilities.  The  agreement  sets the fees the
Portfolio  pays to the Manager and  describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has operated as an investment  adviser since January 1960. The
Manager (including affiliates) managed assets of more than $120 billion at March
31, 2001,  including  more than 65 funds having more than 5 million  shareholder accounts.  The Manager is located at Two World  Trade  Center,  34th Floor,  New
York, New York 10048-0203.

      |X|  Portfolio  Managers.  The  portfolio  managers of the  Portfolio are
Patrick  Bisbey and John Kowalik.  They are the persons  primarily  responsible for the  day-to-day  management  of the  Portfolio's  investments.  Mr.  Bisbey became  a  portfolio  manager  on  March  1,  2000,  and Mr.  Kowalik  became a portfolio  manager on June 26,  2000.  Mr.  Bisbey is a Managing  Director  and
Manager of Trading  and  Portfolio  Operations  (since  June,  1992) of Trinity
Investment Management  Corporation,  a wholly-owned subsidiary of the Manager's immediate  parent,  Oppenheimer  Acquisition Corp. Mr. Kowalik is a Senior Vice
President  of the  Manager.  Prior to joining the Manager in July 1998,  he was
Managing  Director  and senior  portfolio  manager for  Prudential  Investments
Global Fixed Income Group.  Each is a Vice President of the Company.

      |X| Advisory Fees. Under the investment advisory agreement,  the Portfolio pays the Manager an advisory fee at an annual rate that  declines on  additional assets as the Portfolio grows: 0.625% of the first $600 million of average daily net assets of the Fund, and 0.450% of average daily net assets in excess of $600 million. The Portfolio's  management fee for its last fiscal year ended December
31, 2000, was 0.58% of average annual net assets for each class of shares.

      |X| Possible  Conflicts of Interest.  The  Portfolio  offers its shares to separate  accounts of different  insurance  companies as an investment for their variable annuity,  variable life and other investment product  contracts.  While the Portfolio does not foresee any  disadvantages  to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating  in  the  Portfolio  through  different  separate  accounts  might conflict.  For example,  a conflict  could arise because of  differences  in tax treatment.

      The Portfolio's Board has procedures to monitor the portfolio for possible conflicts  to  determine  what  action  should  be taken.  If an  irreconcilable conflict  occurs,  the Board might require one or more  participating  insurance company separate accounts to withdraw their  investments in the Portfolio.  That could force the Portfolio to sell  securities  at  disadvantageous  prices,  and orderly portfolio management could be disrupted. Also, the Board might refuse to sell  shares  of the  Portfolio  to a  particular  separate  account,  or  could terminate the offering of the Portfolio's  shares if required to do so by law or if it would be in the best interests of the  shareholders of the Portfolio to do
so.

Investing In The Portfolio

How to Buy and Sell Shares

How Are Shares  Purchased?  Shares of the  Portfolio  may be  purchased  only by
separate  investment  accounts  of  participating   insurance  companies  as  an
underlying  investment for variable life insurance  policies,  variable  annuity contracts or other investment  products.  Individual investors cannot buy shares of the Portfolio  directly.  Please refer to the accompanying  prospectus of the participating  insurance  company for information on how to select the Portfolio as an  investment  option for that  variable  life  insurance  policy,  variable annuity or other investment  product.  That prospectus will indicate which class of shares you are  eligible to  purchase.  The  Portfolio  reserves the right to refuse  any  purchase  order  when  the  Manager  believes  it  would  be in the
Portfolio's best interests to do so.

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Information  about your  investment  in the  Portfolio  through  your  variable annuity  contract,  variable  life  insurance  policy  or  other  plan  can  be obtained  only from  your  participating  insurance  company  or its  servicing agent.  The  Portfolio's  Transfer  Agent does not hold or have access to those records.  Instructions  for buying or selling shares of the Portfolio should be given to your  insurance  company or its  servicing  agent,  not directly to the
Portfolio or its Transfer Agent.
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      |X| At What  Price Are  Shares  Sold?  Shares  are sold at their  offering price, which is the net asset value per share. The Portfolio does not impose any sales charge on purchases of its shares.  If there are any charges imposed under the variable  annuity,  variable life or other contract  through which Portfolio shares are purchased,  they are described in the accompanying  prospectus of the participating insurance company.

      The net asset  value per  share is  determined  as of the close of The New
York Stock Exchange on each day that the exchange is open for trading  (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M.,  New York time, but may close earlier on some days. All references to time in this Prospectus mean New York time.

      The net asset value per share is  determined  by dividing the value of the
Portfolio's net assets attributable to a class of shares by the number of shares of that class that are  outstanding.  The  Portfolio's  Board of  Directors  has established  procedures  to value the  Portfolio's  securities  to determine the
Portfolio's  net asset value,  in general based on market values.  The Board has adopted special  procedures for valuing  illiquid and restricted  securities and securities  for which market  values  cannot be readily  obtained.  Because some foreign  securities  trade in markets and on exchanges  that operate on weekends and U.S.  holidays,  the values of some of the Portfolio's  foreign  investments might  change  significantly  on days  when  shares of the  Portfolio  cannot be purchased or redeemed.

      The offering price that applies to an order from a participating insurance company is based on the next  calculation  of the net asset value per share that is made after the  insurance  company (as the  Portfolio's  designated  agent to receive  purchase  orders) receives a purchase order from its contract owners to purchase Portfolio shares on a regular business day, provided that the Portfolio receives the order from the  insurance  company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Colorado.

      |X| Classes of Shares.  The Portfolio  may offer two different  classes of
shares.   The  class  of  shares  offered  by  this  Prospectus  has  no  "name"
designation.  The other class is  designated  as Service  shares.  The different classes of shares represent  investments in the same portfolio of securities but are expected to have different expenses and share prices.

      This  Prospectus  may not be used to  offer  or  sell  Service  shares.  A description  of the  distribution  and service  plans that  affect only  Service shares of the Portfolio is contained in the  Portfolio's  prospectus that offers
Service shares. That prospectus may be obtained without charge by contacting any participating  insurance  sponsor that offers Service shares of the Portfolio as an  investment  for its  separate  accounts.  You can also  obtain  a copy  from
OppenheimerFunds Distributor, Inc., by calling toll-free 1.888.470.0861.

How Are Shares Redeemed?  As with purchases,  only the  participating  insurance companies that hold Portfolio shares in their separate  accounts for the benefit of  variable  annuity  contracts,  variable  life  insurance  policies  or other investment  products can place  orders to redeem  shares.  Contract  holders and policy holders  should not directly  contact the Portfolio or its Transfer Agent to request a redemption of Portfolio shares. Contract owners should refer to the withdrawal  or surrender  instructions  in the  accompanying  prospectus  of the participating insurance company.

      The share price that applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Portfolio's  designated  agent)  receives a redemption  request on a regular business day from its contract or policy  holder,  provided  that the  Portfolio receives  the order from the  insurance  company by 9:30 A.M.  the next  regular business day at the office of its  Transfer  Agent in  Colorado.  The  Portfolio normally sends payment by Federal Funds wire to the insurance  company's account the day after the  Portfolio  receives the order (and no later than 7 days after the Portfolio's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

Dividends.  The Portfolio intends to declare dividends separately for each class of shares from net  investment  income,  if any, on an annual basis,  and to pay those  dividends  in March on a date  selected  by the Board of  Directors.  The
Portfolio has no fixed  dividend rate and cannot  guarantee that it will pay any dividends.

      All  dividends  (and any capital gains  distributions)  will be reinvested automatically in additional  Portfolio shares at net asset value for the account of the  participating  insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Portfolio may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term  capital  gains  in  March  of  each  year.  The  Portfolio  may  make supplemental  distributions  of dividends and capital gains following the end of its fiscal  year.  There can be no  assurance  that the  Portfolio  will pay any capital gains distributions in a particular year.

Taxes.  For a discussion  of the tax status of a variable  annuity  contract,  a variable life insurance  policy or other  investment  product of a participating
insurance  company,   please  refer  to  the  accompanying  prospectus  of  your participating  insurance  company.  Because  shares  of  the  Portfolio  may  be purchased only through  insurance company separate accounts for variable annuity contracts,  variable  life  insurance  policies  or other  investment  products, dividends paid by the Portfolio from net investment income and distributions (if any) of net realized  short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

      This  information  is  only  a  summary  of  certain  federal  income  tax information  about an investment in Portfolio  shares.  You should  consult with your tax adviser or your participating  insurance company  representative  about the effect of an investment in the Portfolio under your contract or policy.

Financial Highlights

The  Financial  Highlights  Table  is  presented  to  help  you  understand  the
Portfolio's   financial  performance  for  the  past  5  fiscal  years.  Certain information  reflects  financial results for a single Portfolio share. The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Portfolio (assuming  reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Portfolio's  independent auditors,  whose report, along with the Portfolio's financial  statements,  is included in the Statement of Additional  Information, which is available on request.
Financial Highlights

	Year Ended December 31,
	2000	1999	1998	1997	1996(1)

Per Share Operating Data Net asset value, beginning of period	$1.75	$1.91	$2.00	$1.91	$1.75

Income (loss) from investment operations: Net investment income Net realized and unrealized gain (loss)	.07 (.10)	.07 (.10)	.06 .14	.07 .25	.07 .11

Total income (loss) from investment operations	(.03)	(.03)	.20	.32	.18

Dividends and/or distributions to shareholders: Dividends from net investment income Distributions from net realized gain	(.08) (.19)	(.06) (.07)	(.07) (.22)	(.07) (.16)	(.01) (.01)

Total dividends and/or distributions to shareholders	(.27)	(.13)	(.29)	(.23)	(.02)

Net asset value, end of period	$1.45	$1.75	$1.91	$2.00	$1.91

Total Return, at Net Asset Value(2)	(2.51)%	(1.54)%	10.90%	18.81%	10.14%

Ratios/Supplemental Data Net assets, end of period (in millions)	$606	$1,074	$1,344	$1,279	$1,122

Average net assets (in millions)	$791	$1,230	$1,299	$1,208	$1,058

Ratios to average net assets:(3) Net investment income Expenses	2.97% 0.61%	3.27% 0.55%	3.30% 0.55%(4)	3.57% 0.55%(4)	4.12% 0.55%

Portfolio turnover rate	123%	113%	93%	104%	104%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

For More Information on the Total Return Portfolio:
The following  additional  information  about the Portfolio is available without charge upon request:

Statement  of  Additional   Information.   This  document  includes   additional
information about the Portfolio's investment policies, risks, and operations. It is  incorporated  by reference into this  Prospectus  (which means it is legally part of this Prospectus).

Annual and Semi-Annual  Reports.  Additional  information  about the Portfolio's
investments  and  performance  is  available  in  the  Portfolio's   Annual  and
Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market  conditions and investment  strategies  that  significantly  affected the
Portfolio's performance during its last fiscal year.

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How to Get More Information:

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You can  request  the  Statement  of  Additional  Information,  the  Annual  and
Semi-Annual Reports, and other information about the Portfolio:
----------------------------------------------------------------------------

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By Telephone:

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Call OppenheimerFunds Services toll-free:
1.888.470.0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional  Information and other
Portfolio  documents and reports by visiting the SEC's Public  Reference Room in
Washington, D.C. (Phone 1.202.942.8090) the EDGAR database on the SEC's Internet web site at  http://www.sec.gov.  Copies  may be  obtained  after  payment  of a
duplicating   fee  by   electronic   request  at  the  SEC's   e-mail   address:
publicinfo@sec.gov  or  by  writing  to  the  SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

No one has been authorized to provide any information  about the Portfolio or to make any  representations  about the  Portfolio  other than what is contained in this  Prospectus.  This  Prospectus  is not  an  offer  to  sell  shares  of the
Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

SEC File No. 811-3255
PR0609.0401  Printed on recycled paper.

                           Appendix to Prospectus of
                            Total Return Portfolio

      Graphic material included in the Prospectus of Total Return Portfolio:
"Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the  Prospectus of Total Return  Portfolio
(the  "Portfolio")   depicting  the  annual  total  returns  of  a  hypothetical investment in shares of the  Portfolio for each of the ten most recent  calendar years.  Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------
Calendar  Year  Ended     Annual Total Return
12/31
--------------------------------------------------
--------------------------------------------------
1990                             0.50%
--------------------------------------------------
--------------------------------------------------
1991                            28.79%
--------------------------------------------------
--------------------------------------------------
1992                            10.21%
--------------------------------------------------
--------------------------------------------------
1993                            16.28%
--------------------------------------------------
--------------------------------------------------
1994                            -1.97%
--------------------------------------------------
--------------------------------------------------
1995                            24.66%
--------------------------------------------------
--------------------------------------------------
1996                            10.15%
--------------------------------------------------
--------------------------------------------------
1997                            18.81%
--------------------------------------------------
--------------------------------------------------
1998                            10.90%
--------------------------------------------------
--------------------------------------------------
1999                            -1.54%
--------------------------------------------------
--------------------------------------------------

2000                            -2.51%

--------------------------------------------------

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Panorama Series Fund, Inc.
-------------------------------------------------------------------------------

6803 S. Tucson Way, Englewood, Colorado 80112
1.888.470.0861

Statement of Additional Information dated April 26, 2001

Panorama  Series  Fund,  Inc.  is  an  investment  company  with  four  series, referred to as  "Portfolios"  in this  document.  Each  portfolio is a separate mutual fund having its own objective,  investments,  strategies and risks.  The

Portfolios are:

|_|  Total Return Portfolio
|_|  Growth Portfolio
|_|  Oppenheimer International Growth Fund/VA
|_|  Government Securities Portfolio

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Shares  of the  Portfolios  are sold  only as the  underlying  investments  for
variable  life  insurance  policies,   variable  annuity  contracts  and  other
products for  insurance  company  separate  accounts.  Shares are not available for sale directly to investors.
-------------------------------------------------------------------------------

This  Statement of Additional  Information  is not a  Prospectus.  This document
contains   additional   information   about  the  Portfolios,   and  supplements
information in the  Prospectuses  dated April 26, 2001, of the Portfolios.  This document  should  be read  together  with  the  Prospectuses.  You can  obtain a
Prospectus  by  writing  to the  Portfolios'  Transfer  Agent,  OppenheimerFunds
Services,  at P.O. Box 5270, Denver,  Colorado 80217, or by calling the Transfer
Agent at the toll-free number shown above.

                                      62
Contents
                                                              Page
About the Portfolios

Investing In the Portfolios

Financial Information About the Portfolios

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A B O U T  T H E  P O R T F O L I O S
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Additional Information About Investment Policies and Risks

      The investment objectives,  the principal investment policies and the main risks of each Portfolio are described in the Prospectus for that Portfolio. This
Statement of Additional  Information  contains  supplemental  information  about those  policies  and  risks  and the types of  securities  that the  Portfolios'
investment  Manager,  OppenheimerFunds,  Inc.,  can select  for the  Portfolios.
Additional information is also provided about the strategies that each Portfolio may use to try to achieve its objective.

Investment  Policies.  The  composition  of the  investment  portfolio  of  each
Portfolio and the techniques  and strategies  that the Manager uses in selecting investment  securities  will vary over time.  The Portfolios are not required to use all of the investment techniques and strategies described below at all times in seeking their goal.  They may use some of the special  investment  techniques and strategies at some times or not at all.

      In the  discussion of the investment  strategies of the Portfolios  below, the  Portfolios  are  categorized  according  to the types of  investments  they primarily  make.  Total  Return  Portfolio,  Growth  Portfolio  and  Oppenheimer
International  Growth  Fund/VA are referred to as "Equity  Portfolios,"  because
they  invest  mainly  or   substantially  in  common  stocks  and  other  equity
securities.  Government  Securities  Portfolio is referred to as a "Fixed Income
Portfolio,"  because  the  main  emphasis  of its  investment  program  is  debt securities.  However a Portfolio is referred to in general, the discussion below of particular investments and strategies indicates which Portfolios can use that investment or technique as part of their investment program.  For example,  some investments  can be held by only some of the  Portfolios and some can be held by all. Please refer to the Prospectus of a particular Portfolio for an explanation of its principal investment policies and risks.

      |X| Equity Securities.  The Equity Portfolios invest in equity securities, which  include  common  stocks,  preferred  stocks,  rights  and  warrants,  and securities  convertible  into common stock.  Certain  equity  securities  may be
selected  for  some  of  the   Portfolios   not  only  for  their   appreciation
possibilities but because they may provide dividend income.

      The  capitalization  ranges  of the  issuers  of  equity  securities  that particular  Portfolios invest in are discussed in the Prospectuses.  Some of the
Portfolios  may emphasize  securities  of issuers in one or more  capitalization ranges,  such as mid-cap and large-cap issuers.  "Capitalization"  refers to the market  capitalization of a company,  which, in general terms, is the value of a company  determined  by the total  market  value of its issued  and  outstanding common stock.  There are no fixed dollar amounts for  particular  capitalization ranges,  and the ranges currently used by the Portfolios may change over time as investors change their views as to what a "small-cap"  company is in relation to
"mid-cap" and "large-cap" as the stock market changes.  Different Portfolios may also have different  definitions of what constitutes a small-, mid- or large-cap issuer.

      Small-cap  growth  companies may offer greater  opportunities  for capital appreciation  than securities of large,  more  established  companies.  However, these securities also involve greater risks than securities of larger companies.
Securities  of small  capitalization  issuers  may be subject  to greater  price volatility  in general  than  securities  of  large-cap  and mid-cap  companies.
Therefore,   to  the  degree  that  a  Portfolio  has   investments  in  smaller
capitalization  companies at times of market volatility,  that Portfolio's share price may fluctuate  more.  Those  investments  may be limited to the extent the
Manager  believes  that  such  investments   would  be  inconsistent   with  the
Portfolio's investment objective.

        |_| Growth Companies (All Equity Portfolios).  The Equity Portfolios can
invest in securities of "growth" companies. Growth companies are those companies that the Manager  believes are entering  into a growth cycle in their  business, with the  expectation  that their  stock  will  increase  in value.  They may be established  companies  as well as newer  companies  in the  development  stage.
Growth companies may have a variety of  characteristics  that in the view of the portfolio manager of a Portfolio defines them as "growth" issuers.

      Growth companies may include companies that are generating or applying new technologies,  new or improved distribution techniques or new services. They may own or develop  natural  resources.  They may be companies that can benefit from changing  consumer  demands or  lifestyles,  or  companies  that have  projected earnings in excess of the average for their  sector or  industry.  In each case, they have  prospects that the portfolio  manager  believes are favorable for the long term.

        |_| Preferred Stocks (All Equity  Portfolios).  Preferred stock,  unlike common  stock,  has a  stated  dividend  rate  payable  from  the  corporation's earnings.  Preferred  stock  dividends  may  be  cumulative  or  non-cumulative, participating,  or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid  dividends to be paid before  dividends can be paid on the issuer's common stock.  Preferred stock may be "participating"  stock, which means that it may be entitled  to a dividend  exceeding  the stated  dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions  prior to maturity,  which also have a negative  impact on prices when interest rates decline.  The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally  subordinate to the rights  associated with a  corporation's  debt  securities.  Preferred stock generally  has  a  preference  over  common  stock  on  the  distribution  of  a corporation's assets in the event of liquidation of the corporation.

        |_|  Convertible   Securities  (All  Equity   Portfolios).   While  some
convertible  securities  are a form  of  debt  security,  in  some  cases  their conversion  feature  (allowing  conversion  into the issuer's  common stock) may cause a  portfolio  manager  to regard  them as "equity  equivalents."  In those cases,  the rating  assigned to the  security  has less impact on the  portfolio manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. Convertible debt securities are subject to the credit risks and  interest  rate risks  described  below in "Debt
Securities."

      The value of a  convertible  security  is a  function  of its  "investment value"  and  its  "conversion  value."  If  the  investment  value  exceeds  the conversion  value,  the security  will behave more like a debt  security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      To determine whether convertible  securities should be regarded as "equity equivalents," the portfolio  managers  typically examine the following  factors:
(1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer  of the  convertible  securities  has  restated  its
        earnings  per  share  of  common  stock  on  a  fully   diluted   basis
        (considering  the effect of conversion of the convertible  securities),
        and
(3)     the extent to which the convertible  security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

        |_| Rights and Warrants (All Equity Portfolios).  Warrants basically are options to purchase  equity  securities at specific  prices valid for a specific period of time.  Their prices do not necessarily  move parallel to the prices of the underlying  securities.  Rights are similar to warrants, but normally have a short duration and are distributed  directly by the issuer to its  shareholders.
Rights and warrants  have no voting  rights,  receive no  dividends  and have no rights with respect to the assets of the issuer. A Portfolio may invest up to 5%
of its total assets in warrants or rights.  That 5% limitation does not apply to warrants a Portfolio has acquired as part of units with other securities or that are attached to other securities.  No more than 2% of a Portfolio's total assets may be  invested  in  warrants  that are not listed on either The New York Stock
Exchange or The American Stock Exchange.

      |X| Foreign Securities (All Equity Portfolios).  Each Equity Portfolio can
invest in foreign  securities,  consistent  with any limitations a Portfolio may have on foreign  investing  set forth in its  Prospectus  or this  Statement  of
Additional  Information.  These may include debt and equity securities issued by companies  or  governmental  issuers in developed  countries or emerging  market
countries.   Growth  Portfolio  and  Total  Return  Portfolio  have  fundamental
policies,   described  in  "Investment  Restrictions,"  below,  that  limit  the percentage of their assets that can be invested in foreign securities.

      The  Portfolios  can invest in  obligations  of foreign  branches of U.S.
banks and U.S.  branches of foreign  banks.  These  investments  are subject to some of the risks of  foreign  securities  and do not offer the  protection  of
Federal Deposit Insurance Corporation insurance.

      Investing in foreign  securities  offers potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity  to invest in foreign  issuers that appear to offer growth or income potential,  or in foreign  countries with economic  policies or business  cycles different from those of the U.S., or to reduce  fluctuations  in portfolio value by taking  advantage  of  foreign  stock or bond  markets  that do not move in a manner parallel to U.S. markets. In buying foreign  securities,  a Portfolio may convert  U.S.  dollars  into  foreign  currency,  but only to effect  securities transactions  on  foreign  securities  exchanges  and  not to use  currency  for speculative  purposes  or  to  hold  it as an  investment.  Notwithstanding  the foregoing,  International  Growth Fund/VA may invest up to 10% of its net assets in the euro for investment purposes.

      Securities of foreign issuers that are represented by American  Depository
Receipts (ADRs), or that are listed on a U.S.  securities  exchange or traded in the U.S.  over-the-counter  markets are not considered "foreign  securities" for the purposes of a Portfolio's investment  allocations.  That is because they are not subject to many of the special  considerations  and risks,  discussed below, that apply to foreign securities traded and held abroad.

      Because the  Portfolios  can purchase  securities  denominated  in foreign currencies,  a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income a Portfolio  has  available for distribution.  Because a portion  of the  Portfolio's  investment  income may be received in foreign  currencies,  the Portfolio  will be required to compute its income in U.S.  dollars for  distribution  to  shareholders,  and therefore will absorb the cost of currency  fluctuations.  After the Portfolio has  distributed income,  subsequent  foreign currency losses may result in the Portfolios having distributed  more income in a particular  fiscal period than was available  from investment income, which could result in a return of capital to shareholders.

        |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities  for investing but also present special  additional risks and considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to changes in  currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting,  auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
      U.S.;
o     less  governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement  of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation,  confiscatory  taxation,
      political,   financial  or  social   instability  or  adverse   diplomatic
      developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have  discouraged   certain
investments abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

        |_| Special Risks of Emerging Markets.  Emerging and developing  markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New  Zealand and Japan.  There may be even less  liquidity  in their  securities markets,  and settlements of purchases and sales of securities may be subject to additional  delays.  They are  subject to greater  risks of  limitations  on the repatriation of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries may also be subject to the risk of greater political and economic  instability,  which can greatly affect the volatility of prices of securities in those  countries.  The portfolio  managers will consider these factors when  evaluating  securities in these markets,  and the Portfolios currently  do not  expect to invest a  substantial  portion  of their  assets in emerging markets.

      |X| Debt  Securities.  The  Portfolios  can invest in debt  securities to seek their  objectives.  Foreign  debt  securities  are subject to the risks of foreign  securities  described  above.  In general,  debt  securities  are also subject to two additional types of risk: credit risk and interest rate risk.

        |_| Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet  interest  or  principal  payments  or both as they become due. In general, lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The  portfolios  can buy  rated and  unrated  debt  securities.  In making investments in debt securities,  the portfolio  managers may rely to some extent on the  ratings of ratings  organizations  or it may use their own  research  to evaluate a  security's  credit-worthiness.  If a  Portfolio  buys  unrated  debt
securities,   to   consider   them   part  of  the   Portfolio's   holdings   of
investment-grade  securities,  they  must be judged  by the  Manager  to be of a quality  comparable  to  securities  rated  as  investment  grade  by  a  rating organization.

      U.S. government securities,  although unrated, are generally considered to be equivalent to securities in the highest rating  categories.  Investment-grade securities  are  securities  that are rated at least "Baa" by Moody's  Investors
Service, Inc. ("Moody's") or at least "BBB" by Standard & Poor's Ratings Service
("Standard   &   Poor's")   or  that  have   comparable   ratings   by   another
nationally-recognized rating organization.  The Portfolios other than Government
Securities Portfolio can also buy non-investment-grade debt securities (commonly referred to as "junk bonds").

        |_| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities  resulting from the inverse  relationship between price and yield.  For  example,  an  increase in general  interest  rates will tend to reduce the market  value of  already-issued  debt  securities,  and a decline in general  interest  rates will tend to increase  their value.  In addition,  debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

      Fluctuations in the market value of debt securities after a Portfolio buys them will not affect the interest income payable on those securities (unless the security  pays  interest at a variable  rate pegged to interest  rate  changes).
However,  those price  fluctuations  will be reflected in the  valuations of the securities,  and therefore the  Portfolio's net asset values will be affected by those fluctuations.

      |_| Lower-Grade  Securities (All Equity  Portfolios).  Because lower-grade securities  tend to offer  higher  yields than  investment-grade  securities,  a
Portfolio might invest in lower-grade securities to seek higher income.

      "Lower-grade"  debt securities are those rated below  "investment  grade,"
which  means they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by Standard & Poor's or similar ratings by other rating  organizations.  If they are unrated,  and are  determined by the Manager to be of comparable  quality to debt securities  rated below investment  grade,  they are considered part of the
Portfolio's holdings of lower-grade securities.

      Some of the special credit risks of  lower-grade  securities are discussed below.  There is a greater risk that the issuer may default on its obligation to pay  interest  or to  repay  principal  than  in the  case  of  investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.  An overall  decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an  increase in interest  rates  could  severely  disrupt the market for high yield bonds,  adversely affecting the values of outstanding bonds as well as the ability of issuers to pay  interest or repay  principal.  In the case of foreign high yield  bonds,  these risks are in addition to the special  risks of foreign investing discussed above.

      To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of  volatility  than  non-convertible  high yield bonds,  since stock may be more liquid and less  affected by some of these risk factors.

      While  securities rated "Baa" by Moody's or "BBB" by Standard & Poor's are investment  grade and are not regarded as junk bonds,  those  securities  may be subject to special risks and have some speculative characteristics.  Definitions of the debt  security  ratings  categories  of Moody's,  Standard & Poor's,  and
Fitch,  Inc.  are  included  in  Appendix  A to  this  Statement  of  Additional
Information.

        |_| Mortgage-Related  Securities (All Portfolios except Growth Portfolio and Oppenheimer International Growth Fund/VA). Mortgage-related securities are a
form  of  derivative  investment   collateralized  by  pools  of  commercial  or
residential  mortgages.  Pools of mortgage loans are assembled as securities for sale to  investors  by  government  agencies or entities or by private  issuers.
These securities include collateralized mortgage obligations ("CMOs"),  mortgage pass-through securities, stripped mortgage pass-through securities, interests in
real   estate   mortgage   investment   conduits   ("REMICs")   and  other  real
estate-related securities.

      Mortgage-related  securities  that are issued or guaranteed by agencies or instrumentalities of the U.S. government, discussed below under "U.S. Government
Securities,"  have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

      As with other debt securities,  the prices of mortgage-related  securities tend to move  inversely  to changes in  interest  rates.  Some  mortgage-related securities  pay  interest  at rates  that move  inversely  to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related  security may decline when interest rates rise, the converse is not always the case.

      In periods of declining  interest  rates,  mortgages are more likely to be prepaid.  Therefore, a mortgage-related  security's maturity can be shortened by unscheduled  prepayments  on  the  underlying  mortgages.  Therefore,  it is not possible to predict  accurately  the  security's  yield.  The principal  that is returned  earlier than expected may have to be  reinvested in other  investments having a lower yield than the prepaid security.  Therefore, these securities may be less  effective  as a means of "locking  in"  attractive  long-term  interest rates,  and they may have less  potential  for  appreciation  during  periods of declining  interest  rates,  than  conventional  bonds  with  comparable  stated
maturities.

      Prepayment  risks can lead to substantial  fluctuations  in the value of a mortgage-related  security.  In turn, this can affect the value of a Portfolio's shares. If a mortgage-related  security has been purchased at a premium,  all or part of the premium the Portfolio  paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or
prepayments   on  the   underlying   mortgages.   In  the   case   of   stripped
mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Portfolio may fail to recoup its initial investment on the security.

      During  periods  of  rapidly  rising   interest   rates,   prepayments  of
mortgage-related  securities  may occur at slower than  expected  rates.  Slower prepayments  effectively  may lengthen a  mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the  security to  fluctuate more widely in responses to changes in interest  rates.  If the prepayments on a
Portfolio's   mortgage-related   securities  were  to  decrease   broadly,   the
sensitivity  of the  Portfolio's  share price to  interest  rate  changes  would increase.

      As with other debt securities,  the values of mortgage-related  securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

           o  Collateralized  Mortgage  Obligations.   Collateralized  mortgage
obligations  or  "CMOs,"  are  multi-class  bonds  that are  backed by pools of
mortgage   loans   or   mortgage   pass-through   certificates.   They  may  be
collateralized by:
(1)   pass-through  certificates  issued or guaranteed  by Government  National
        Mortgage   Association   (Ginnie  Mae),   Federal   National   Mortgage
        Association  (Fannie Mae),  or Federal Home Loan  Mortgage  Corporation
        (Freddie Mac),
(2)     unsecuritized   mortgage   loans   insured   by  the   Federal   Housing
        Administration or guaranteed by the Department of Veterans' Affairs,
(3) unsecuritized conventional mortgages, (4) other mortgage-related securities,
or
(5)   any combination of the securities mentioned above.

      Each class of CMO,  referred  to as a  "tranche,"  is issued at a specific coupon rate and has a stated  maturity  or final  distribution  date.  Principal prepayments  on the  underlying  mortgages  may cause the CMO to be retired much earlier than the stated maturity or final  distribution  date. The principal and interest on the underlying  mortgages may be allocated among the several classes of a series of a CMO in  different  ways.  One or more  tranches may have coupon rates that reset  periodically at a specified  increase over an index. These are floating  rate  CMOs,  and  typically  have a cap on the  coupon  rate.  Inverse floating rate CMOs have a coupon rate that moves in the reverse  direction to an applicable  index.  The  coupon  rate on these  CMOs will  increase  as  general interest  rates  decrease.  These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

      The prices  and yields of CMOs are  determined,  in part,  by  assumptions about the cash  flows from the rate of  payments  of the  underlying  mortgages.
Changes in interest  rates may cause the rate of expected  prepayments  of those mortgages to change.  In general,  prepayments  increase  when general  interest rates fall and decrease when interest rates rise.

      If  prepayments  of mortgages  underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced.
Additionally,  a Portfolio  might have to reinvest  the  prepayment  proceeds in other  securities  paying  interest  at lower  rates,  which  could  reduce  the
Portfolio's income.

      When interest rates rise rapidly,  if  prepayments  occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject  to  greater  fluctuations  in  value.  These are the  prepayment  risks described  above and can make the  prices of CMOs very  volatile  when  interest rates change.  The prices of longer-term  debt securities tend to fluctuate more than those of  shorter-term  debt  securities.  That  volatility will affect the
Portfolio's share prices.

           o  Mortgage-Related  U.S.  Government   Securities.   These  include
interests  in pools of  residential  or  commercial  mortgages,  in the form of
collateralized   mortgage   obligations  and  other   "pass-through"   mortgage
securities.  CMOs  that are  U.S.  government  securities  have  collateral  to secure  payment of  interest  and  principal.  They may be issued in  different series  with  different  interest  rates  and  maturities.  The  collateral  is either in the form of mortgage  pass-through  certificates issued or guaranteed by a U.S.  agency  or  instrumentality  or  mortgage  loans  insured  by a U.S.
government agency.

           o Commercial  (Privately-Issued)  Mortgage Related  Securities.  Some
mortgage-related securities are issued by private entities.  Generally these are multi-class  debt or  pass-through  certificates  secured by  mortgage  loans on commercial properties.  They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes  from  possible  losses on the  underlying  loans.  They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying  loans.  They may also be  protected  to some  extent by  guarantees, reserve funds or additional collateralization mechanisms.

           o "Stripped" Mortgage-Related  Securities. These are mortgage-related securities  that are  created by  segregating  the cash  flows  from  underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified  percentage of the underlying  security's  principal or interest payments. They are a form of derivative investment.

      Mortgage  securities may be partially stripped so that each class receives some interest and some principal.  However,  they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an  "interest-only"  security,  or "I/O," and all of the  principal  is distributed to holders of another type of security,  known as a "principal-only"
security or "P/O." Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive  to  principal
repayments  (including   prepayments)  on  the  underlying  mortgages.   If  the
underlying  mortgages   experience  greater  than  anticipated   prepayments  of
principal,  a Portfolio might not fully recoup its investment in an I/O based on
those  assets.  If  underlying   mortgages   experience  less  than  anticipated
prepayments  of  principal,  the yield on the P/Os based on them  could  decline substantially.

        |_| U.S.  Government  Securities (All Portfolios).  These are securities issued or guaranteed by the U.S. Treasury or other U.S.  government  agencies or federally-chartered  corporate entities referred to as "instrumentalities."  The obligations of U.S. government agencies or  instrumentalities  in which the Fund can invest may or may not be  guaranteed  or  supported  by the "full  faith and credit" of the United States.  "Full faith and credit" means  generally that the taxing  power of the U.S.  government  is pledged to the payment of interest and repayment of  principal  on a security.  If a security is not backed by the full faith and  credit of the  United  States,  the owner of the  security  must look principally to the agency issuing the obligation for repayment.  The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

           o U.S. Treasury Obligations. These include Treasury bills (which have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued).  Treasury  securities are backed by the full  faith and  credit of the  United  States as to timely  payments  of interest and  repayments  of  principal.  Other U.S.  Treasury  obligations  the
Portfolios can buy include U. S. Treasury  securities  that have been "stripped"
by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

           o Obligations of U.S. Government Agencies or Instrumentalities. These
include direct obligations and  mortgage-related  securities that have different levels of credit  support from the  government.  Some are  supported by the full faith and credit of the U.S.  government,  such as Government  National Mortgage
Association  pass-through mortgage certificates (called "Ginnie Maes"). Some are supported  by the right of the  issuer to borrow  from the U.S.  Treasury  under certain  circumstances,  such as Federal National  Mortgage  Association  bonds.
Others are supported only by the credit of the entity that issued them,  such as
Federal Home Loan Mortgage Corporation obligations.

      |X|  Money  Market  Instruments  (All  Portfolios).  The  following  is a brief  description  of the types of the money market  securities the Portfolios can invest in.  Money  market  securities  are  high-quality,  short-term  debt instruments that may be issued by the U.S. government,  corporations,  banks or other entities.  They may have fixed, variable or floating interest rates.

        |_| U.S.  Government  Securities.  These include  obligations issued or
guaranteed   by   the   U.S.   government   or   any   of   its   agencies   or
instrumentalities, described above.

        |_| Bank Obligations.  "Banks" include commercial banks,  savings banks and  savings  and loan  associations,  which may or may not be  members  of the
Federal Deposit  Insurance  Corporation.  The Portfolios can buy time deposits, certificates of deposit and bankers' acceptances.  They must be:
             o obligations  issued or guaranteed by a domestic bank (including a foreign  branch of a domestic  bank)  having  total  assets of at least U.S. $1 billion, or
o     obligations  of a foreign  bank with  total  assets of at least  U.S.  $1 billion.

        |_| Commercial  Paper.  The Portfolios can invest in commercial paper if it is rated  within the top three  rating  categories  of  Standard & Poor's and
Moody's or other  rating  organizations.  If the paper is not  rated,  it may be purchased if the Manager  determines  that it is comparable to rated  commercial paper in the top three rating categories of national rating organizations.

      The Portfolios can buy commercial paper, including U.S. dollar-denominated securities of foreign  branches of U.S.  banks,  issued by other entities if the commercial  paper  is  guaranteed  as  to  principal  and  interest  by a  bank, government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by the Portfolios.

        |_|  Variable  Amount  Master  Demand  Notes.  Master  demand  notes are corporate  obligations  that permit the  investment  of  fluctuating  amounts at varying  rates of interest  under direct  arrangements  between a Portfolio,  as lender, and the borrower. They permit daily changes in the amounts borrowed. The
Portfolio  has the right to increase the amount under the note at any time up to the full amount provided by the note agreement,  or to decrease the amount.  The borrower  may prepay up to the full amount of the note  without  penalty.  These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary  market for these notes,  although they are redeemable (and thus are  immediately  repayable by the borrower) at principal  amount,  plus accrued interest, at any time. Accordingly,  a Portfolio's right to redeem such notes is dependent  upon the ability of the  borrower to pay  principal  and  interest on demand.

      The  Portfolios  have no limitations on the type of issuer from whom these notes will be purchased.  However,  in connection  with such purchases and on an ongoing basis, the portfolio  manager will consider the earning power, cash flow and other liquidity  ratios of the issuer,  and its ability to pay principal and interest on demand,  including  a  situation  in which all holders of such notes made demand  simultaneously.  Investments  in master demand notes are subject to the  limitation  on  investments  by  the  Portfolios  in  illiquid  securities.
Currently,  the  Portfolios  do not intend  that their  investments  in variable amount master demand notes will exceed 5% of a Portfolio's total assets.

Other  Investment  Techniques  and  Strategies.   In  seeking  their  respective
objectives,  each  Portfolio  may from time to time use the types of  investment strategies and investments  described  below. A Portfolio is not required to use all of these strategies at all times, and at times may not use them.

      |X| Forward  Rolls  (Total  Return  Portfolio  and  Government  Securities
Portfolio).  In a "forward roll"  transaction  with respect to  mortgage-related securities,  a  Portfolio  sells a  mortgage-related  security  to a  buyer  and simultaneously  agrees  to  repurchase  a  similar  security  (the  same type of security,  and having the same  coupon  and  maturity)  at a later date at a set price.  The securities that are repurchased  will have the same interest rate as the securities that are sold, but typically will be  collateralized by different pools of mortgages  (with  different  prepayment  histories) than the securities that  have  been  sold.  Proceeds  from  the  sale are  invested  in  short-term instruments,  such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Portfolio in excess of the yield on the securities that have been sold.

      A Portfolio  will only enter into  "covered"  rolls.  To assure its future payment of the purchase  price,  the Portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks.  During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the  securities  that have been sold. It is possible that the market value of the  securities  the  Portfolio  sells might decline below the price at which the Portfolio is obligated to repurchase securities.

      |X|  Asset-Backed  Securities (All Portfolios  except Growth Portfolio and
Oppenheimer   International   Growth  Fund/VA).   Asset-backed   securities  are
fractional  interests  in pools of  assets,  typically  accounts  receivable  or consumer loans. They are issued by trusts or special-purpose corporations.  They are similar to mortgage-backed securities,  described above, and are backed by a pool of assets that consist of obligations of individual  borrowers.  The income from the pool is passed through to the holders of participation  interest in the pools.  The  pools  may  offer a credit  enhancement,  such as a bank  letter of credit,  to try to reduce the risks  that the  underlying  debtors  will not pay their obligations when due.

      The value of an  asset-backed  security  is  affected  by  changes  in the market's perception of the asset backing the security,  the  creditworthiness of the  servicing  agent for the loan pool,  the  originator  of the loans,  or the financial institution providing any credit enhancement,  and is also affected if
any  credit   enhancement  has  been  exhausted.   The  risks  of  investing  in
asset-backed  securities are ultimately  related to payment of consumer loans by the  individual  borrowers.  As a  purchaser  of  an  asset-backed  security,  a
Portfolio  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments,  which  may  shorten  the  weighted  average  life of  asset-backed securities  and may lower  their  return,  in the same  manner as in the case of mortgage-backed securities and CMOs, described above.

      |X|  Zero-Coupon  Securities  (All  Portfolios).  The  Portfolios  can buy
zero-coupon and delayed-interest securities, and "stripped" securities. Stripped securities are debt  securities  whose  interest  coupons are separated from the security and sold  separately.  They can  include,  among  others,  foreign debt securities  and U.S.  Treasury  notes or bonds that have been  stripped of their interest  coupons,  U.S.  Treasury bills issued without  interest  coupons,  and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation  of the  security,  which is redeemed at face value on a  specified  maturity  date.  This  discount  depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount  typically  decreases as the maturity date approaches.  Some zero-coupon securities are convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon  securities pay no interest and compound semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Portfolio's investment in zero-coupon securities may cause the Portfolio to recognize income and make  distributions  to shareholders  before it receives any cash  payments on the  zero-coupon  investment.  To generate cash to satisfy those  distribution  requirements,  the Portfolio  might have to sell  portfolio securities  that it otherwise  might have continued to hold or to use cash flows from other sources such as the sale of Portfolio shares.

      |X|  "When-Issued" and  "Delayed-Delivery"  Transactions (All Portfolios).
The  Portfolios  can  invest  in  securities  on a  "when-issued"  basis and can purchase or sell  securities  on a  "delayed-delivery"  basis.  When-issued  and delayed-delivery  are terms that refer to  securities  whose terms and indenture are  available  and for which a market  exists,  but which are not available for immediate delivery.

      When these  transactions  are  negotiated,  the price  (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the portfolio  manager of a Portfolio before settlement will affect the value of such securities and may cause a loss to the Portfolio. During the period between purchase and  settlement,  no payment is made by the Portfolio to the issuer and no interest  accrues to the Portfolio from the investment  until it receives the security at settlement.

      A Portfolio  might engage in when-issued  transactions  to secure what the portfolio  manager  considers to be an advantageous  price and yield at the time the  obligation is entered into.  When a Portfolio  enters into a when-issued or delayed-delivery  transaction,  it  relies on the other  party to  complete  the transaction.  Its  failure  to do  so  may  cause  the  Portfolio  to  lose  the opportunity  to obtain the security at a price and yield the  portfolio  manager considers to be advantageous.

      When a Portfolio engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling  securities  consistent  with its  investment  objective  and  policies  or for  delivery  pursuant to options contracts it has entered into,  and not for the purpose of investment  leverage.
Although a  Portfolio  enters  into  delayed-delivery  or  when-issued  purchase transactions  to acquire  securities,  it may dispose of a  commitment  prior to settlement.  If a  Portfolio  chooses  to  dispose  of the  right to  acquire  a when-issued  security  prior to its  acquisition  or to  dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the  time a  Portfolio  makes  the  commitment  to  purchase  or sell a security on a when-issued or delayed-delivery  basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Portfolio's net asset value. In a sale  transaction,  it records the proceeds to be received.  The  Portfolio  will  identify on its books liquid assets at least equal in value to the value of the  Portfolio's  purchase  commitments  until it
pays  for  the  investment.   The  Portfolios   anticipate  that  a  Portfolio's
commitments to purchase when-issued  securities and forward commitments will not exceed 33% of that Portfolio's total assets under normal market conditions.

      When-issued and  delayed-delivery  transactions can be used by a Portfolio as a defensive  technique to hedge against anticipated changes in interest rates and  prices.  For  instance,  in periods of rising  interest  rates and  falling prices,  a  Portfolio  might  sell  securities  in its  portfolio  on a  forward commitment basis to attempt to limit its exposure to anticipated falling prices.
In periods of falling  interest rates and rising prices,  a Portfolio might sell
portfolio   securities  and  purchase  the  same  or  similar  securities  on  a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|  Repurchase  Agreements  (all  Portfolios).  A  Portfolio  can acquire securities  subject  to  repurchase  agreements.  It might  do so for  liquidity purposes to meet anticipated redemptions of shares, or pending the investment of the  proceeds  from sales of shares,  or pending  the  settlement  of  portfolio securities transactions, or for temporary defensive purposes.

      In a  repurchase  transaction,  a  Portfolio  buys a  security  from,  and simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Portfolios' Board of Directors from time to time.

      The  majority  of these  transactions  run from day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven  days are  subject to a
Portfolio's limits on holding illiquid  investments.  A Portfolio will not enter into a  repurchase  agreement  that causes more than 15% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days. There is no limit on the  amount of a  Portfolio's  net  assets  that may be  subject  to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the Investment  Company
Act, are collateralized by the underlying security.  The Portfolios'  repurchase agreements  require  that at all times  while  the  repurchase  agreement  is in effect, the value of the collateral must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  a  Portfolio  may incur  costs in disposing of the collateral  and may experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially sound and will  continuously  monitor the collateral's value.

      |X|  Illiquid  and  Restricted  Securities  (All  Portfolios).  Under  the
policies  and  procedures  established  by the Board of  Directors,  the Manager determines  the liquidity of certain of a Portfolio's  investments.  To enable a
Portfolio to sell its holdings of a restricted security not registered under the
Securities Act of 1933,  the Portfolio may have to cause those  securities to be registered.  The expenses of registering restricted securities may be negotiated by the Portfolio with the issuer at the time the Portfolio buys the  securities.
When the  Portfolio  must  arrange  registration  because  it wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the  security  and the  time  the  security  is  registered  so that the
Portfolio  could sell it.  The  Portfolio  would bear the risks of any  downward price fluctuation during that period.

      The  Portfolios may also acquire  restricted  securities  through  private placements.  Those  securities  have  contractual  restrictions  on their public resale.  Those restrictions might limit a Portfolio's  ability to dispose of the securities and might lower the amount the Portfolio could realize upon the sale.

      Each  Portfolio  has  limitations  that apply to purchases  of  restricted securities,  as stated in its Prospectus.  Those percentage  restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security,  a  Portfolio's  holdings of that  security  may be  considered  to be illiquid.  Illiquid  securities include repurchase  agreements  maturing in more than seven days and  participation  interests that do not have puts  exercisable within seven days.

      Municipal Securities (Total Return Portfolio).  These are debt obligations issued by the  governments of states and their agencies,  instrumentalities  and authorities, as well as their political subdivisions (cities towns and counties, for example), that are used to finance a variety of public and private purposes.
Those  purposes  include  financing  state or local  governments  and  financing specific  public  projects  and  facilities.  The  Portfolio  can invest in them because the portfolio  managers believe they offer attractive yields relative to the yields and risks of other debt  securities,  rather than to seek  tax-exempt interest income for distribution to shareholders.

      |X| Floating  Rate and Variable Rate  Obligations  (All  Portfolios).  The
interest rate on a floating rate note is adjusted  automatically  according to a stated  prevailing  market rate,  such as a bank's  prime rate,  the 91-day U.S.
Treasury Bill rate, or some other standard.  The  instrument's  rate is adjusted automatically  each  time the base  rate is  adjusted.  The  interest  rate on a variable  rate  note is also  based on a stated  prevailing  market  rate but is adjusted  automatically at specified  intervals.  Generally,  the changes in the interest rate on such  securities  reduce the fluctuation in their market value.
As interest rates decrease or increase,  the potential for capital  appreciation or  depreciation  is less  than  that  for  fixed-rate  obligations  of the same maturity.  The portfolio  manager of a Portfolio  may determine  that an unrated floating  rate  or  variable  rate  obligation  meets  the  Portfolio's  quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable  rate demand notes that have a stated  maturity in excess of one year may have  features  that  permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days'  notice.  The tender may be at par value plus accrued interest,  according to the terms of the obligations. The issuer of that type of note normally has a corresponding right in its discretion,  after a given  period,  to  prepay  the  outstanding  principal  amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days'
notice to the holder.

      Step-coupon  bonds have a coupon  interest rate that changes  periodically during the life of the  security  on  predetermined  dates that are set when the security is issued.

      |X|  "Structured"  Notes  (All  Portfolios  except  Growth  Portfolio  and
Oppenheimer    International    Growth   Fund/VA).    "Structured"   notes   are
specially-designed  derivative  debt  investments  with  principal  payments  or interest  payments  that are linked to the value of an index (such as a currency or  securities  index)  or  commodity.  The  terms  of  the  instrument  may  be
"structured" by the purchaser (the Portfolio) and the borrower issuing the note.

      The principal and/or interest payments depend on the performance of one or more other  securities or indices,  and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index.  They are subject to both credit and interest rate risks and therefore a Portfolio  could  receive more or less than it  originally  invested  when the notes mature,  or it might receive less interest than the stated coupon  payment if the  underlying  investment or index does not perform as  anticipated.  Their values may be very volatile and they may have a limited trading  market,  making it difficult for a Portfolio to sell its investment at an acceptable price.

      |X|  Inverse   Floaters  (All  Portfolios   except  Growth  Portfolio  and
Oppenheimer   International   Growth  Fund/VA).   "Inverse  floaters"  are  debt
obligations on which the interest rates  typically fall as market rates increase and  increase as market  rates  fall.  Changes in market  interest  rates or the floating rate of the security  inversely affect the residual interest rate of an inverse  floater.  As a  result,  the  price  of  an  inverse  floater  will  be considerably  more volatile than that of a fixed-rate  obligation  when interest rates change.

      To  provide  investment  leverage,  an  issuer  might  decide to issue two variable rate obligations  instead of a single  long-term,  fixed-rate bond. The interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond,  multiplied by a factor of two, minus  the rate  paid on the  short-term  instrument.  The two  portions  may be recombined to create a fixed-rate  bond. A Portfolio might acquire both portions of that  type of  offering,  to  reduce  the  effect  of the  volatility  of the individual  securities.  This provides a flexible  portfolio  management tool to vary the  degree of  investment  leverage  efficiently  under  different  market conditions.

      Inverse floaters may offer relatively high current income,  reflecting the spread between  short-term and long-term  tax-exempt  interest rates. As long as the yield curve remains  relatively steep and short term rates remain relatively low,  owners of inverse  floaters will have the  opportunity to earn interest at above-market  rates because they receive  interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts  upward,  an inverse  floater  will lose  value more  quickly  than a conventional  long-term  bond. A Portfolio  might invest in inverse  floaters to seek higher yields than are available from fixed-rate bonds that have comparable maturities and credit ratings.  In some cases,  the holder of an inverse floater may have an option to convert the floater to a  fixed-rate  bond,  pursuant to a
"rate-lock" option.

      Some inverse  floaters  have a feature  known as an interest rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters  that have interest  rate caps might be part of a  portfolio  strategy to try to maintain a high current  yield for a Portfolio  when the  Portfolio has invested in inverse floaters  that expose the  Portfolio  to the risk of  short-term  interest  rate fluctuations.  "Embedded" caps might be used to hedge a portion of a Portfolio's exposure to rising interest rates.  When interest rates exceed a  pre-determined rate,  the cap  generates  additional  cash  flows that  offset  the  decline in interest rates on the inverse floater, and the hedge is successful. However, the
Portfolio  bears  the  risk  that  if  interest  rates  do not  rise  above  the pre-determined  rate, the cap (which is purchased for additional  cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, can be used to increase or decrease a Portfolio's  exposure to changing security prices,  interest  rates or other  factors that affect the value of  securities.
However, these techniques could result in losses to a Portfolio if the portfolio manager judges market conditions incorrectly or employs a strategy that does not correlate well with the  Portfolio's  other  investments.  These  techniques can cause losses if the  counterparty  does not perform its promises.  An additional risk of investing in securities  that are  derivative  investments is that their market value could be expected to vary to a much greater  extent than the market value of securities that are not derivative  investments but have similar credit quality, redemption provisions and maturities.

      Loans of Portfolio  Securities (All Portfolios).  Besides using repurchase transactions,  each Portfolio can lend its portfolio securities in amounts up to
10% of the Portfolio's total assets.  Loans can be made to brokers,  dealers and other types of financial  institutions  approved by the Board of Directors.  The
Portfolios currently do not use this strategy,  but if they do so they expect to limit such loans to not more than 5% of their total assets.

      There are some risks in connection  with securities  lending.  A Portfolio might experience a delay in receiving additional collateral to secure a loan, or a delay in  recovery  of the  loaned  securities  if the  borrower  defaults.  A
Portfolio  must  receive   collateral  for  a  loan.  Under  current  applicable
regulatory  requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must  consist  of  cash,  bank  letters  of  credit  or  securities  of the U.S.
government or its agencies or  instrumentalities,  or other cash  equivalents in which the  Portfolio is permitted to invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Portfolio if the demand  meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Portfolio.
      When it  lends  securities,  a  Portfolio  receives  amounts  equal to the dividends or interest on loaned securities.  It also receives one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan collateral.
Either type of interest may be shared with the  borrower.  A Portfolio  may also pay reasonable  finder's,  custodian and administrative  fees in connection with these  loans.  The terms of these  loans must meet  applicable  tests  under the
Internal Revenue Code and must permit a Portfolio to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging  (All  Portfolios).  Although the  Portfolios  can use certain hedging  instruments  and  techniques,  they  are not  obligated  to use them in seeking their  objectives.  A  Portfolio's  strategy of hedging with futures and options on futures  will be  incidental  to the  Portfolio's  activities  in the underlying cash market. The particular  hedging  instruments each Portfolios can use are described below.

        |_| Call and Put Options.  The Portfolios  have different  policies and restrictions regarding the purchase and sale of call and put options.
o     All Portfolios can write (sell)  exchange-traded  covered call options on securities, currencies and securities indices.
           Oppenheimer  International  Growth Fund/VA and Government  Securities
             Portfolio  can buy  exchange-traded  call  options  on  securities, currencies and securities indices.
o     Oppenheimer   International   Growth  Fund/VA  can  purchase  options  on
             currency in the over-the-counter markets.

      Call  options can be used as a hedge  against  possible  decreases  in the prices of  investment  securities  held by a Portfolio or against an increase in price of a security the Portfolio  contemplates buying. Covered call options can be used to generate income.

           Writing  Covered Call Options (All  Portfolios).  The  Portfolios can
write (that is, sell) covered calls. If a Portfolio sells a call option, it must be covered.  That means the Portfolio must own the security  subject to the call while the call is outstanding,  or, for certain calls on indices and currencies, the call may be covered by segregating liquid assets to enable that Portfolio to satisfy its obligations if the call is exercised.  Up to 20% of each Portfolio's total assets may be subject to calls the Portfolio writes.

      When a  Portfolio  writes  a call  on a  security,  it  receives  cash  (a premium).  That Portfolio agrees to sell the underlying  security to a purchaser of a  corresponding  call on the same security during the call period at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Portfolio shares the risk of loss that the price of the  underlying  security may decline  during the call period.  That risk may be offset to some  extent by the  premium  the  Portfolio receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the
Portfolio would keep the cash premium and the investment.

      When a Portfolio  writes a call on an index, it receives cash (a premium).
If the buyer of the call  exercises it, the Portfolio will pay an amount of cash equal to the  difference  between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of  difference.  If the value of the  underlying  investment does not rise  above  the call  price,  it is likely  that the call  will  lapse without being exercised. In that case the Portfolio would keep the cash premium.

      The Portfolios'  custodian bank, or a securities depository acting for the
Custodian,  will act as the Portfolios' escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the  investments  on which a
Portfolio has written calls traded on exchanges or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.  OCC will  release  the  securities  on the  expiration  of the  option  or when  the
Portfolios enter into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC")  option,  it will enter into an arrangement with a primary U.S. government  securities dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To terminate  its  obligation  on a call it has written,  a Portfolio  may purchase a corresponding call in a "closing purchase transaction." The Portfolio will then realize a profit or loss, depending upon whether the net of the amount of the  option  transaction  costs  and the  premium  received  on the  call the
Portfolio  wrote  is more or less  than the  price  of the  call  the  Portfolio purchases to close out the  transaction.  The  Portfolio may realize a profit if the call expires  unexercised,  because the Portfolio will retain the underlying security  and the premium it received  when it wrote the call.  Any such profits are considered  short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls.  If a Portfolio  cannot effect a closing  purchase transaction  due to the lack of a  market,  it will  have to hold  the  callable securities until the call expires or is exercised.

      The Portfolios may also write calls on a futures  contract  without owning
the  futures  contract  or  securities   deliverable  under  the  contract.  The
Portfolios  may use call  options  on  futures  contracts  solely  for bona fide hedging purposes. To do so, at the time the call is written, the Portfolios must cover the call by segregating on its books an equivalent dollar amount of liquid assets. A Portfolio will segregate  additional liquid assets if the value of the segregated  assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would a Portfolio's receipt of an exercise  notice as to that future  require  the  Portfolios  to deliver a futures contract. It would simply put the Portfolio in a short futures position, which is permitted by the Portfolios' hedging policies.

           |_| Writing Put Options. Oppenheimer International Growth Fund/VA can
also sell put options on futures. A put option on securities gives the purchaser the  right to  sell,  and the  writer  the  obligation  to buy,  the  underlying investment at the exercise price during the option period.

      The premium the Portfolio receives from writing a put represents a profit, as long as the price of the underlying  investment remains equal to or above the exercise  price of the put.  However,  the Portfolio also assumes the obligation during the option period to buy the underlying  investment from the buyer of the put at the exercise price,  even if the value of the investment  falls below the exercise price.

      If a put a  Portfolio  has  written  expires  unexercised,  the  Portfolio realizes  a gain  in the  amount  of the  premium  less  the  transaction  costs incurred. If the put is exercised,  the Portfolio must fulfill its obligation to purchase  the  underlying  investment  at the  exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that case, the Portfolio may incur a loss if it sells the underlying investment.  That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction  costs the Portfolio incurred.

      When writing a put option on a security,  to secure its  obligation to pay for the underlying security a Portfolio will identify on its books liquid assets with a value  equal to or  greater  than the  exercise  price of the  underlying securities.  The Portfolio  therefore  forgoes the  opportunity of investing the segregated assets or writing calls against those assets.

      As long as a Portfolio's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That  notice will  require  the  Portfolio  to take  delivery of the  underlying security and pay the exercise  price.  The Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise  notice at any time prior to the  termination  of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice,  the Portfolio effects a closing  purchase  transaction  by  purchasing  a put of the same series as it sold. Once the Portfolio has been assigned an exercise notice,  it cannot effect a closing purchase transaction.

      A Portfolio may decide to effect a closing purchase transaction to realize a  profit  on an  outstanding  put  option  it has  written  or to  prevent  the underlying  security from being put.  Effecting a closing  purchase  transaction will also permit the Portfolio to write  another put option on the security,  or to sell the security and use the proceeds  from the sale for other  investments.
The Portfolio will realize a profit or loss from a closing purchase  transaction depending  on  whether  the  cost of the  transaction  is less or more  than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes.

      |_|  Purchasing  Calls  and Puts.  The  Oppenheimer  International  Growth
Fund/VA and  Government  Securities  Portfolio can purchase calls on securities, securities indices,  and foreign currencies.  Oppenheimer  International  Growth
Fund/VA can also buy put and call options on futures. A Portfolio might do so to
protect  against  the  possibility  that  its  investment   portfolio  will  not
participate in an anticipated  rise in the securities  market.  When a Portfolio buys a call (other than in a closing purchase  transaction),  it pays a premium.
The Portfolio then has the right to buy the underlying  investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Portfolio benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying  investment is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the Portfolio  exercises  the call.  If the Portfolio  does not exercise the call or sell it (whether or not at a profit),  the call will become worthless at its  expiration  date. In that case the Portfolio will have paid the premium but lost the right to purchase the underlying investment.
      When a Portfolio purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on  securities  or  futures  a  Portfolio  owns  enables  the
Portfolio to attempt to protect  itself during the put period  against a decline in the value of the  underlying  investment  below the exercise price by selling the underlying  investment at the exercise price to a seller of a  corresponding put. If the market price of the  underlying  investment is equal to or above the exercise  price and, as a result,  the put is not  exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Portfolio will have  paid the  premium  but lost the right to sell the  underlying  investment.
However,  the Portfolio may sell the put prior to its expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment a Portfolio  does not own (such as an index or  future)  permits  the  Portfolio  either  to  resell  the  put or to buy the underlying  investment and sell it at the exercise price.  The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying  investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Portfolio  purchases a call or put on an index or future, it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment  to the  Portfolio.  Gain or loss  depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

           |_| Buying and Selling Options on Foreign Currencies.  All Portfolios
can  sell  exchange-traded  call  options  on  foreign  currencies.   Government
Securities  Portfolio and Oppenheimer  International Growth Fund/VA can also buy exchange-traded  calls on foreign currencies.  Oppenheimer  International Growth
Fund/VA can buy call options on currencies in the OTC markets. A Portfolio could use these  calls to try to  protect  against  declines  in the  dollar  value of foreign  securities  and increases in the dollar cost of foreign  securities the
Portfolio wants to acquire.

      If a portfolio manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities may be partially offset by purchasing calls on that foreign currency.  If the portfolio manager anticipates a decline in the dollar value of a foreign  currency,  the decline in the dollar  value of  portfolio  securities denominated in that currency might be partially  offset by writing calls on that foreign  currency.  However,  the currency rates could  fluctuate in a direction adverse to the  Portfolios'  position.  The  Portfolio  will then have  incurred option premium payments and transaction costs without a corresponding benefit.

      A call written on a foreign  currency is "covered" if the  Portfolio  owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held  in a segregated  account by its custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

      A Portfolio  could  write a call on a foreign  currency to provide a hedge against a decline in the U.S.  dollar  value of a security  which the  Portfolio owns or has the  right to  acquire  and  which is  denominated  in the  currency underlying the option.  That decline might be one that occurs due to an expected adverse  change  in the  exchange  rate.  This  is  known  as a  "cross-hedging"
strategy. In those circumstances, the Portfolio covers the option by identifying liquid  assets  on its  books in an amount  equal to the  exercise  price of the option.

        |_| Futures.  The Portfolios  have different  policies and  limitations on the purchase and sale of futures contracts:
o     Each Portfolio can buy and sell future contracts on stock indices.
o     Total Return  Portfolio,  Oppenheimer  International  Growth  Fund/VA and

             Government  Securities  Portfolio  may buy and sell  interest  rate futures contracts.
o            Each portfolio that can invest in securities denominated in foreign currency can purchase and sell futures on foreign currencies.
o     Total Return  Portfolio,  Oppenheimer  International  Growth  Fund/VA and
             Government   Securities   Portfolio   can  buy  and  sell  futures
             contracts related to financial indices.

      A  broadly-based  stock index is used as the basis for trading stock index futures.  In some  cases,  these  futures may be based on stocks of issuers in a particular  industry  or group of  industries.  A stock index  assigns  relative values to the common  stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of  securities  that  comprise  the index.  These contracts  obligate the seller to deliver,  and the  purchaser to take,  cash to settle the  futures  transaction.  There is no delivery  made of the  underlying securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the position.

      No money is paid or received by a Portfolio  on the  purchase or sale of a future. Upon entering into a futures transaction, the Portfolio will be required to deposit an initial margin payment with the futures  commission  merchant (the
"futures   broker").   Initial  margin  payments  will  be  deposited  with  the
Portfolio's  custodian  bank in an account  registered  in the futures  broker's name.  However,  the futures  broker can gain access to that  account only under specified  conditions.  As the future is marked to market (that is, its value on that  Portfolio's  books is  changed)  to reflect  changes in its market  value, subsequent margin payments,  called variation margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the future,  a Portfolio may elect to close out its  position  by taking an opposite  position,  at which time a final determination  of variation  margin is made and any additional cash must be paid by or  released  to that  Portfolio.  Any  loss or  gain on the  future  is then realized  by that  Portfolio  for tax  purposes.  All futures  transactions  are effected  through a  clearinghouse  associated  with the  exchange  on which the contracts are traded.

        |_| Forward  Contracts (All Equity  Portfolios).  Forward  contracts are foreign  currency  exchange  contracts.  They  are  used to buy or sell  foreign currency for future delivery at a fixed price. A Portfolio can use them to "lock in" the U.S. dollar price of a security  denominated in a foreign  currency that the  Portfolio has bought or sold, or to protect  against  possible  losses from changes in the  relative  values of the U.S.  dollar and a foreign  currency.  A
Portfolio  may also use  "cross-hedging"  where  the  Portfolio  hedges  against changes in  currencies  other than the  currency in which a security it holds is denominated.

      Under a forward contract,  one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

      A Portfolio may use forward  contracts to protect  against  uncertainty in the  level of future  exchange  rates.  The use of  forward  contracts  does not eliminate the risk of  fluctuations  in the prices of the underlying  securities the Portfolio owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When a  Portfolio  enters  into a contract  for the  purchase or sale of a security  denominated in a foreign  currency,  or when it anticipates  receiving dividend payments in a foreign currency, the Portfolio might desire to "lock-in"
the U.S.  dollar  price of the  security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so, the Portfolio could enter into a forward contract for the  purchase  or sale of the amount of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount  of U.S.  dollars  per  unit of the foreign  currency.  This is called a "transaction  hedge." The transaction hedge will protect the Portfolio against a loss from an adverse change in the currency exchange  rates  during the period  between  the date on which the  security  is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Portfolio  could also use forward  contracts to lock in the U.S.  dollar value  of  portfolio  positions.  This is  called  a  "position  hedge."  When a portfolio  manager  believes  that foreign  currency  might suffer a substantial decline  against  the U.S.  dollar,  the  Portfolio  could  enter into a forward contract to sell an amount of that foreign currency  approximating  the value of some or all of the Portfolio's investment securities denominated in that foreign currency.  When a portfolio manager believes that the U.S. dollar might suffer a substantial decline against a foreign currency, the Portfolio could enter into a forward  contract  to buy  that  foreign  currency  for a fixed  dollar  amount.
Alternatively,  a  Portfolio  could  enter  into a  forward  contract  to sell a different  foreign  currency  for a fixed U.S.  dollar  amount if the  portfolio manager  believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall  whenever  there is a decline in the
U.S.  dollar  value of the currency in which  securities  of the  Portfolio  are denominated. That is referred to as a "cross hedge."

      A Portfolio  will cover its short  positions in these cases by identifying on its books liquid assets  having a value equal to the aggregate  amount of the
Portfolio's  commitment under forward contracts. A Portfolio will not enter into forward  contracts  or  maintain  a  net  exposure  to  such  contracts  if  the consummation  of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio  securities or other assets  denominated in that currency or another  currency that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction costs, a Portfolio may maintain a net  exposure to forward  contracts in excess of the value of its portfolio  securities or other assets  denominated in foreign  currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that  excess.  As one alternative,  the Portfolio may purchase a call option permitting it to purchase the amount of foreign  currency  being  hedged by a forward  sale  contract at a price no higher than the forward  contract  price. As another  alternative,  the
Portfolio may purchase a put option  permitting it to sell the amount of foreign currency  subject to a forward  purchase  contract  at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the  portfolio  manager might decide to sell the  security  and  deliver  foreign  currency  to settle  the  original purchase obligation. If the market value of the security is less than the amount of foreign  currency the Portfolio is obligated to deliver,  the Portfolio might have to  purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign  currency the Portfolio is obligated to deliver to settle the trade,  the  Portfolio  might have to sell on the spot market some of the  foreign  currency  received  upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements  is extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements  will not be  accurately  predicted,  causing a  Portfolio  to sustain losses on these contracts and to pay additional  transactions  costs. The use of forward contracts in this manner might reduce a Portfolio's performance if there are  unanticipated  changes in currency  prices to a greater  degree than if the
Portfolio had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring a Portfolio to sell a currency,  the Portfolio might sell a portfolio security and use the sale proceeds to make delivery of the currency.  In the  alternative  it might retain the security and offset its  contractual  obligation  to deliver the currency by purchasing a second contract.  Under that contract the Portfolio will obtain, on the same maturity  date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Portfolio might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first  contract.  The  Portfolio  would  realize  a gain or loss as a result  of entering into such an offsetting forward contract under either circumstance. The gain or loss will  depend on the  extent  to which  the  exchange  rate or rates between the currencies  involved moved between the execution  dates of the first contract and offsetting contract.

      The costs to a  Portfolio  of engaging  in forward  contracts  varies with factors such as the currencies  involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty  under each forward contract.

      Although each Portfolio values its assets daily in terms of U.S.  dollars, it does not intend to convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis. A Portfolio may convert foreign  currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might  offer to sell a  foreign  currency  to a  Portfolio  at one  rate,  while offering a lesser  rate of  exchange  if the  Portfolio  desires to resell  that currency to the dealer.

        |_| Interest Rate Swap Transactions  (Government  Securities Portfolio).
In an interest rate swap, a Portfolio and another party  exchange their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive  floating rate payments for fixed rate payments.
A Portfolio  can enter into swaps only on  securities  that it owns and will not enter into swaps with  respect  to more than 25% of its total  assets.  Also,  a
Portfolio  will  identify  on its  books  liquid  assets  (such  as cash or U.S.
government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a  Portfolio  under a swap  agreement  will be greater  than the  payments it received.  Credit risk arises from the possibility  that the  counterparty  will default. If the counterparty  defaults, the Portfolio's loss will consist of the net amount of  contractual  interest  payments  that the  Portfolio  has not yet received.  The Manager will monitor the  creditworthiness of counterparties to a
Portfolio's interest rate swap transactions on an ongoing basis.

      A Portfolio can enter into swap transactions  with certain  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Portfolio and that counterparty  shall be regarded as parts of an integral  agreement.  If amounts are payable on a particular date in the same  currency  in  respect  of one or more swap  transactions,  the  amount payable on that date in that currency shall be the net amount. In addition,  the master netting agreement may provide that if one party defaults  generally or on one swap, the counterparty may terminate all of the swaps with that party. Under these  agreements,  if a default results in a loss to one party,  the measure of that  party's  damages is  calculated  by  reference  to the  average  cost of a replacement  swap for each swap. It is measured by the  mark-to-market  value at the time of the  termination of each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on termination.
The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

        |_| Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce a Portfolio's  return.  A Portfolio could also experience  losses if the prices of its futures and options positions were not correlated with its other investments.

      A Portfolio's  option activities could affect its portfolio turnover rate, brokerage  commissions and transaction costs. The exercise of calls written by a
Portfolio might cause the Portfolio to sell related portfolio  securities,  thus increasing  its turnover rate. The exercise by a Portfolio of puts on securities will cause the sale of underlying  investments,  increasing  portfolio turnover.
Although  the  decision  whether  to  exercise  a put it  holds  is  within  the
Portfolio's  control,  holding  a put might  cause  that  Portfolio  to sell the related investments for reasons that would not exist in the absence of the put.

      A Portfolio could pay a brokerage  commission each time they buy a call or put, sell a call or put, or buy or sell an  underlying  investment in connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call  written by a Portfolio  is  exercised on an  investment that has  increased  in  value,  that  Portfolio  will be  required  to sell the investment  at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

      An  option  position  may be  closed  out only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid  secondary  market will exist for any  particular  option.  A Portfolio might  experience  losses if it could not close  out a  position  because  of an illiquid market for the future or option.

      There is a risk in using short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of a Portfolio's investment securities. The risk is that the prices of the  futures or the  applicable  index will  correlate  imperfectly  with the behavior of the cash prices of the Portfolio's  securities.  For example,  it is possible that while the Portfolio has used hedging instruments in a short hedge, the market might advance and the value of the  securities  held by the Portfolio might decline.  If that occurred,  the Portfolio would lose money on the hedging instruments  and also  experience  a  decline  in the  value  of its  investment securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified  portfolio of securities will tend to move in the  same  direction  as the  indices  upon  which  the  hedging instruments are based.

      The  risk of  imperfect  correlation  increases  as the  composition  of a
Portfolio's  investments diverges from the securities included in the applicable index. To compensate for the imperfect  correlation of movements in the price of the  investments  being  hedged  and  movements  in the  price  of  the  hedging instruments,  a Portfolio  might use  hedging  instruments  in a greater  dollar amount than the dollar amount of portfolio  securities being hedged. It might do so if the historical  volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Portfolio  can use hedging  instruments  to  establish a position in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Portfolio does so the market might decline.  If the Portfolio then concludes not to invest in securities  because of concerns that the market might decline  further or for other reasons, the Portfolio will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

        |_| Regulatory  Aspects of Hedging  Instruments.  When using futures and options on  futures,  the  Portfolios  are  required to operate  within  certain guidelines and restrictions with respect to the use of futures as established by the Commodities  Futures Trading  Commission (the "CFTC").  In particular,  each
Portfolio  is exempted  from  registration  with the CFTC as a  "commodity  pool operator" if the Portfolio complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Portfolio's  assets that may be used for futures  margin and  related  options  premiums  for a bona fide hedging  position.  However,  under the  Rule,  a  Portfolio  must  limit  their aggregate  initial futures margin and related options  premiums to not more than
5% of the Portfolio's net assets for hedging  strategies that are not considered bona fide hedging  strategies under the Rule. Under the Rule, the Portfolio must also use short  futures  and  options  on futures  solely for bona fide  hedging purposes  within the  meaning  and intent of the  applicable  provisions  of the
Commodity Exchange Act.

      Transactions  in  options by the  Portfolios  are  subject to  limitations established by the option  exchanges.  The exchanges limit the maximum number of options  that may be written or held by a single  investor or group of investors acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus,  the number of options that a Portfolio may write or hold may be affected  by  options  written  or  held  by  other  entities,  including  other investment  companies  having the same adviser as the  Portfolio  (or an adviser that is an affiliate of the Portfolio's  investment advisor). The exchanges also impose  position  limits on  futures  transactions.  An  exchange  may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Portfolio  purchases a future, it must maintain  cash or readily  marketable  short-term  debt  instruments  in an amount equal to the market value of the securities  underlying the future,  less the margin deposit applicable to it.

        |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange  contracts in which the  Portfolios  may invest are treated as "Section
1256  contracts"  under the Internal  Revenue Code. In general,  gains or losses relating to Section 1256  contracts are  characterized  as 60% long-term and 40%
short-term  capital gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256  contracts that are forward  contracts generally  are treated as ordinary  income or loss.  In  addition,  Section 1256 contracts  held  by  the  Portfolios  at  the  end  of  each  taxable  year  are
"marked-to-market,"  and  unrealized  gains or losses are treated as though they were  realized.  An  election  can be made by the  Portfolios  to  exempt  those transactions from this marked-to-market treatment.

      Certain  forward  contracts  the  Portfolios  enter  into  may  result  in
"straddles"  for Federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses)  recognized by a Portfolio on straddle positions.  Generally,  a loss sustained on the disposition of a position making up a  straddle  is  allowed  only  to the  extent  that  the  loss  exceeds  any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally  allowed at the point where there is no  unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses  attributable to fluctuations in exchange rates that
        occur between the time a Portfolio accrues interest or other receivables or  accrues  expenses  or other  liabilities  denominated  in a  foreign currency and the time the Portfolio  actually  collects such receivables or pay such liabilities, and
(2)     gains or losses  attributable  to fluctuations in the value of a foreign currency between the date of acquisition of a debt security  denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency  gains and losses are offset  against  market gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount
of  a  Portfolio's   investment   income   available  for  distribution  to  its
shareholders.

      |X|  Temporary   Defensive   Investments.   When  market  conditions  are
unstable,  or the  Manager  believes  it is  otherwise  appropriate  to  reduce holdings in stocks,  the Portfolios can invest in a variety of debt  securities for defensive  purposes.  The  Portfolios  can also purchase  these  securities for  liquidity  purposes to meet cash needs due to the  redemption of Portfolio shares,  or to hold while  waiting to reinvest  cash  received from the sale of other portfolio securities.  The Portfolios can buy:
|_|   obligations  issued  or  guaranteed  by  the  U.  S.  government  or  its instrumentalities or agencies,
|_|      commercial paper (short-term,  unsecured,  promissory notes of domestic or foreign  companies)  rated in the three top rating  categories  of a nationally recognized rating organization,
|_|      short-term  debt  obligations of corporate  issuers,  rated  investment grade  (rated at least Baa by  Moody's  or at least BBB by  Standard  &
         Poor's,  or a comparable  rating by another  rating  organization),  or unrated  securities judged by the Manager to have a comparable  quality to rated securities in those categories,
|_|   certificates of deposit and bankers'  acceptances of domestic and foreign banks  having total assets in excess of U.S. $1 billion, and
|_|   repurchase agreements.

      Short-term  debt  securities  would  normally be selected for defensive or cash management  purposes because they can normally be disposed of quickly,  are not generally  subject to significant  fluctuations in principal value and their value  will  be less  subject  to  interest  rate  risk  than  longer-term  debt securities.

Investment Restrictions

      |X|  What Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that each Portfolio has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Portfolio's  outstanding  voting securities.  Under the Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:
      |_| 67% or  more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the  outstanding
      shares are present or  represented  by proxy,  or |_| more than 50% of the
      outstanding shares.

      The Portfolios'  investment objectives are not fundamental  policies,  but will not be  changed  by the  Board  of  Directors  without  advance  notice  to shareholders.  Other  policies  described in the Prospectus or this Statement of
Additional  Information are  "fundamental"  only if they are identified as such.
The Board of Directors can change  non-fundamental  policies without shareholder approval. However,  significant changes to investment policies will be described in  supplements  or updates to the  Prospectus  or this  Statement of Additional
Information,  as  appropriate.   The  Portfolios'  most  significant  investment
policies are described in the Prospectus.

      |X|  Do  the  Portfolios  Have  Additional   Fundamental  Policies?   The
following   investment   restrictions   are   fundamental   policies   of  each

Portfolio.

|_|   A Portfolio cannot issue "senior securities."
|_|   A  Portfolio  cannot  invest more than 5% of its total  assets  (taken at market value at the time of each  investment) in the securities of any one issuer  other  than the U.S.  government.  That  limit  applies to repurchase  agreements with any one bank. A Portfolio  cannot purchase more than either (1) 10% of the  principal  amount of the  outstanding debt  securities  of an  issuer or (2) 10% of the  outstanding  voting
         securities  of  an  issuer.   This   restriction  does  not  apply  to
         securities  issued  or  guaranteed  by  the  U.S.  government  or  its agencies, bank money instruments or bank repurchase agreements.  (This restriction also does not apply to Government Securities Portfolio).
|_|   A Portfolio  cannot  invest more than 25% of its total  assets  (taken at market  value at the time of each  investment)  in the  securities  of issuers  primarily  engaged in the same  industry.  For the purpose of interpreting  this  restriction,  utilities  are divided  according to their  services.  For example,  gas, gas  transmissions,  electric and telephone  each are  considered  to be a separate  industry.  However, this limitation  does not apply to the purchase of obligations  issued
         or   guaranteed   by   the   U.S.   government,    its   agencies   or
         instrumentalities,  certificates  of deposit  issued by domestic banks
         and  bankers'  acceptances.   (This  restriction  does  not  apply  to
         Oppenheimer  International  Growth  Fund/VA or  Government  Securities
         Portfolio).
|_|      A Portfolio  cannot,  by itself or together with any other Portfolio or
         Portfolios,  make  investments  for the purpose of  exercising  control over, or management of, any issuer.
|_|   A Portfolio  cannot purchase  securities of other  investment  companies, except in  connection  with a merger,  consolidation,  acquisition  or reorganization.  Another  exception  is purchase in the open market of securities of closed-end  investment  companies if no  underwriter  or
         dealer's   commission  or  profit,   other  than  customary   broker's
         commission,  is involved,  but only if immediately  after the purchase not more than 10% of the  Portfolio's  total  assets,  taken at market value, would be invested in such securities.
|_|   A  Portfolio  cannot  purchase  or sell  interests  in oil,  gas or other mineral exploration or development  programs,  commodities,  commodity
         contracts  or  real   estate.   However,   Total   Return   Portfolio,
         Oppenheimer   International  Growth  Fund/VA,  Growth  Portfolio,  and
         Government  Securities  Portfolio  each  may  purchase  securities  of issuers  that  invest or deal in any of the above and may  invest  for
         hedging  purposes  in  futures  contracts  on  securities,   financial
         instruments  and indices,  and foreign  currency,  as are approved for trading  on  a  registered  exchange.  The  Oppenheimer  International
         Growth  Fund/VA  may  also  invest  in  options  on  foreign   futures
         contracts  on  securities,   financial  instruments  and  indices  and
         foreign currency.
|_|   A Portfolio  cannot purchase any securities on margin,  however  Panorama
         Series  Fund may obtain  such short term  credits as may be  necessary for the  clearance of purchases and sales of portfolio  securities.  A
         Portfolio  cannot make short sales of  securities  or maintain a short position.  The  deposit  or  payment  by a  Portfolio  of  initial  or maintenance  margin in  connection  with futures  contracts or related options  transactions  is not considered the purchase of a security on margin.
|_|   A  Portfolio  cannot make  loans,  except  that a Portfolio  (1) may lend portfolio  securities in accordance  with the  Portfolio's  investment policies  in amounts  up to 33 1/3% of the  Portfolio's  total  assets taken at market value, (2) can enter into repurchase  agreements,  and
         (3) can purchase all or a portion of an issue of publicly  distributed debt securities,  bank loan participation interests, bank certificates of deposit,  bankers'  acceptances,  debentures  or other  securities, whether or not the purchase is made upon the original  issuance of the securities.
|_|      A Portfolio cannot borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing.  It can borrow only from  banks as a  temporary  measure  for  extraordinary  or  emergency purposes.  A Portfolio cannot make investments in portfolio  securities while its outstanding borrowings exceed 5% of its total assets.
|_|   A  Portfolio  cannot  mortgage,  pledge,  hypothecate  or in  any  manner transfer,  as security for indebtedness,  any securities owned or held by  such  Portfolio.  An  exception  is made  as may be  necessary  in connection  with  borrowings  mentioned in the preceding  restriction.
         In that  case  such  mortgaging,  pledging  or  hypothecating  may not exceed 10% of the Portfolio's  total assets,  taken at market value at the time of the  transaction.  The  deposit  of cash  equivalents  and liquid debt  securities in a segregated  account with the  Portfolio's custodian  bank  and/or  with a  broker  in  connection  with  futures
         contracts  or  related  options   transactions  and  the  purchase  of
         securities on a "when-issued" basis are not deemed to be pledges.
|_|      A Portfolio cannot underwrite  securities of other issuers. A permitted exception is if the Portfolio is deemed to be an underwriter  under the
         1933 Act in selling its investment securities.
|_|      A Portfolio cannot write,  purchase or sell puts, calls or combinations thereof. However, Total Return Portfolio and Growth Portfolio may write covered call options and engage in closing purchase transactions. (This restriction does not apply to Oppenheimer  International Growth Fund/VA and Government Securities Portfolio.)
|_|   A Portfolio  cannot  invest in  securities  of foreign  issuers if at the time of  acquisition  more  than  10% of its  total  assets,  taken at market  value,  would be  invested  in those  securities.  However,  a
         Portfolio can invest up to 25% of its total assets in  securities  (i)
         issued,  assumed or  guaranteed by foreign  governments,  or political subdivisions or instrumentalities  thereof, (ii) assumed or guaranteed
         by  domestic  issuers,   including  Eurodollar  securities,  or  (iii)
         issued,  assumed or  guaranteed by foreign  issuers  having a class of securities  listed for trading on The New York Stock  Exchange.  (This
         restriction  does  not  apply  to  Oppenheimer   International  Growth
         Fund/VA.)

How the Portfolios Are Managed

Organization and History.  Panorama Series Fund, Inc., the investment company of which each  Portfolio is a series,  was  incorporated  in Maryland on August 17,
1981.  It is  referred  to as the  "Company"  in this  Statement  of  Additional
Information.  Prior to May 1, 1996,  the  Company was named  Connecticut  Mutual
Financial Services Series Fund I, Inc.

      The Company is governed by a Board of Directors,  which is responsible for protecting the interests of shareholders  under Maryland law. The Directors meet periodically  throughout  the year to oversee the  activities of the Company and the Portfolios, review their performance, and review the actions of the Manager.

      |X| Meetings of  Shareholders.  As series of a Maryland  corporation,  the
Portfolios  are not required to hold,  and do not plan to hold,  regular  annual meetings of shareholders. The Portfolios will hold meetings from time to time on important  matters and when required to do so by the  Investment  Company Act or other applicable law. They will also do so when a shareholder  meeting is called by the Directors or upon proper request of the shareholders.

Directors  and  Officers  of the  Company.  The  Directors  and  officers of the
Company,  and their principal  occupations and business  affiliations during the past five years are listed below.  Directors  denoted with an asterisk (*) below are  deemed to be  "interested  persons"  of the  Company  under the  Investment
Company  Act.  All of the  Directors  are also  trustees,  directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves        Oppenheimer Select Managers
                                 Oppenheimer  Senior  Floating Rate
Oppenheimer Champion Income Fund Fund
Oppenheimer Capital Income Fund  Oppenheimer Strategic Income Fund
                                 Oppenheimer   Total  Return  Fund,
Oppenheimer High Yield Fund      Inc.
Oppenheimer  International  Bond
Fund                             Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds      Panorama Series Fund, Inc.
Oppenheimer         Limited-Term
Government Fund                  Centennial America Fund, L. P.
Oppenheimer  Main Street  Funds, Centennial  California  Tax Exempt
Inc.                             Trust
Oppenheimer      Main     Street
Opportunity Fund                 Centennial Government Trust
Oppenheimer  Main  Street  Small
Cap Fund                         Centennial Money Market Trust

                                 Centennial  New  York  Tax  Exempt
Oppenheimer Municipal Fund       Trust
Oppenheimer Real Asset Fund      Centennial Tax Exempt Trust

    Ms. Macaskill and Messrs. Swain, Wixted, Bishop,  Donohue, Farrar and Zack,
who are  officers of the Company,  respectively  hold the same offices with the other  Denver-based  Oppenheimer  funds. As of April 2, 2001, the Directors and officers of the Company as a group did not  beneficially  own any shares of the
Portfolios.

James C. Swain*,  Chairman,  Chief Executive Officer and Director, Age: 67. 6803
South Tucson Way, Englewood,  Colorado 80112 Vice Chairman of the Manager (since
September  1988);   formerly  President  and  a  director  of  Centennial  Asset
Management Corporation, a wholly-owned subsidiary of the Manager and Chairman of the Board of  Shareholder  Services,  Inc., a transfer  agent  subsidiary of the
Manager.  Vice Chairman  (since  September 1988) of  OppenheimerFunds,  Inc.; of which  the  Manager  is a  wholly-owned  subsidiary;  formerly  President  and a director of the Manager and Chairman of the Board of Shareholder Services, Inc.,
a transfer agent subsidiary of OppenheimerFunds, Inc.

Bridget A. Macaskill*, President; Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director  (since  December 1994) of the Manager;  President  (since  September
1995) and a director (since October 1990) of Oppenheimer  Acquisition Corp., the
Manager's  parent holding  company;  President,  Chief  Executive  Officer and a director  (since March 2000) of OFI Private  Investments,  Inc.,  an  investment adviser  subsidiary  of the  Manager;  Chairman  and a director  of  Shareholder
Services,  Inc. (since August 1994) and  Shareholder  Financial  Services,  Inc.
(since September 1995),  transfer agent  subsidiaries of the Manager;  President
(since  September  1995) and a director  (since  November  1989) of  Oppenheimer
Partnership  Holdings,  Inc.,  a  holding  company  subsidiary  of the  Manager;
President and a director (since October 1997) of OppenheimerFunds  International
Ltd., an offshore fund  management  subsidiary of the Manager and of Oppenheimer
Millennium  Funds plc; a director of HarbourView  Asset  Management  Corporation
(since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996),  investment adviser  subsidiaries of the Manager; a director (since April
2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the  Manager;  a director of  Prudential  Corporation  plc (a U.K.  financial service company);  President and a trustee of other Oppenheimer funds;  formerly
President of the Manager (June 1991 - August 2000).

William L. Armstrong, Director, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the  following  private  mortgage  banking  companies:  Cherry Creek
Mortgage  Company (since 1991),  Centennial State Mortgage Company (since 1994),
The El Paso Mortgage Company (since 1993),  Transland Financial  Services,  Inc.
(since 1997); Chairman of the following private companies: Frontier Real Estate,
Inc.  (residential real estate  brokerage)  (since 1994),  Frontier Title (title insurance  agency) (since 1995),  Great Frontier  Insurance  (insurance  agency)
(since 1995) and  Ambassador  Media  Corporation  (since 1984);  Director of the following public companies:  Storage Technology  Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas  drilling/production company) (since 1992),  UNUMProvident (insurance company) (since 1991); formerly
Director of  International  Family  Entertainment  (television  channel) (1992 -
1997) and Natec Resources,  Inc. (air pollution  control  equipment and services company)  (1991-1995),  Frontier  Real  Estate,  Inc.  (residential  real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-1999);
formerly U.S. Senator (January 1979-January 1991).

Robert G. Avis*, Director, Age: 69.
6803 South Tucson Way, Englewood, Colorado 80112
Director and  President  of A.G.  Edwards  Capital,  Inc.  (General  Partner of
private equity funds),
--------------------
* Director who is an "interested person" of the Fund and of the Manager.
formerly,  until March 2000,  Chairman,  President and Chief Executive  Officer
of A.G. Edwards
Capital,  Inc.; formerly,  until March 1999, Vice Chairman and Director of A.G.
Edwards, Inc. and
Vice  Chairman  of  A.G.   Edwards  &  Sons,   Inc.  (its   brokerage   company
subsidiary);  until March  1999,  Chairman of A.G.  Edwards  Trust  Company and
A.G.E. Asset Management  (investment advisor);  until March 2000, a Director of
A.G. Edwards & Sons and A.G. Edwards Trust Company.

Jon S. Fossel, Director, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until October 1995) Chairman and a director of the Manager;  President and a director of Oppenheimer Acquisition Corp.,  Shareholder Services, Inc. and
Shareholder Financial Services, Inc.; Formerly (until October 1995) Chairman and a director of  OppenheimerFunds,  Inc.;  President and a director of Oppenheimer
Acquisition Corp., Shareholder Services, Inc.
and Shareholder Financial Services, Inc.

Sam Freedman, Director, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October  1994)  Chairman  and  Chief   Executive   Officer  of
OppenheimerFunds  Services,  Chairman, Chief Executive Officer and a director of
Shareholder  Services,  Inc., Chairman,  Chief Executive Officer and director of
Shareholder Financial Services, Inc., Vice President and director of Oppenheimer
Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Director, Age: 71.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  a director  of Wave  Technologies  International,  Inc.  (a  computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Director, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Director, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Charles Albers,  Vice President and Portfolio Manager,  Age: 60. Two World Trade
Center,  New York, New York 10048-0203  Senior Vice President (since April 1998)
of the Manager; a Certified  Financial Analyst; an officer and portfolio manager of other Oppenheimer funds;  formerly a Vice President and portfolio manager for
Guardian Investor Services, the investment management subsidiary of The Guardian
Life Insurance Company (1972 - April 1998).

Patrick M. Bisbey,  Co-Portfolio  Manager of Total  Return  Portfolio/Panorama,
Age: 42.

301 North Spring Street, Bellefonte, PA 16823

Vice President (since November 1990),  Managing  Director (since June 1992), and
Manager of Trading and Portfolio  Operations  (since  January,  1984) of Trinity
Investment    Management    Corporation,    a    wholly-owned    subsidiary   of
OppenheimerFunds,  Inc's  immediate  parent,  Oppenheimer  Acquisition  Corp.; a portfolio manager of another Oppenheimer fund.

George Evans,  Vice President and Portfolio  Manager of  Interntational  Growth
Fund/VA Panorama, Age: 41.

Two World Trade Center, New York, New York 10048-0203

Vice  President of the Manager  (since  October 1993) and of  HarbourView  Asset
Management  Corporation  (since July 1994); an officer and portfolio  manager of other Oppenheimer funds.

John  S.  Kowalik,  Vice  President  and  Co-Portfolio  Manager  of  Government
Securities Portfolio/Panorama and Total Return Portfolio/Panorama, Age: 43.

Two World Trade Center, New York, New York 10048-0203

Senior Vice President of the Manager (since July 1998) and of HarbourView  Asset
Management  Corporation  (since April 2000); an officer and portfolio manager of other Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at Prudential Global Advisors (June 1989 - June 1998).

Nikolaos  D.  Monoyios,   Vice  President  and  Portfolio   Manager  of  Growth
Portfolio/Panorama, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Vice  President  of the Manager  (since April  1998);  an officer and  portfolio manager of other Oppenheimer funds; a Certified  Financial  Analyst;  formerly a
Vice  President  and  portfolio  manager for  Guardian  Investor  Services,  the investment  management subsidiary of The Guardian Life Insurance Company (1979 -
March 1998).

David  P.  Negri,  Vice  President  and  Co-Portfolio   Manager  of  Government
Securities/Panorama, Age: 46.

Two World Trade Center, New York, New York 10048-0203

Senior Vice President of the Manager  (since May 1998) and of HarbourView  Asset
Management  Corporation  (since April 1999); an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of the Manager (July 1988 - May
1998).

Andrew J. Donohue, Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director  (since  September  1995) of the  Manager;  Executive  Vice
President  and General  Counsel  (since  September  1993) and a director  (since
January 1992) of OppenheimerFunds  Distributor,  Inc.; Executive Vice President,
General  Counsel and a director  (since  September  1995) of  HarbourView  Asset
Management  Corporation,   Shareholder  Services,  Inc.,  Shareholder  Financial
Services,  Inc.  and  Oppenheimer  Partnership  Holdings,  Inc.,  of OFI Private
Investments,  Inc. (since March 2000),  and of Oppenheimer  Trust Company (since
May 2000);  President and a director of Centennial Asset Management  Corporation
(since  September 1995) and of Oppenheimer  Real Asset  Management,  Inc. (since
July  1996);   Vice  President  and  a  director   (since   September  1997)  of
OppenheimerFunds  International  Ltd. and  Oppenheimer  Millennium  Funds plc; a
director (since April 2000) of OppenheimerFunds Legacy Program;  General Counsel
(since May 1996) and  Secretary  (since April 1997) of  Oppenheimer  Acquisition
Corp.; an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112

Vice  President  of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other Oppenheimer funds;  formerly an Assistant Vice President of the
Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112

Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
Treasurer of Oppenheimer  Millennium  Funds plc (since October 1997); an officer of  other  Oppenheimer  funds;  formerly  an  Assistant  Vice  President  of the
Manager/Mutual  Fund Accounting  (April 1994 - May 1996),  and a Fund Controller
for the Manager.

Brian W. Wixted,  Treasurer and Principal  Financial  and  Accounting  Officer,
Age: 41.

6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
(since March 1999) of  HarbourView  Asset  Management  Corporation,  Shareholder
Services,  Inc.,  Oppenheimer  Real Asset  Management  Corporation,  Shareholder
Financial  Services,  Inc. and Oppenheimer  Partnership  Holdings,  Inc., of OFI
Private   Investments,   Inc.   (since  March  2000)  and  of   OppenheimerFunds
International  Ltd.  and  Oppenheimer  Millennium  Funds plc  (since  May 2000);
Treasurer and Chief  Financial  Officer  (since May 2000) of  Oppenheimer  Trust
Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.
and of Centennial Asset Management Corporation;  an officer of other Oppenheimer funds;  formerly Principal and Chief Operating Officer,  Bankers Trust Company -
Mutual Fund Services  Division (March 1995 March 1999); Vice President and Chief
Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager,  Assistant  Secretary of Shareholder  Services,  Inc.
(since May 1985),  and  Shareholder  Financial  Services,  Inc. (since November
1989),  OppenheimerFunds  International  Ltd. and Oppenheimer  Millennium Funds
plc (since October 1997); an officer of other Oppenheimer funds.

      Remuneration of Directors. The officers of the Company and one Director of the Company (Mr. Swain) are affiliated with the Manager and receive no salary or fee from the  Company.  The  remaining  Directors  of the Company  received  the compensation  shown below. The compensation  from the Portfolios was paid during their  fiscal year ended  December 31, 2000.  The  compensation  from all of the
Denver-based Oppenheimer funds includes the compensation from the Portfolios and represents  compensation  received  as a  director,  trustee,  managing  general partner or member of a committee of the Board during the calendar year 2000.

-------------------------------------------------------------------------------

                         Aggregate Compensation from Fund

                         Aggregate Compensation from Fund

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                                                  Total
                                                       Aggregate  Compensation
                                  Panorama  Panorama  Compensation from all
                Panorama Panorama GovernmentInternationalfromth   Denver-Based
                 Growth  Total    Securities Fund/VA   Panorama   Oppenheimer
Trustee's Name  Portfolio Return  Portfolio            Variable     Funds1
                         Portfolio                      Account
                                                       Funds (4
                                                        Funds)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

William         $305     $2,522   $ 86           $175      $3,088    $49,270
Armstrong

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Robert Avis     $446     $3,685   $126           $255      $4,512    $72,000

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

William Baker   $396     $3,275   $112           $226      $4,009    $63,999

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Raymond         $455     $3,762   $128           $259      $4,604    $73,500
Kalinowski

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

C. Howard Kast  $533     $4,409   $151           $304      $5,397    $86,150

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Robert Kirchner $476     $3,938   $134           $272      $4,820    $76,950

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Ned Steel       $396     $3,275   $112           $226      $4,009    $63,999

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Sam Freedman    $496     $4,099   $141           $283      $5,019    $80,100

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Jon S. Fossel   $482     $3,986   $136           $275      $4,879    $77,880

-----------------------------------------------------------------------------

1.  For the 2000 calendar year.

      |X|  Deferred  Compensation  Plan.  The Board of  Directors  has adopted a
Deferred  Compensation  Plan for  disinterested  Directors  that enables them to elect to defer  receipt of all or a portion of the annual fees they are entitled to receive from the Portfolios.  Under the plan, the compensation  deferred by a
Director  is  periodically  adjusted  as though an  equivalent  amount  had been invested in shares of one or more  Oppenheimer  funds  selected by the Director.
The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

    Deferral of Director's  fees under the plan will not  materially  affect the
Portfolios'  assets,  liabilities  and net income  per share.  The plan will not obligate  the  Portfolios  to retain the  services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange  Commission,  the Portfolios may invest in the funds selected by the  Director  under the plan without  shareholder  approval for the limited purpose of determining the value of the Director's deferred fee account.

      |X| Major  Shareholders.  As of March  31,  2001,  all of the  outstanding shares of Government  Securities  Portfolio,  Total Return  Portfolio and Growth
Portfolio were held by separate investment accounts of Massachusetts Mutual Life
Insurance  Company,  1295 State  Street,  Springfield,  MA 01111,  for  variable annuity  contracts,  variable  life  insurance  policies  and  other  investment products  owned by its customers.  The holders of 5% or more of the  outstanding shares of Oppenheimer  International Growth Fund/VA were Columbus Life Insurance
Company and Massachusetts Life Insurance Company.

The  Manager.   OppenheimerFunds,   Inc.,  the  Manager,   is  wholly-owned  by
Oppenheimer   Acquisition   Corporation,   a  holding  company   controlled  by
Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

      |X| The Investment  Advisory  Agreement.  The Manager provides  investment management  services to each Portfolio  under an investment  advisory  agreement between  the Manager  and the  respective  Portfolio.  The  investment  advisory agreements require the Manager,  at its expense,  to provide each Portfolio with adequate office space, facilities and equipment. The agreements also require the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical personnel necessary to provide effective  corporate  administration for each Portfolio.  Those responsibilities  include the compilation and maintenance of  records  with  respect  to its  operations,  the  preparation  and filing of
specified   reports,   and  composition  of  proxy  materials  and  registration
statements for the continuous public sale of shares of the Portfolio.

      Expenses not expressly assumed by the Manager under an advisory  agreement are paid by the relevant  Portfolio.  The advisory  agreements  list examples of expenses to be paid by a  Portfolio.  The major  categories  relate to interest, taxes,  brokerage  commissions,  fees to  certain  Directors,  legal,  and audit expenses,  custodian and transfer agent expenses,  share issuance costs, certain
printing  and  registration   costs  and   non-recurring   expenses,   including
litigation.  The  management  fees  paid  by a  Portfolio  to  the  Manager  are calculated at the rates listed in the Portfolio's Prospectus,  which are applied to the assets of the Portfolio as a whole.

----------------------------------------------------------------------

                         Management Fees Paid to OppenheimerFunds,
      Portfolio               Inc. in the Fiscal Years Ended:

----------------------------------------------------------------------
----------------------------------------------------------------------

                          12/31/98        12/31/99        12/31/00

----------------------------------------------------------------------
----------------------------------------------------------------------

Total Return Portfolio  $ 6,893,133      $6,587,018     $ 4,613,663

----------------------------------------------------------------------
----------------------------------------------------------------------

Growth Portfolio         $4,523,009      $4,214,611     $ 2,645,079

----------------------------------------------------------------------
----------------------------------------------------------------------

Oppenheimer               $945,935       $1,072,824     $ 1,620,304
International Growth
Fund/VA

----------------------------------------------------------------------
----------------------------------------------------------------------

Government Securities
Portfolio                 $126,912        $119,156        $ 98,206

----------------------------------------------------------------------
----------------------------------------------------------------------

Total (All Portfolios)  $13,992,961     $13,689,139     $ 8,977,252

----------------------------------------------------------------------

      The advisory agreements state that in the absence of willful  misfeasance, bad faith,  gross  negligence  in the  performance  of its  duties,  or reckless disregard  of its  obligations  and duties  under the  advisory  agreement,  the
Manager  is not  liable for any loss  resulting  from any good  faith  errors or omissions in connection  with any matters to which the agreement  relates.  Each advisory  agreement  permits  the Manager to act as  investment  adviser for any other person, firm or corporation.

Brokerage
Policies   of  the
Portfolios

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the  Manager  under  each  advisory  agreement  is  to  arrange  the  investment securities  transactions for each Portfolio.  Each advisory  agreement  contains provisions relating to the employment of broker-dealers  ("brokers") to effect a
Portfolio's  portfolio  transactions.  The Manager is authorized by the advisory agreements to employ  broker-dealers,  including  "affiliated"  brokers, as that term  is  defined  in  the  Investment  Company  Act.  The  Manager  may  employ broker-dealers  that it  thinks,  in its best  judgment  based  on all  relevant factors,  will implement the policy of each  Portfolio to obtain,  at reasonable expense,  the "best execution" of a Portfolio's  transactions.  "Best execution"
means prompt and reliable execution at the most favorable price obtainable.  The
Manager need not seek competitive commission bidding. However, it is expected to be  aware  of  the  current  rates  of  eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent  with the interest and policies of a
Portfolio as established by the Board of Directors.

      Under each advisory agreement,  the Manager may select brokers (other than affiliates)  that provide  brokerage  and/or  research  services for a Portfolio and/or  the  other  accounts  over  which the  Manager  or its  affiliates  have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified  broker  would  charge,  if the  Manager  makes a good  faith determination  that the  commission  is fair and  reasonable  in relation to the services  provided.  Subject  to the  those  considerations,  as a factor in the selection of brokers for a Portfolio's portfolio  transactions,  the Manager may also consider sales of shares of a Portfolio and other investment  companies for which the Manager or an affiliate serves as investment advisor.

      Subject   to
any         policy
established     by
the    Board    of
Directors,     the
Manager         is
primarily
responsible    for
the     investment
decisions  of each
Portfolio  and for
placing        its
portfolio
transactions.
While the  Manager
generally    seeks
reasonably
competitive
spreads         or
commissions,   the
Portfolios    will
not    necessarily
pay   the   lowest
spread          or
commission
available.

Description     of
Brokerage
Practices
Followed   by  the
Manager.   Subject
to the  provisions
of  the   advisory
agreements     and
the     procedures
and          rules
described   above,
generally      the
Manager's
portfolio  traders
allocate
brokerage    based
upon
recommendations
from           the
portfolio
managers.       In
certain
instances,
portfolio
managers       may
directly     place
trades         and
allocate
brokerage.      In
either  case,  the
Manager's
executive
officers
supervise      the
allocation      of
brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with  principals or market makers.  In transactions on
foreign  exchanges,   a  Portfolio  may  be  required  to  pay  fixed  brokerage commissions and would not have the benefit of negotiated  commissions  available in U.S.
markets.
Brokerage
commissions    are
paid     primarily
for      effecting
transactions    in
listed  securities
or   for   certain
fixed       income
agency
transactions    in
the      secondary
market.
Otherwise
brokerage
commissions    are
paid  only  if  it
appears     likely
that   a    better
price           or
execution  can  be
obtained  by doing
so.  In an  option
transaction,
ordinarily       a
Portfolio     uses
the  same   broker
for  the  purchase
or   sale  of  the
option   and   any
transaction     in
the  securities to
which  the  option
relates.

      Most  purchases of debt  securities,  commercial  paper,  and money market instruments made by the Portfolios are principal transactions at net prices, and the  Portfolios  incur  little or no  brokerage  costs  for these  transactions.
Purchases of  securities  from  underwriters  include a commission or concession paid by the issuer to the  underwriter,  and  purchases  from dealers  include a spread between the bid and asked price.

      Other  funds
advised   by   the
Manager       have
investment
policies   similar
to  those  of  the
Portfolios.  Those other funds may purchase or sell the same  securities  as the
Portfolios at the same time as the Portfolios, which could affect the supply and price of the  securities.  If two or more funds advised by the Manager  purchase the same security on the same day from the same dealer,  the transactions  under those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The
investment
advisory
agreements  permit
the   Manager   to
allocate
brokerage      for
research
services.      The
research  services
provided    by   a
particular  broker
may   be    useful
only   to  one  or
more     of    the
advisory  accounts
of   the   Manager
and            its
affiliates.
Investment
research  received
for            the
commissions     of
those        other
accounts   may  be
useful   both   to
the     Portfolios
and  one  or  more
of    the    other
accounts.
Investment
research   may  be
supplied    by   a
third   party   at
the  instance of a
broker     through
which  trades  are
placed.

      Investment   research   services  include   information  and  analyses  on
particular  companies and  industries  as well as market or economic  trends and portfolio  strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and  services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Directors  permits the Manager to use stated  commissions  on secondary fixed-income trades to obtain research if the broker represents to the
Manager  that:  (i) the trade is not from the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the stated  commission, and  (iii)  the  trade is not a  riskless  principal  transaction.  The Board of
Directors  permits the Manager to use  concessions  on fixed price  offerings to obtain research, in the same manner as is permitted for agency transactions.

      The  research   services  provided  by  brokers  broadens  the  scope  and supplements  the research  activities  of the Manager.  That  research  provides
additional  views  and   comparisons,   and  helps  the  Manager  obtain  market
information  for the  valuation of securities  held in a Portfolio's  investment portfolio or are being considered for purchase. The Manager provides information to the  Board  about  the  commissions  paid to  brokers  for  furnishing  these services,  together with the Manager's  representation  that the amount of those commissions was reasonably related to the value or benefit of those services.

      No
principal
transactions and, except under unusual circumstances, no agency transactions for
Government  Securities  Portfolio will be handled by any  affiliated  securities
dealer.  In  the  unusual   circumstance  when  that  Portfolio  pays  brokerage
commissions, the above-described brokerage practices and policies are followed.

----------------------------------------------------------------------

         Total Brokerage Commissions Paid by the Portfolios1
----------------------------------------------------------------------
----------------------------------------------------------------------

                               Fiscal Year   Fiscal Year    Fiscal
          Portfolio               Ended         Ended     Year Ended
                                 12/31/98     12/31/992    12/31/00

----------------------------------------------------------------------
----------------------------------------------------------------------

Growth Portfolio                 $2,264,337  $315,183,251  $1,315,460

----------------------------------------------------------------------
----------------------------------------------------------------------

Total Return Portfolio           $1,992,347  $130,981,333  $1,542,128

----------------------------------------------------------------------
----------------------------------------------------------------------

Oppenheimer International          $234,709   $40,955,623   $ 467,909
Growth Fund/VA

----------------------------------------------------------------------
----------------------------------------------------------------------

Government Securities                  None      $      0     $   480
Portfolio

----------------------------------------------------------------------
1. Amounts do not include spreads or concessions on principal  transactions on a net trade basis.

2. In the fiscal year ended  12/31/00,  the amount of  transactions  directed to brokers  for  research  services  and the amount of the  commissions  paid to broker-dealers for those serves were as follows:

----------------------------------------------------------

                                 Amount of    Amount of
          Portfolio            Transactions  Commissions

----------------------------------------------------------
----------------------------------------------------------

Growth Portfolio                $315,183,251     $466,667

----------------------------------------------------------
----------------------------------------------------------

Total Return Portfolio          $130,981,333     $193,593

----------------------------------------------------------
----------------------------------------------------------

International Growth Fund/VA     $40,955,623      $97,140

----------------------------------------------------------
----------------------------------------------------------

Government Securities               $      0        $   0
Portfolio

----------------------------------------------------------

Distribution and Service Plans (Service Shares Only)

    Under  its   General   Distributor's   Agreements   with  the   Portfolios,
OppenheimerFunds  Distributor,  Inc. will only act as the principal underwriter of the Portfolios' Service shares.

      Each  Portfolio has adopted a  Distribution  and Service Plan (the "Plan")
for its Service shares under Rule 12b-1 of the Investment  Company Act, pursuant to which each Portfolio will make payments to the Distributor in connection with the distribution  and/or  servicing of Service shares.  The Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide  services to Service shares,  as described in the Prospectus.  Each Plan has been  approved  by a vote of (i) the  Board  of  Directors  of the  Company, including a majority of the Independent  Directors,  cast in person at a meeting called  for the  purpose  of voting on that  Plan,  and (ii) the  Manager as the then-sole  initial  holder of such shares.  Prior to March 31, 2001,  no Service shares were issued and therefore no payments have been made prior to that date.

      Under the Plans, no payment will be made to any insurance company separate account sponsor or affiliate  thereof under a Portfolio's Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of a Portfolio's
Service shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Company's Independent  Directors.  Initially,  the Board of Directors has
set the fee at 0.15% of average annual net assets and set no minimum amount.

      Under the Plans,  the Manager  and the  Distributor  may make  payments to affiliates  and, in their sole  discretion,  from time to time may use their own resources  (which,  as to the  Manager,  may include  profits  derived  from the advisory fee it receives  from each  respective  Portfolio)  to make payments to
Recipients  for  distribution  and  administrative  services they  perform.  The
Distributor and the Manager may, in their sole discretion,  increase or decrease the amount of  distribution  assistance  payments they make to  Recipients  from their own assets.

      Unless  terminated as described below,  each Plan continues in effect from year to year but only as long as such  continuance is  specifically  approved at least annually by the Company's Board of Directors and its Independent Directors
by a vote cast in person at a meeting  called for the  purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the  Independent  Directors  or by the vote of the holders of a  "majority"  (as defined in the Investment  Company Act) of the outstanding  Service shares.  For purposes of voting with respect to the Plans,  Account  owners are considered to be  shareholders  of a  Portfolio's  shares.  No Plan may be amended to increase materially  the amount of payments to be made unless such  amendment is approved by  Account  owners  of the  class  affected  by  the  amendment.  All  material amendments  must be  approved  by the Board and a  majority  of the  Independent
Directors.

      While the plans are in effect  and  Service  shares are  outstanding,  the
Treasurer of the Company must provide  separate written reports to the Company's
Board of Directors at least  quarterly  describing  the amount of payments  made pursuant to each Plan.  These  reports are subject to the review and approval of the Independent Directors.

Performance of the Portfolios

Explanation of Performance Terminology. The Portfolios use a variety of terms to illustrate  their  performance.  These terms  include  "standardized  yield" and
"dividend  yield" for the Government  Securities  Portfolio and "average  annual total return" and "cumulative  total return" for all Portfolios.  An explanation of how yields and total returns are  calculated  is set forth below.  The charts below show the  performance  of the Portfolios as of the most recent fiscal year end.  You can obtain  current  performance  information  by calling the Transfer
Agent at 1-800-470-0861.

      The illustrations of performance data in  advertisements  must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any  advertisement  by a  Portfolio  of its  performance  data must  include the average annual total returns for the Portfolio.  Those returns must be shown for the 1- 5 and 10-year  periods (or the life of the class,  if less)  ending as of the  most  recently  ended  calendar  quarter  prior to the  publication  of the advertisement (or its submission for  publication).  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      No  performance  information  is  presented  for any  Portfolio's  Service shares,  which were not offered prior to March 31, 2001.  Because Service shares are subject to an additional  fee, the  performance  is expected to be lower for any given period.

      The  Portfolios  are not sold  directly  to  members of the public but are available only as the underlying  investments for variable  annuities,  variable
life  insurance   policies  and  other  investment   products  through  separate
investment accounts of different insurance companies that may impose charges and fees. A Portfolio's  investment  results,  when shown alone, do not deduct those charges  and fees.  If those fees and charges  were  included,  the  Portfolio's performance results would be less.

      Use of  standardized  performance  calculations  enables  an  investor  to compare a Portfolio's performance to the performance of other funds for the same periods.  However,  a number of  factors  should be  considered  before  using a
Portfolio's  performance  information  as a  basis  for  comparison  with  other investments:

      |_| Yields and total returns  measure the  performance  of a  hypothetical account in the Portfolio over various periods and do not show the performance of each investor's account under their respective  annuity contract,  variable life insurance policy or other product. Your account's performance will vary from the model  performance data also if you bought or sold shares during the period,  or you bought your shares at a different time and price than the shares used in the model.

      |_| An  investment in a Portfolio is not insured by the FDIC or any other government agency.

      |_| The  principal  value of a Portfolio's  shares,  and its yields and/or total returns are not guaranteed and normally will fluctuate on a daily basis.

      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.

      |_|  Yields  and  total  returns  for  any  given  past  period  represent historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

      |X|  Yields.  The  Government  Securities  Portfolio  uses a  variety  of different yields to illustrate its current returns.

        |_| Standardized Yield. The "standardized  yield" (sometimes referred to just as "yield") is shown for a stated 30-day period.  It is not based on actual distributions  paid by the Portfolio in the 30-day period, but is a hypothetical yield based upon the net investment income from the Portfolio's  investments for that period.  It may  therefore  differ from the  "dividend  yield" for the same class of shares, described below.

      Standardized  yield is calculated using the following formula set forth in rules  adopted by the  Securities  and Exchange  Commission,  designed to assure uniformity in the way that all funds calculate their yields:

                    Standardized Yield = 2[(a-b     6
                                            --- + 1) - 1]
                                            cd

      The symbols above represent the following factors:

      a = dividends and interest earned during the 30-day period.
      b = expenses accrued for the period (net of any expense assumptions).
      c = the  average  daily  number of shares  outstanding  during  the 30-day period that were entitled to receive dividends.
      d = the  maximum  offering  price per share on the last day of the period, adjusted for undistributed net investment income.

      The standardized  yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs  at a  constant  rate  for a  six-month  period  and is annualized at the end of the six-month period.

        |_| Dividend  Yield.  The  Government  Securities  Portfolio may quote a
"dividend  yield" for its shares.  Dividend yield is based on the dividends paid during the actual dividend  period.  To calculate  dividend yield, the dividends declared during a stated period are added together, and the sum is multiplied by
12 (to  annualize  the yield) and divided by the maximum  offering  price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

  ------------------------------------------------------------------

             Yields for the 30-Day Period Ended 12/31/00

  ------------------------------------------------------------------
  ------------------------------------------------------------------
          Portfolio          Standardized Yield    Dividend Yield
  ------------------------------------------------------------------
  ------------------------------------------------------------------

  Government Securities            5.15%               7.26%
  Portfolio

  ------------------------------------------------------------------

      |X| Total Return Information. There are different types of "total returns"
to measure a Portfolio's  performance.  Total return is the change in value of a hypothetical  investment in the Portfolio over a given period, assuming that all dividends and capital gains  distributions  are reinvested in additional  shares and that the  investment  is redeemed at the end of the period.  The  cumulative total return  measures the change in value over the entire  period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average  annual  total  returns  do not  show  actual year-by-year  performance.  A Portfolio uses  standardized  calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.

                                  1/n
                              ERV
                              --- - 1 = Average Annual Total Return
                               P

      |_| Average Annual Total Return.  The "average  annual total return" is an average annual  compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a  hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an Ending  Redeemable  Value ("ERV" in the formula) of that investment, according to the following formula:

      |_| Cumulative  Total Return.  The "cumulative  total return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              ----- = Total Return
                                P

---------------------------------------------------------------------

            Total Returns for the Periods Ended 12/31/00

---------------------------------------------------------------------
---------------------------------------------------------------------
                       Cumulative
                       Total
                       Returns
                       (10 years
                       or Life
Portfolio              of Class)     Average Annual Total Returns
---------------------------------------------------------------------
---------------------------------------------------------------------
                                                5-Year     10-Year
                                              (or            (or
                                    1-Year    life-of-clalife-of-class)
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------

Growth Portfolio1       -10.61%     -12.66%      6.48%     13.42%

---------------------------------------------------------------------
---------------------------------------------------------------------

Total Return             -7.66%     -2.51%       6.85%     10.88%
Portfolio2

---------------------------------------------------------------------
---------------------------------------------------------------------

Oppenheimer
International Growth    -12.28%      -9.43%     14.77%     11.68%
Fund/VA3

---------------------------------------------------------------------
---------------------------------------------------------------------

Government Securities     2.40%     12.36%       5.78%      6.85%
Portfolio3

---------------------------------------------------------------------
1.    Inception: 1/21/82.
2.    Inception: 9/30/82.
3.    Inception: 5/13/92.

Other Performance Comparisons.  Each Portfolio compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional Information.  A Portfolio may also compare its performance to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time a Portfolio may publish the ranking of the  performance  of its  shares  by  Lipper,  Inc.  ("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Portfolios, and ranks their  performance for various  periods in categories  based on investment styles. The Lipper performance  rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not
take  sales  charges  or  taxes  into   consideration.   Lipper  also  publishes
"peer-group"  indices of the  performance of all mutual funds in a category that it  monitors  and  averages  of the  performance  of  the  funds  in  particular categories.

      |X|  Morningstar  Ratings and Rankings.  From time to time a Portfolio may publish the star ranking and/or star rating of the  performance of its shares by
Morningstar,  Inc.  ("Morningstar"),   an  independent  mutual  fund  monitoring
service.   Morningstar   rates  and  ranks  mutual  funds  in  broad  investment
categories:  domestic stock funds, international stock funds, taxable bond funds and municipal bond funds.

      Morningstar  proprietary  star ratings  reflect  historical  risk-adjusted total investment return.  Investment return measures a fund's (or class's) one-, three-,  five- and ten-year  average  annual  total  returns  (depending  on the inception of the fund or class) in excess of 90-day U.S.  Treasury  bill returns after  considering the fund's sales charges and expenses.  Risk is measured by a fund's (or class's)  performance below 90-day U.S.  Treasury bill returns.  Risk
and  investment   return  are  combined  to  produce  star  ratings   reflecting
performance  relative to the other funds in the fund's  category.  Five stars is the  "highest"  ranking (top 10% of funds in a  category),  four stars is "above average" (next 22.5%),  three stars is "average" (next 35%), two stars is "below average"  (next 22.5%) and one star is "lowest"  (bottom 10%).  The current star rating is the fund's (or class's) overall rating,  which is the 3-year rating or its  combined  3- and 5-year  rating  (weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year rating  (weighted 40%, 30% and 30%,  respectively), depending on the inception date of the fund (or class).  Rankings are subject to change monthly.

      A Portfolio  may also  compare its total  return  ranking to that of other funds in its Morningstar category, in addition to its star ratings.  Those total return rankings are percentages  from one percent to one hundred percent and are not risk-adjusted.  For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

      |X|   Performance   Rankings  and   Comparisons   by  Other  Entities  and
Publications.  From time to time a Portfolio  may include in its  advertisements and  sales  literature  performance  information  about the  Portfolio  cited in newspapers  and other  periodicals  such as The New York Times,  The Wall Street
Journal,  Barron's,  or  similar  publications.  That  information  may  include performance quotations from other sources, including Lipper and Morningstar. The performance of the  Portfolio's  shares may be compared in  publications  to the performance  of various  market  indices  or other  investments,  and  averages, performance  rankings or other  benchmarks  prepared by  recognized  mutual fund statistical services.

      Investors may also wish to compare the returns on a Portfolio's  shares to
the  return  on  fixed-income   investments  available  from  banks  and  thrift
institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments  such as Treasury  bills.  However,  a
Portfolio's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

      From time to time,  a  portfolio  may  publish  rankings or ratings of the
Manager or Transfer  Agent,  and of the  investor  services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the
Oppenheimer  funds  themselves.  Those  ratings or rankings of  shareholder  and investor services by third parties may include  comparisons of their services to those  provided by other mutual fund families  selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service itself,  using its  research or judgment,  or based upon  surveys of  investors, brokers, shareholders or others.

I N V E S T I N G  I N  T H E  P O R T F O L I O S

How To Buy and Sell Shares

      Insurance  companies  that hold shares of the Portfolios in their separate accounts for the benefit of their customers' variable  annuities,  variable life insurance policies and other investment  products are the record holders and the owners of shares of beneficial  interest in the  Portfolios.  The right of those customers of the insurance companies to give directions to the insurance company for the  purchase  or  redemption  of shares is  determined  under the  contract between  the  customer  and  the  insurance  company.  Those  customers  are not
"shareholders"  of the Portfolios.  The rights of those  insurance  companies as record holders and owners of shares of a Portfolio are different from the rights of their  customers.  The term  "shareholder"  in this  Statement of  Additional
Information refers only to the insurance  companies whose separate accounts hold shares of the Portfolios, and not to contract holders.

      The sale of shares of the  Portfolios is currently  limited to Accounts as explained on the cover page of this Statement of Additional  Information and the
Prospectus.  Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their  respective net asset values as  described  in the  Prospectus.  The Company  reserves the right to limit the types of separate accounts that may invest in any Portfolio.

Determination  of Net Asset  Values Per Share.  The net asset value per share of each  Portfolio is  determined as of the close of business of The New York Stock
Exchange on each day the Exchange is open.  The  calculation is done by dividing the value of a Portfolio's net assets by the number of shares  outstanding.  The
Exchange  normally  closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before or after a holiday).  The Exchange's most recent annual holiday  schedule (which is subject to change)  states that it will close New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may close on other days.

      Dealers  other  than  Exchange  members  may  conduct  trading  in certain securities on days on which the Exchange is closed (including  weekends and U.S.
holidays) or after 4:00 P.M.,  on a regular  business day. The  Portfolios'  net asset  values will not be  calculated  on those days and the values of some of a
Portfolio's  investment  securities may change significantly on those days, when shareholders cannot purchase or redeem shares. Additionally, trading on European and Asian stock  exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

      |X|  Securities  Valuation.   The  Board  of  Directors  has  established
procedures  for  the  valuation  of each  Portfolio's  securities.  In  general those procedures are as follows:

        |_|  Equity  securities  traded  on a U.S.  securities  exchange  or on
Nasdaq are valued as follows:
(1)   if last sale  information is regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)          if last sale information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is within the spread of the  closing  "bid" and  "asked"
             prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
        |_|  Equity  securities  traded  on  a  foreign   securities   exchange
generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing  service  approved by the
             Board of Directors, or
(2)          at the last sale price  obtained by the Manager  from the report of the principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)          at the mean between the "bid" and "asked" prices  obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
        |_| Long-term debt securities  having a remaining  maturity in excess of
60 days are  valued  based on the mean  between  the  "bid" and  "asked"  prices determined by a portfolio  pricing service approved by the Board of Directors or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.
        |_| The  following  securities  are valued at the mean between the "bid"
and "asked"  prices  determined  by a pricing  service  approved by the Board of
Directors  or  obtained  by the  Manager  from two active  market  makers in the security on the basis of reasonable  inquiry:  (1) debt  instruments that have a maturity  of more than 397 days when  issued,  (2) debt  instruments  that had a maturity of 397 days or less when issued and
        have a remaining maturity of more than 60 days, and (3) non-money market debt instruments that had a maturity of 397 days or
        less when  issued and which  have a  remaining  maturity  of 60 days or less.
        |_|  The  following   securities  are  valued  at  cost,  adjusted  for
amortization of premiums and accretion of discounts:
(1)     money market debt securities held by a non-money  market fund that had a maturity  of less  than 397  days  when  issued  that  have a  remaining maturity of 60 days or less, and
(2)     debt  instruments  held by a money  market  fund that  have a  remaining
        maturity  of 397  days or less.  |_|  Securities  (including  restricted
        securities) not having
readily-available  market  quotations are valued at fair value  determined under the Board's  procedures.  If the  Manager is unable to locate two market  makers willing to give  quotes,  a security may be priced at the mean between the "bid"
and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Directors.  The pricing  service may use "matrix"  comparisons  to the prices for  comparable  instruments  on the basis of quality,  yield,  maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued  at the  last  sale  price on the principal  exchange  on which they are traded or on Nasdaq,  as  applicable,  as determined  by a pricing  service  approved by the Board of  Directors or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the  closing
"bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation  date. If the put, call or future is not traded on an  exchange  or on  Nasdaq,  it shall be valued by the mean  between  "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When a Portfolio writes an option, an amount equal to the premium received is included in the Portfolio's  Statement of Assets and Liabilities as an asset.
An  equivalent  credit is  included  in the  liability  section.  The  credit is adjusted ("marked-to-market") to reflect the current market value of the option.
In determining the Portfolio's gain on investments,  if a call or put written by the Portfolio is exercised,  the proceeds are increased by the premium received.
If a call or put written by the Portfolio  expires,  the Portfolio has a gain in the amount of the  premium.  If the  Portfolio  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on  whether  the  premium received  was  more or less  than the cost of the  closing  transaction.  If the
Portfolio  exercises a put it holds,  the amount the  Portfolio  receives on its sale of the  underlying  investment  is reduced by the amount of premium paid by the Portfolio.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Portfolios have no fixed dividend and there can be no assurance as to the payment of any  dividends  or the  realization  of any capital  gains.  The dividends and  distributions  paid by a Portfolio will vary from  time to time  depending  on  market  conditions,  the  composition  of the
Portfolio's investment portfolio, and expenses borne by the Portfolio.

Tax Status of the Portfolios'  Dividends and Distributions.  The Company intends that each  Portfolio  shall  qualify and be treated as a  "regulated  investment company" under  Subchapter M of the Internal Revenue Code for each taxable year.
By so qualifying,  the Portfolios will not be subject to federal income taxes on amounts  paid  by them as  dividends  and  distributions,  as  described  in the respective  Prospectuses.  Each  Portfolio  is treated as a separate  entity for purposes of  determining  federal tax  treatment.  The Company will  endeavor to ensure that each  Portfolio's  assets are invested so that all  requirements  of
Subchapter  M are  satisfied,  but  there  can be no  assurance  that it will be successful in doing so.

      To qualify as a regulated  investment  company  under  Subchapter M of the
Code, a Portfolio  must,  among other  things,  derive at least 90% of its gross income for the taxable  year from  dividends,  interest,  gains from the sale or other disposition of stock, securities or foreign currencies,  fees from certain securities  loans or other income  (including  gains from  options,  futures and forward  contracts)  derived  with  respect to its business of investing in such stock,  securities or currencies (this is referred to as the "90% income test").
The  Portfolio  must also satisfy  certain  annual  distribution  and  quarterly diversification requirements. For purposes of the 90% income test, income that a
Portfolio earns from equity  interests in certain  entities that are not treated as corporations  (e.g., they are treated as partnerships or trusts) for U.S. tax purposes  will  generally  have the same  character  for the Portfolio as in the hands of such entities. Consequently, the Portfolio may be required to limit its equity  investments  in such entities that earn fee income,  rental  income,  or other nonqualifying income.

      As noted in the Prospectuses,  each Portfolio must, and intends to, comply with the diversification  requirements imposed by Section 817(h) of the Code and the regulations under that section. Those requirements, which are in addition to the  diversification  requirements  imposed  on a  Portfolio  by the  Investment
Company Act and  Subchapter  M of the Code,  place  certain  limitations  on the assets of each separate account. Additionally,  because Section 817(h) and those regulations  treat the assets of a Portfolio  as assets of the related  separate account,  there are  restrictions  on the amount of its assets a  Portfolio  may invest in securities of a single issuer.  Specifically,  the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days after a calendar  quarter,  no more than
55% of the total assets of a Portfolio may be represented by any one investment, no  more  than  70% by any  two  investments,  no  more  than  80% by any  three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment,  and each U.S.
Government agency and instrumentality is considered a separate issuer.

      Section 817(h) provides, as a safe harbor, that a separate account will be treated as being  adequately  diversified  if the  diversification  requirements under  Subchapter  M are  satisfied  and no more  than  55% of the  value of the account's  total assets are cash and cash items  (including  receivables),  U.S.
Government  securities and securities of other regulated  investment  companies.
Failure by a Portfolio  to both  qualify as a regulated  investment  company and satisfy the Section 817(h)  requirements  would generally result in treatment of the variable contract holders other than as described in the applicable variable contract  prospectus,  including  inclusion in ordinary income of income accrued under the  contracts  for the  current  and all prior  taxable  years.  Any such failure may also result in adverse tax  consequences  for the  Portfolio and the insurance company issuing the contracts.

      Foreign  exchange  gains and losses  realized by a Portfolio in connection
with  certain   transactions   involving   foreign  currency   denominated  debt
securities,  certain options and futures contracts relating to foreign currency,
forward  foreign  currency  contracts,   foreign  currencies,   or  payables  or
receivables  denominated in a foreign currency are subject to Section 988 of the
Code,  which  generally  causes  such gains and losses to be treated as ordinary
income  and  losses  and  may  affect  the  amount,   timing  and  character  of
distributions to shareholders.  If the net foreign exchange loss for a year were to exceed the Portfolio's  investment  company taxable income (computed  without regard to such loss) the resulting overall ordinary loss for such year would not be deductible by the Portfolio or its shareholders in future years.

      Limitations imposed by the Code on regulated investment companies like the
Portfolios may restrict the Portfolios'  ability to enter into futures,  options and currency forward transactions.

      The Portfolios  may be subject to  withholding  and other taxes imposed by foreign countries with respect to their investments in foreign  securities.  Tax conventions  between certain countries and the U.S. may reduce or eliminate such taxes.

      The  federal  income tax rules  applicable  to mortgage  dollar  rolls and interest rate swaps,  caps,  floors and collars are unclear in certain respects, and the  Portfolios may be required to account for these  instruments  under tax
rules  in  a  manner  that,  under  certain   circumstances,   may  limit  their
transactions in these instruments.

      If a  Portfolio  acquires  stock in  certain  non-U.S.  corporations  that receive at least 75% of their annual gross income from passive  sources (such as interest,  dividends,  rents, royalties or capital gain) or hold at least 50% of their assets in  investments  producing such passive  income  ("passive  foreign investment companies"), the Portfolio could be subject to Federal income tax and additional  interest  charges  on  "excess  distributions"  received  from  such companies or gain from the sale of stock in such  companies,  even if all income or  gain  actually  received  by the  Portfolio  is  timely  distributed  to its
shareholders.   The  Portfolio  would  not  be  able  to  pass  through  to  its shareholders any credit or deduction for such a tax.  Certain  elections may, if available,  ameliorate  these  adverse tax  consequences,  but any such election would  require the  Portfolio  to recognize  taxable  income or gain without the concurrent  receipt of cash.  Each  Portfolio  may limit and/or manage its stock holdings in passive foreign  investment  companies to minimize its tax liability or maximize its return from these investments.

Additional Information About the Portfolios

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

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Investors under variable  annuity  contacts,  variable life insurance  policies and other  investment  products  offered by the insurance  companies that offer shares of the  Portfolios  as  investments  for those  products  should  direct questions  about their  accounts  to the  servicing  agent for their  insurance company,  because  OppenheimerFunds  Services  does not maintain the records for those annuities, policies or other products.
-------------------------------------------------------------------------------

The  Custodian  Bank.  The  Bank  of New  York  is the  custodian  bank  for the
Portfolios' assets. The custodian bank's  responsibilities  include safeguarding and controlling the Portfolios' portfolio  securities,  collecting income on the portfolio  securities  and handling the delivery of such  securities to and from the Portfolios.

      It will be the practice of the  Portfolios to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its  affiliates.  The  Portfolios'  cash  balances with the custodian  bank in excess of  $100,000  are not  protected  by  Federal  deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors.  The independent auditors of the Portfolios are Deloitte &
Touche LLP. They audit the  Portfolios'  financial  statements and perform other related  audit  services.  They also act as  auditors  for  certain  other funds advised by the Manager and its affiliates.
Statement of Investments December 31, 2000

		Market Value
	Shares	See Note 1

Common Stocks–96.2%

Basic Materials—1.2%

Chemicals—0.5% Air Products & Chemicals, Inc.	2,400	$ 98,400

Dow Chemical Co.	5,500	201,437

Du Pont (E.I.) de Nemours & Co.	25,500	1,231,969 1,531,806

Metals—0.5% Alcan Aluminium Ltd.	2,900	99,14 4

Alcoa, Inc.	36,100	1,209,350

Inco Ltd.(1)	12,100	202,796 1,511,290

Paper—0.2% Weyerhaeuser Co.	15,200	771,400

Capital Goods—8.7%

Aerospace/Defense—1.0% Boeing Co.	44,000	2,904,000

General Dynamics Corp.	4,000	312,000

Lockheed Martin Corp.	5,000	169,750 3,385,750

Electrical Equipment—4.5% AVX Corp.	22,700	371,712

Emerson Electric Co.	13,300	1,048,206

General Electric Co.	244,200	11,706,337

Integrated Device Technology, Inc.(1)	10,900	361,062

Kemet Corp.(1)	3,600	54,450

Molex, Inc., Cl. A	13,100	333,231

Powerwave Technologies, Inc.(1)	3,200	187,200

Rockwell International Corp.	6,600	314,325

SPX Corp.(1)	3,900	421,931

Symbol Technologies, Inc.	2,050	73,800

Vishay Intertechnology, Inc.(1)	13,400	202,675 15,074,929

Industrial Services—0.1% Miller (Herman), Inc.	7,500	215,625

Quanta Services, Inc.(1)	900	28,969

Robert Half International, Inc.(1)	4,600	121,900 366,494
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Manufacturing—3.1% Avery-Dennison Corp.	12,500	$ 685,937

Ball Corp.	800	36,850

Cooper Industries, Inc.	9,600	441,000

Corning, Inc.	10,900	575,656

Deere & Co.	4,100	187,831

Dover Corp.	28,400	1,151,975

Honeywell International, Inc.	14,900	704,956

Illinois Tool Works, Inc.	6,000	357,375

Jabil Circuit, Inc.(1)	4,900	124,337

Microchip Technology, Inc.(1)	3,400	74,587

Millipore Corp.	1,000	63,000

Minnesota Mining & Manufacturing Co.	10,600	1,277,300

Parker-Hannifin Corp.	2,600	114,725

Plexus Corp.(1)	3,100	94,211

Sanmina Corp.(1)	3,000	229,875

Solectron Corp.(1)	3,800	128,820

Tektronix, Inc.	11,000	370,562

Tyco International Ltd.	61,400	3,407,700

United Technologies Corp.	5,800	456,025 10,482,722

Communication Services—4.3%

Telecommunications: Long Distance—2.6% AT&T Corp.	131,900	2,283,519

Broadcom Corp., Cl. A(1)	4,800	403,200

BroadWing, Inc.	5,100	116,344

Brocade Communications Systems, Inc.(1)	7,000	642,687

Comverse Technology, Inc.(1)	2,100	228,112

Efficient Networks, Inc.(1)	1,500	21,375

Exodus Communications, Inc.(1)	6,300	126,000

Qwest Communications International, Inc.(1)	45,900	1,881,900

Sprint Corp. (Fon Group)	15,700	318,906

Telephone & Data Systems, Inc.	300	27,000

Time Warner Telecom, Inc., Cl. A(1)	1,000	63,437

Tollgrade Communications, Inc.(1)	1,600	58,400

Verizon Communications	38,200	1,914,775

WorldCom, Inc.(1)	38,500	541,406 8,627,061

Telephone Utilities—1.5% BellSouth Corp.	61,700	2,525,844

SBC Communications, Inc.	53,400	2,549,850 5,075,694
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Telecommunications: Wireless—0.2% Amdocs Ltd.(1)	7,700	$ 510,125

AT&T Wireless Group	12,600	218,137 728,262

Consumer Cyclicals—6.9%

Autos & Housing—0.6% Delphi Automotive Systems Corp.	13,500	151,875

Ford Motor Co.	53,111	1,244,789

General Motors Corp.	9,200	468,625

Vulcan Materials Co.	1,200	57,450 1,922,739

Consumer Services—0.2% Dun & Bradstreet Corp.(1)	2,000	51,750

Moody’s Corp.	4,000	102,750

Omnicom Group, Inc.	3,300	273,487

TMP Worldwide, Inc.(1)	1,000	55,000

Vivendi Universal SA, Sponsored ADR(1)	2,240	146,300 629,287

Leisure & Entertainment—0.8% Marriott International, Inc., Cl. A	2,000	84,500

MGM Mirage, Inc.	61,000	1,719,437

Park Place Entertainment Corp.(1)	50,000	596,875

Starwood Hotels & Resorts Worldwide, Inc.	5,200	183,300 2,584,112

Media—1.5% Deluxe Corp.	1,400	35,378

Dow Jones & Co., Inc.	5,900	334,087

Gannett Co., Inc.	15,500	977,469

Harte-Hanks, Inc.	8,600	203,712

Interpublic Group of Cos., Inc.	7,900	336,244

Knight-Ridder, Inc.	11,400	648,375

McGraw-Hill, Inc.	5,100	298,987

New York Times Co., Cl. A	14,300	572,894

R.H. Donnelley Corp.(1)	4,300	104,544

Readers Digest Assn., Inc. (The), Cl. A	27,000	1,056,375

USA Networks, Inc.(1)	28,800	559,800 5,127,865

Retail: General—2.1% Kohl’s Corp.(1)	4,100	250,100

May Department Stores Co.	10,300	337,325

Sears Roebuck & Co.	16,900	587,275

Wal-Mart Stores, Inc.	107,700	5,721,562 6,896,262
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Retail: Specialty—1.3% BJ’s Wholesale Club, Inc.(1)	4,000	$ 153,500

CDW Computer Centers, Inc.(1)	1,700	47,387

Home Depot, Inc.	45,700	2,087,919

Intimate Brands, Inc., Cl. A	2,100	31,500

Limited, Inc. (The)	54,000	921,375

Payless ShoeSource, Inc.(1)	280	19,810

RadioShack Corp.	1,700	72,781

Ross Stores, Inc.	9,900	167,062

Tiffany & Co.	9,400	297,275

Zale Corp.(1)	15,000	435,937 4,234,546

Textile/Apparel & Home Furnishings—0.4% Jones Apparel Group, Inc.(1)	30,600	984,937

Liz Claiborne, Inc.	6,900	287,212 1,272,149

Consumer Staples—6.8%

Beverages—1.7% Anheuser-Busch Cos., Inc.	41,200	1,874,600

Coca-Cola Co. (The)	30,900	1,882,969

PepsiCo, Inc.	36,800	1,823,900 5,581,469

Broadcasting—0.5% AT&T Corp./Liberty Media Corp., Cl. A(1)	72,900	988,706

Comcast Corp., Cl. A Special(1)	6,300	263,025

Gemstar-TV Guide International, Inc.(1)	6,400	295,200 1,546,931

Entertainment—1.2% Brinker International, Inc.(1)	6,200	261,950

Darden Restaurants, Inc.	12,400	283,650

Disney (Walt) Co.	53,400	1,545,262

Viacom, Inc., Cl. B(1)	43,125	2,016,094 4,106,956

Food—0.9% ConAgra Foods, Inc.	19,700	512,200

Heinz (H.J.) Co.	9,400	445,912

Keebler Foods Co.	28,200	1,168,537

Sysco Corp.	28,800	864,000 2,990,649

Food & Drug Retailers—0.6% Kroger Co.(1)	16,100	435,706

Safeway, Inc.(1)	10,100	631,250

Walgreen Co.	21,500	898,969 1,965,925
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Household Goods—0.6% Avon Products, Inc.	7,000	$ 335,125

Clorox Co. (The)	3,000	106,500

Colgate-Palmolive Co.	8,600	555,130

Kimberly-Clark Corp.	16,400	1,159,316 2,156,071

Tobacco—1.3% Philip Morris Cos., Inc.	60,000	2,640,000

R.J. Reynolds Tobacco Holdings, Inc.	35,100	1,711,125 4,351,125

Energy—19.1%

Energy Services—4.7% Baker Hughes, Inc.	7,200	299,250

BJ Services Co.(1)	4,000	275,500

Coastal Corp.	5,700	503,381

ENSCO International, Inc.	129,000	4,394,062

Exelon Corp.	25,875	1,816,684

Global Marine, Inc.(1)	81,000	2,298,375

Halliburton Co.	6,200	224,750

Nabors Industries, Inc.(1)	20,000	1,183,000

Noble Drilling Corp.(1)	37,000	1,607,187

R&B Falcon Corp.(1)	12,300	282,131

Santa Fe International Corp.	30,000	961,875

Schlumberger Ltd.	19,000	1,518,812

Smith International, Inc.(1)	5,300	395,181 15,760,188

Oil: Domestic—9.5% Amerada Hess Corp.	11,000	803,687

Apache Corp.	67,100	4,701,194

Cabot Oil & Gas Corp., Cl. A	10,000	311,875

Chevron Corp.	34,700	2,929,981

Chieftain International, Inc.(1)	4,000	110,500

Conoco, Inc., Cl. A	11,800	337,775

Devon Energy Corp.	30,000	1,829,100

EOG Resources, Inc.	44,900	2,455,469

Exxon Mobil Corp.	99,588	8,657,932

Frontier Oil Corp.(1)	50,000	343,750

Kerr-McGee Corp.	20,000	1,338,750

Murphy Oil Corp.	37,600	2,272,450

Newfield Exploration Co.(1)	17,000	806,437

Occidental Petroleum Corp.	19,300	468,025

Phillips Petroleum Co.	14,600	830,375

Stone Energy Corp.(1)	11,000	710,050

Texaco, Inc.	32,200	2,000,425

Tosco Corp.	15,000	509,062

Valero Energy Corp.	4,300	159,906 31,576,743
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Oil: International—4.9% Anderson Exploration Ltd.(1)	104,700	$ 2,373,525

Berkley Petroleum Corp.(1)	120,000	902,796

Canadian 88 Energy Corp.	177,300	474,531

Canadian Hunter Exploration Ltd.	83,500	2,284,854

Canadian Natural Resources Ltd.(1)	50,000	1,381,491

Encal Energy Ltd.(1)	70,000	496,338

Husky Energy, Inc.(1)	29,450	292,147

Paramount Resources Ltd.	60,000	683,089

Rio Alto Exploration Ltd.(1)	40,000	868,176

Royal Dutch Petroleum Co., NY Shares	61,600	3,730,650

Talisman Energy, Inc.(1)	70,000	2,593,542

Varco International, Inc.(1)	7,900	171,825 16,252,964

Financial—13.7%

Banks—3.5% Bank of America Corp.	43,900	2,013,912

Bank of New York Co., Inc. (The)	6,300	347,681

BB&T Corp.	6,300	235,069

Chase Manhattan Corp.	29,900	1,358,581

Comerica, Inc.	700	41,562

First Union Corp.	15,700	436,656

Firstar Corp.	21,700	504,525

FleetBoston Financial Corp.	36,300	1,363,519

KeyCorp	2,300	64,400

Mellon Financial Corp.	12,000	590,250

National City Corp.	2,300	66,125

Northern Trust Corp.	2,700	220,219

PNC Financial Services Group	500	36,531

Silicon Valley Bancshares(1)	700	24,194

State Street Corp.	5,000	621,050

SunTrust Banks, Inc.	7,300	459,900

U.S. Bancorp	8,100	236,419

Wachovia Corp.	2,300	133,687

Wells Fargo Co.	49,100	2,734,256 11,488,536

Diversified Financial—6.5% American Express Co.	2,500	137,344

Bear Stearns Cos., Inc.	3,000	152,062

Capital One Financial Corp.	4,600	302,737

Citigroup, Inc.	162,933	8,319,766

Convergys Corp.(1)	5,400	244,687

Franklin Resources, Inc.	2,000	76,200

Goldman Sachs Group, Inc. (The)	19,000	2,031,812
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Diversified Financial (continued) Household International, Inc.	11,100	$ 610,500

John Hancock Financial Services, Inc.	3,500	131,687

MBNA Corp.	22,800	842,175

Merrill Lynch & Co., Inc.	33,700	2,297,919

MGIC Investment Corp.	13,000	876,687

Morgan Stanley Dean Witter & Co.	40,000	3,170,000

PMI Group, Inc. (The)	15,700	1,062,694

Providian Financial Corp.	6,100	350,750

Schwab (Charles) Corp.	27,500	780,313

Stilwell Financial, Inc.	4,900	193,244

USA Education, Inc.	1,500	102,000 21,682,577

Insurance—3.3% AFLAC, Inc.	6,900	498,094

Allmerica Financial Corp.	5,000	362,500

Allstate Corp.	16,200	705,713

American International Group, Inc.	47,362	4,668,117

Axa, Sponsored ADR	12,655	908,787

Chubb Corp.	6,100	527,650

Cigna Corp.	8,900	1,177,470

Hartford Financial Services Group, Inc.	7,400	522,625

Jefferson-Pilot Corp.	6,000	448,500

Lincoln National Corp.	5,700	269,681

MetLife, Inc.	16,900	591,500

Radian Group, Inc.	1,100	82,569

St. Paul Cos., Inc.	6,900	374,756 11,137,962

Savings & Loans—0.4% Golden State Bancorp, Inc.	5,700	179,194

Golden West Financial Corp.	4,700	317,250

Washington Mutual, Inc.	17,500	928,594 1,425,038

Healthcare—9.6%

Healthcare/Drugs—8.4% Alpharma, Inc., Cl. A	1,600	70,200

American Home Products Corp.	16,000	1,016,800

Amgen, Inc.(1)	28,100	1,796,644

Andrx Group(1)	16,000	926,000

Bristol-Myers Squibb Co.	7,900	584,106

Chiron Corp.(1)	11,400	507,300

COR Therapeutics, Inc.(1)	1,000	35,188

Forest Laboratories, Inc.(1)	3,400	451,775

Genentech, Inc.(1)	17,400	1,418,100

HCA-Healthcare Co. (The)	23,800	1,047,438
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Healthcare/Drugs (continued) Immunex Corp.(1)	16,000	$ 650,000

Incyte Pharmaceuticals, Inc.(1)	1,700	42,288

IVAX Corp.(1)	16,900	647,270

Johnson & Johnson	22,600	2,374,413

Lilly (Eli) & Co.	16,700	1,554,144

Medimmune, Inc.(1)	2,600	123,988

Merck & Co., Inc.	55,200	5,168,100

Millennium Pharmaceuticals, Inc.(1)	2,900	179,438

Pfizer, Inc.	154,025	7,085,150

Pharmacia Corp.	23,900	1,457,900

Schering-Plough Corp.	11,800	669,650

Sepracor, Inc.(1)	1,800	144,225 27,950,117

Healthcare/Supplies & Services—1.2% Applera Corp./Applied Biosystems Group	5,600	526,750

Baxter International, Inc.	1,200	105,975

Cardinal Health, Inc.	6,200	617,675

Guidant Corp.(1)	1,300	70,119

Medtronic, Inc.	22,000	1,328,250

Oxford Health Plans, Inc.(1)	6,200	244,900

Quest Diagnostics, Inc.(1)	400	56,800

Techne Corp.(1)	2,200	79,338

Tenet Healthcare Corp.	4,700	208,856

Trigon Healthcare, Inc.(1)	9,000	700,313

Universal Health Services, Inc., Cl. B(1)	1,100	122,925 4,061,901

Technology—23.1%

Computer Hardware—5.8% 3Com Corp.(1)	36,400	309,400

Agilent Technologies, Inc.(1)	12,300	673,425

Cabletron Systems, Inc.(1)	10,400	156,650

Compaq Computer Corp.	51,500	775,075

Dell Computer Corp.(1)	85,300	1,487,419

Digital Lightwave, Inc.(1)	1,800	57,038

EMC Corp.(1)	48,200	3,205,300

Gateway, Inc.(1)	11,400	205,086

Hewlett-Packard Co.	84,000	2,651,250

International Business Machines Corp.	52,600	4,471,000

Juniper Networks, Inc.(1)	11,200	1,411,900

Network Appliance, Inc.(1)	4,700	301,681

Redback Networks, Inc.(1)	5,700	233,700

Sun Microsystems, Inc.(1)	124,400	3,467,650 19,406,574
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Computer Services—0.9% Automatic Data Processing, Inc.	18,900	$ 1,196,606

CheckFree Corp.(1)	700	29,750

DST Systems, Inc.(1)	1,400	93,800

First Data Corp.	19,500	1,027,406

Palm, Inc.(1)	9,500	268,969

Paychex, Inc.	9,600	466,800 3,083,331

Computer Software—6.2% Adobe Systems, Inc.(1)	17,600	1,024,100

America Online, Inc.(1)	12,200	424,560

Ariba, Inc.(1)	5,700	305,663

BEA Systems, Inc.(1)	4,000	269,250

BroadVision, Inc.(1)	13,600	160,650

Cadence Design Systems, Inc.(1)	13,200	363,000

Computer Associates International, Inc.	11,600	226,200

Computer Sciences Corp.	4,700	282,588

E.piphany, Inc.(1)	2,400	129,450

i2 Technologies, Inc.(1)	13,000	706,875

InfoSpace, Inc.(1)	3,700	32,722

Internet Security Systems, Inc.(1)	2,200	172,563

Interwoven, Inc.(1)	1,000	65,938

Macromedia, Inc.(1)	4,600	279,450

Mercury Interactive Corp.(1)	1,000	90,250

Micromuse, Inc.(1)	2,000	120,719

Microsoft Corp.(1)	105,500	4,576,063

Network Associates, Inc.(1)	2,000	8,375

Nuance Communications, Inc.(1)	500	21,563

Oracle Corp.(1)	218,000	6,335,625

Peoplesoft, Inc.(1)	3,300	122,719

Portal Software, Inc.(1)	6,600	51,769

Rational Software Corp.(1)	8,200	319,288

Siebel Systems, Inc.	16,300	1,102,288

Symantec Corp.(1)	9,700	323,738

TIBCO Software, Inc.(1)	8,000	383,500

VeriSign, Inc.	9,000	667,688

Veritas Software Corp.(1)	21,700	1,898,750

Vitria Technology, Inc.(1)	2,800	21,700

Wind River Systems, Inc.(1)	900	30,713

Yahoo!, Inc.(1)	4,000	120,250 20,638,007
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Communications Equipment—4.0% ADC Telecommunications, Inc.(1)	31,000	$ 561,875

Advanced Fibre Communications, Inc.(1)	5,500	99,344

CIENA Corp.(1)	10,100	820,625

Cisco Systems, Inc.(1)	188,600	7,213,950

Extreme Networks, Inc.(1)	2,400	93,900

Lucent Technologies, Inc.	99,200	1,339,200

New Focus, Inc.(1)	1,700	59,075

Newport Corp.	4,800	377,325

Nortel Networks Corp.	55,800	1,789,088

Scientific-Atlanta, Inc.	8,400	273,525

Tellabs, Inc.(1)	9,300	525,450 13,153,357

Electronics—6.0% Altera Corp.(1)	20,800	547,300

Analog Devices, Inc.(1)	14,600	747,338

Applied Materials, Inc.(1)	45,200	1,726,075

Atmel Corp.(1)	62,700	728,888

Avnet, Inc.	2,000	43,000

Intel Corp.	193,000	5,802,063

International Rectifier Corp.(1)	9,100	273,000

JDS Uniphase Corp.(1)	15,700	654,494

Lam Research Corp.(1)	6,100	88,450

Lattice Semiconductor Corp.(1)	24,000	441,000

Linear Technology Corp.	17,200	795,500

LSI Logic Corp.(1)	16,900	288,821

Maxim Integrated Products, Inc.(1)	13,800	659,813

Micrel, Inc.(1)	3,900	131,381

Micron Technology, Inc.(1)	21,000	745,500

Motorola, Inc.	35,300	714,825

NVIDIA Corp.(1)	4,600	150,722

PMC-Sierra, Inc.(1)	5,700	448,163

Power-One, Inc.(1)	5,300	208,356

QLogic Corp.(1)	2,200	169,400

SDL, Inc.(1)	6,600	978,038

Semtech Corp.(1)	2,600	57,363

Texas Instruments, Inc.	31,800	1,506,525

Thermo Electron Corp.(1)	1,500	44,625

TriQuint Semiconductor, Inc.(1)	8,900	388,819

Virata Corp.(1)	4,100	44,588

Vitesse Semiconductor Corp.(1)	3,000	165,938

Xilinx, Inc.(1)	29,000	1,337,625 19,887,610
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Photography—0.2% Eastman Kodak Co.	14,600	$ 574,875

Transportation—0.4%

Air Transportation—0.1% AMR Corp.(1)	4,200	164,588

Southwest Airlines Co.	9,000	301,770 466,358

Railroads & Truckers—0.3% Union Pacific Corp.	12,800	649,600

XTRA Corp.(1)	7,100	340,800 990,400

Utilities—2.4%

Electric Utilities—1.6% AES Corp. (The)(1)	8,100	448,538

Calpine Corp.(1)	11,000	495,688

Conectiv, Inc.	110,900	2,224,931

FPL Group, Inc.	1,400	100,450

PG&E Corp.	15,500	310,000

PPL Corp.	12,100	546,769

Public Service Enterprise Group, Inc.	13,500	656,438

Reliant Energy, Inc.	6,200	268,538

Southern Co.	7,500	249,375

Xcel Energy, Inc.	3,700	107,531 5,408,258

Gas Utilities—0.8% Dynegy, Inc.	8,300	465,31 9

Enron Corp.	17,300	1,438,063

NICOR, Inc.	1,800	77,738

Sempra Energy	7,700	179,025

Williams Cos., Inc. (The)	12,500	499,218 2,659,363

Total Common Stocks (Cost $334,915,690)		320,525,653
	Principal Amount

Repurchase Agreements–3.4%

Repurchase agreement with Zion First National Bank, 5.90%, dated 12/29/00, to be repurchased at $11,447,500 on 1/2/01, collateralized by U.S. Treasury Nts., 6.50%–7%, 8/31/01–2/15/10, with a value of $11,683,112 (Cost $11,440,000)	$11,440,000	11,440,000

Total Investments, at Value (Cost $346,355,690)	99.6%	331,965,653

Other Assets Net of Liabilities	0.4	1,244,957
Net Assets	100.0%	$333,210,610
1. Non-income-producing security.
See accompanying Notes to Financial Statements.
Statement of Assets and Liabilities December 31, 2000

Assets
Investments, at value (cost $346,355,690)-see accompanying statement	$331,965,653

Cash	359

Receivables and other assets:
Investments sold	4,809,756
Interest and dividends	269,396
Shares of capital stock sold	53,072
Other	4,929
Total assets	337,103,165

Liabilities
Payables and other liabilities:
Investments purchased	3,639,785
Shares of capital stock redeemed	208,754
Directors’ compensation	181
Transfer and shareholder servicing agent fees	5
Other	43,830
Total liabilities	3,892,555

Net Assets	$333,210,610

Composition of Net Assets
Par value of shares of capital stock	$ 170,115

Additional paid-in capital	377,635,188

Undistributed net investment income	3,528,418

Accumulated net realized loss on investments and foreign currency transactions	(33,733,074)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(14,390,037)
Net assets-applicable to 170,114,938 shares of capital stock outstanding	$333,210,610

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$1.96
See accompanying Notes to Financial Statements.
Statement of Operations For the Year Ended December 31, 2000

Investment Income
Dividends (net of foreign withholding taxes of $23,297)	$ 5,159,843

Interest	1,129,626
Total income	6,289,469

Expenses
Management fees	2,645,079

Custodian fees and expenses	15,620

Accounting service fees	15,000

Directors’ compensation	3,985

Transfer and shareholder servicing agent fees	1,919

Other	24,525
Total expenses	2,706,128
Less expenses paid indirectly	(5,916)
Net expenses	2,700,212

Net Investment Income	3,589,257

Realized and Unrealized Loss
Net realized loss on:
Investments	(27,018,943)
Foreign currency transactions	(38,815)
Net realized loss	(27,057,758)

Net change in unrealized depreciation on:
Investments	(38,616,437)
Translation of assets and liabilities denominated in foreign currencies	(222,916)
Net change	(38,839,353)
Net realized and unrealized loss	(65,897,111)

Net Decrease in Net Assets Resulting from Operations	$(62,307,854)
See accompanying Notes to Financial Statements.
Statement of Changes in Net Assets

	Year Ended December 31,
	2000	1999

Operations Net investment income	$ 3,589,257	$ 10,354,584

Net realized gain (loss)	(27,057,758)	117,643,744

Net change in unrealized appreciation (depreciation)	(38,839,353)	(159,810,957)
Net decrease in net assets resulting from operations	(62,307,854)	(31,812,629)

Dividends and/or Distributions to Shareholders
Dividends from net investment income	(10,380,186)	(10,168,122)

Distributions from net realized gain	(124,242,402)	(33,413,443)

Capital Stock Transactions Net decrease in net assets resulting from capital stock transactions	(137,997,773)	(175,338,440)

Net Assets Total decrease	(334,928,215)	(250,732,634)

Beginning of period	668,138,825	918,871,459
End of period (including undistributed net investment income of $3,528,418 and $10,353,236, respectively)	$ 333,210,610	$ 668,138,825
See accompanying Notes to Financial Statements.
Financial Highlights

	Year Ended December 31,
	2000	1999	1998	1997	1996[1]

Per Share Operating Data
Net asset value, beginning of period	$2.99	$3.27 ;	$3.45	$2.98	$2.53 ;

Income (loss) from investment operations:
Net investment income	.03	.05	.04	.04	.04
Net realized and unrealized gain (loss)	(.35)	(.17)	.26	.69	.43

Total income (loss) from investment operations	(.32)	(.12)	.30	.73	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.04)	(.04)	(.03)	(.01)
Distributions from net realized gain	(.66)	(.12)	(.44)	(.23)	(.01)

Total dividends and/or distributions to shareholders	(.71)	(.16)	(.48)	(.26)	(.02)

Net asset value, end of period	$1.96	$2.99	$3.27	$3.45	$2.98

Total Return, at Net Asset Value(2)	(12.66)%	(3.76)%	8.43%	26.37%	18.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$333,211	$668,139	$918,871	$831,371	$586,222

Average net assets (in thousands)	$460,272	$808,715	$877,874	$721,555	$494,281

Ratios to average net assets:(3)
Net investment income	0.78%	1.28%	1.16%	1.38%	1.63%
Expenses	0.59%	0.53%	0.53%(4)	0.54%(4)	0.58%(4)

Portfolio turnover rate	118%	132%	98%	92%	83%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
Notes to Financial Statements

1. Significant Accounting Policies
Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio’s investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and bette r-than-anticipated earnings. The Portfolio’s investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio’s Statement of Operations.
Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
As of December 31, 2000, the Portfolio had available for federal income tax purposes an unused capital loss carryover as follows:
Expiring 2008 $32,898,936
Notes to Financial Statements(Continued)

1. Significant Accounting Policies (continued)
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $25,299, a decrease in undistributed net investment income of $33,889, and a decrease in accumulated net realized loss on investments of $59,188. Net assets of the Portfolio were unaffected by the reclassifications.
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock The Portfolio has authorized 950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2000		Year Ended December 31, 1999
	Shares	Amount	Shares	Amount

Sold	10,225,962	$ 23,395,805	16,664,490	$ 52,051,244
Dividends and/or distributions reinvested	62,907,751	134,622,588	14,289,038	43,581,565
Redeemed	(126,534,028)	(296,016,166)	(88,197,706)	(270,971,249)
Net decrease	(53,400,315)	$(137,997,773)	(57,244,178)	$(175,338,440)
Notes to Financial Statements(Continued)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $520,474,165 and $759,744,696, respectively.
As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $347,188,641 was:
Gross unrealized appreciation $ 36,678,727 Gross unrealized depreciation (51,901,715) Net unrealized depreciation $(15,222,988)
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Portfolio’s management fee for the year ended December 31, 2000, was an annualized rate of 0.57%, before any waiver by the Manager if applicable.
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost. Effective January 1, 2001, the Portfolio ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.
Financial Statements
Statement of Investments December 31, 2000

		Market Value
	Shares	See Note 1

Common Stocks—64.6%

Basic Materials—1.4%

Chemicals—0.6% Eastman Chemical Co.	40,700	$ 1,984,125

Goodrich (B.F.) Co.	42,100	1,531,387 3,515,512

Metals—0.6% Alcan Aluminium Ltd.	75,200	2,570,900

Phelps Dodge Corp.	24,200	1,350,662 3,921,562

Paper—0.2% Louisiana—Pacific Corp.	32,900	333,112

Westvaco Corp.	30,800	898,975 1,232,087

Capital Goods—6.3%

Aerospace/Defense—0.2% TRW, Inc.	27,500	1,065,625

Electrical Equipment—2.8% General Electric Co.	358,600	17,190,387

Manufacturing—3.3% Deere & Co.	47,200	2,162,350

Dover Corp.	17,900	726,069

Minnesota Mining & Manufacturing Co.	1,900	228,950

Sanmina Corp.(1)	32,700	2,505,637

Tektronix, Inc.	46,600	1,569,837

Tyco International Ltd.	128,900	7,153,950

United Technologies Corp.	69,100	5,432,987 19,779,780

Communication Services—3.0%

Telecommunications: Long Distance—2.3% AT&T Corp.	229,700	3,976,681

Qwest Communications International, Inc.(1)	141,800	5,813,800

Sprint Corp. (Fon Group)	24,500	497,656

Verizon Communications	43,900	2,200,487

WorldCom, Inc.(1)	90,500	1,272,656 13,761,280

Telephone Utilities–0.5% SBC Communications, Inc.	58,200	2,779,050

Telecommunications: Wireless—0.2% Nextel Communications, Inc., Cl. A(1)	54,700	1,353,825
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Consumer Cyclicals–5.9%

Autos & Housing—1.5% Black & Decker Corp.	28,400	$ 1,114,700

Ford Motor Co.	166,496	3,902,250

Johnson Controls, Inc.	37,800	1,965,600

Visteon Corp.	14,022	161,253

Vulcan Materials Co.	41,400	1,982,025 9,125,828

Leisure & Entertainment—0.8% Harley—Davidson, Inc.	38,700	1,538,325

Hilton Hotels Corp.	57,200	600,600

Marriott International, Inc., Cl. A	63,900	2,699,775 4,838,700

Media—0.8% Donnelley (R.R.) & Sons Co.	34,300	926,100

Harcourt General, Inc.	30,800	1,761,760

Knight—Ridder, Inc.	40,600	2,309,125 4,996,985

Retail: General—1.3% Kohl’s Corp.(1)	71,800	4,379,800

Wal—Mart Stores, Inc.	68,100	3,617,813 7,997,613

Retail: Specialty—1.1% Bed Bath & Beyond, Inc.(1)	104,600	2,340,425

Lowe’s Cos., Inc.	63,900	2,843,550

Tiffany & Co.	51,600	1,631,850 6,815,825

Textile/Apparel & Home Furnishings—0.4% Liz Claiborne, Inc.	17,700	736,763

VF Corp.	52,300	1,895,352 2,632,115

Consumer Staples—6.3%

Beverages—2.2% Adolph Coors Co., Cl. B	17,000	1,365,313

Anheuser—Busch Cos., Inc.	116,400	5,296,200 ;

Coca—Cola Co. (The)	17,600	1,072,500

PepsiCo, Inc.	110,500	5,476,656 13,210,669

Broadcasting—0.5% Clear Channel Communications, Inc.(1)	59,200	2,867,500
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Entertainment—1.0% Disney (Walt) Co.	217,900	$ 6,305,481

Food—1.4% Heinz (H.J.) Co.	91,900	4,359,506

Sysco Corp.	141,400	4,242,000 8,601,506

Food & Drug Retailers—0.1% SUPERVALU, Inc.	46,800	649,350

Walgreen Co.	900	37,631 686,981

Household Goods—1.1% Avon Products, Inc.	52,900	2,532,588

Colgate-Palmolive Co.	37,100	2,394,805

Newell Rubbermaid, Inc.	88,300	2,008,825 6,936,218

Energy—4.2%

Oil: Domestic—3.1% Amerada Hess Corp.	15,800	1,154,388

Apache Corp.	45,100	3,159,819

Burlington Resources, Inc.	47,900	2,418,950

Exxon Mobil Corp.	71,100	6,181,256

Occidental Petroleum Corp.	131,200	3,181,600

USX-Marathon Group	89,000	2,469,750 18,565,763

Oil: International—1.1% Royal Dutch Petroleum Co., NY Shares	109,400	6,625,538

Financial—11.1%

Banks—3.6% Bank of New York Co., Inc. (The)	91,100	5,027,581

Chase Manhattan Corp.	150,450	6,836,072

Northern Trust Corp.	44,500	3,629,531

Wachovia Corp.	26,200	1,522,875

Wells Fargo Co.	91,100	5,073,131 22,089,190

Diversified Financial—4.8% American Express Co.	130,400	7,163,850

Citigroup Inc.	235,933	12,047,329

Equifax, Inc.	23,200	665,550

Morgan Stanley Dean Witter & Co.	93,900	7,441,575

Providian Financial Corp.	33,600	1,932,000 29,250,304
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Insurance—2.7% American International Group, Inc.	119,137	$11,742,441

Cigna Corp.	33,100	4,379,130 16,121,571

Healthcare—9.1%

Healthcare/Drugs—7.9% American Home Products Corp.	143,600	9,125,780

Bristol-Myers Squibb Co.	17,500	1,293,906

Forest Laboratories, Inc.(1)	12,300	1,634,363

Johnson & Johnson	16,900	1,775,556

Medimmune, Inc.(1)	51,600	2,460,675

Merck & Co., Inc.	37,300	3,492,213

Pfizer, Inc.	298,975	13,752,850

Pharmacia Corp.	124,600	7,600,600

UnitedHealth Group, Inc.	81,600	5,008,200

Watson Pharmaceuticals, Inc.(1)	33,200	1,699,425 47,843,568

Healthcare/Supplies & Services—1.2% Cardinal Health, Inc.	45,000	4,483,125

WellPoint Health Networks, Inc.(1)	22,200	2,558,550 7,041,675

Technology—14.1%

Computer Hardware—3.2% Agilent Technologies, Inc.(1)	54,823	3,001,559

EMC Corp.(1)	33,800	2,247,700

Hewlett-Packard Co.	164,300	5,185,719

International Business Machines Corp.	32,900	2,796,500

Network Appliance, Inc.(1)	58,700	3,767,806

Sun Microsystems, Inc.(1)	91,200	2,542,200 19,541,484

Computer Services—0.5% First Data Corp.	6,000	316,125

Palm, Inc.(1)	88,400	2,502,825 2,818,950

Computer Software—4.3% America Online, Inc.(1)	22,300	776,040

Microsoft Corp.(1)	112,800	4,892,700

Oracle Corp.(1)	356,600	10,363,688

Peoplesoft, Inc.(1)	73,800	2,744,438

Siebel Systems, Inc.	54,900	3,712,613

Veritas Software Corp.(1)	38,000	3,325,000 25,814,479
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Communications Equipment—2.8% ADC Telecommunications, Inc.(1)	131,000	$ 2,374,375

Cisco Systems, Inc.(1)	337,700	12,917,025

Nortel Networks Corp.	48,200	1,545,413 16,836,813

Electronics—2.8% Analog Devices, Inc.(1)	68,100	3,485,869

Intel Corp.	114,400	3,439,150

JDS Uniphase Corp.(1)	69,800	2,909,788

KLA Instruments Corp.(1)	51,600	1,738,275

Linear Technology Corp.	64,000	2,960,000

Xilinx, Inc.(1)	58,900	2,716,763 17,249,845

Photography—0.5% Eastman Kodak Co.	70,800	2,787,750

Transportation—0.7%

Air Transportation—0.3% AMR Corp.(1)	53,900	2,112,206

Railroads & Truckers—0.4% Union Pacific Corp.	42,500	2,156,875

Utilities—2.5%

Electric Utilities—1.6% Allegheny Energy, Inc.	14,700	708,356

Constellation Energy Group, Inc.	49,300	2,221,581

Entergy Corp.	900	38,081

Reliant Energy, Inc.	93,900	4,067,044

Xcel Energy, Inc.	102,900	2,990,531 10,025,593

Gas Utilities—0.9% El Paso Energy Corp.	46,600	3,337,725

Sempra Energy Total Common Stocks (Cost $409,263,799)	81,900	1,904,175 5,241,900 391,738,033

	Principal Amount

Asset-Backed Securities—0.4%

IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997–2, Cl. A, 6.752%, 6/25/07(2) (Cost $2,113,991)	$2,113,990	2,125,139

Mortgage-Backed Obligations—5.9%

Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation Certificates, 6%, 3/1/09	1,900,642	1,895,891

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1583, Cl. IC, 0.61%, 1/15/20(3)	2,955,398	172,684
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Mortgage-Backed Obligations (continued) Federal National Mortgage Assn.: 6%, 12/1/03 6.50%, 4/1/24–4/1/26 7.50%, 5/1/07–12/1/08 8%, 3/1/17–6/1/17	$ 953,916 2,124,568 625,453 129,232	$ 947,325 2,100,587 639,938 133,468

Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation Certificates, Trust 1992–15, Cl. KZ, 7%, 2/25/22	2,778,751	2,751,826

Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Trust 1993–190, Cl. Z, 5.85%, 7/25/08	164,917	164,195

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security, Trust 1993–223, Cl. PM, 7%, 10/25/23(2)(3)	3,297,270	359,600

GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations, Series 1999–2, Cl. A3, 6.50%, 4/25/29	2,500,000	2,389,050

GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 1994–7, Cl. A18, 6%, 2/25/09	4,707,789	4,484,169

Government National Mortgage Assn.: 7%, 11/15/08–1/15/24 7.50%, 1/15/09–6/15/24 8%, 5/15/17	1,500,403 3,080,074 555,184	1,520,550 3,151,062 576,348

IMC Home Equity Trust, Asset-Backed Home Equity Securities, Series 1998–3, Cl. A5, 6.36%, 8/20/22(4)	3,400,000	3,392,563

Norwest Asset Securities Corp., Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation Certificates: Series 1999–16, Cl. A3, 6%, 6/25/29 Series 1999–18, Cl. A2, 6%, 7/25/29	2,000,000 4,000,000	1,983,120 3,928,720

Prudential Home Mortgage Securities Co., Sub. Fixed Rate Mtg. Securities, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 1993-L, Cl. 1B2, 6.64%, 12/25/23(2)(4)	674,362	670,780

Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates, Series 1999-QS12, Cl. M1, 7%, 9/25/14	2,665,731	2,619,908

Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates, Series 1998-S4, Cl. M1, 6.50%, 2/25/13 Total Mortgage-Backed Obligations (Cost $35,354,506)	1,848,322	1,795,183 35,676,967

U.S. Government Obligations—2.8%

U.S. Treasury Bonds: 6%, 2/15/26(5) STRIPS, 5.85%, 11/15/18(6) Total U.S. Government Obligations (Cost $16,732,685)	7,300,000 25,500,000	7,693,952 9,309,106 17,003,058
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Non-Convertible Corporate Bonds and Notes–25.0%

Basic Materials—1.1%

Chemicals—0.7% PPG Industries, Inc., 9% Debs., 5/1/21	$1,190,000	$ 1,311,838

Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29	3,000,000	3,033,768 4,345,606

Paper—0.4% Donohue Forest Products, Inc., 7.625% Gtd. Sr. Nts., 5/15/07	2,500,000	2,569,320

Capital Goods—3.0%

Industrial Services—3.0% Fred Meyer, Inc., 7.375% Sr. Nts., 3/1/05	6,750,000	6,971,501

Interface, Inc., 7.30% Sr. Nts., 4/1/08	2,000,000	1,810,000

Norse CBO Ltd., 6.515% Collateralized Bond Obligations, Series 1A, Cl. A3, 8/13/10(2)	4,000,000	3,698,750

Owens-Illinois, Inc., 7.15% Sr. Nts., 5/15/05	5,000,000	2,825,000

USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06	2,860,000	2,848,586 18,153,837

Communication Services—1.0%

Telecommunications: Long Distance—0.7% British Telecommunications plc, 8.625% Bonds, 12/15/30	4,000,000	4,015,864

Telephone Utilities—0.3% Telefonica de Argentina SA, 9.125% Nts., Series 1, 5/7/08	2,000,000	1,755,000

Consumer Cyclicals—1.4%

Autos & Housing—0.9% Ford Motor Co., 6.375% Sr. Unsec. Unsub. Nts., 2/1/29	4,000,000	3,282,364

Lear Corp., 7.96% Sr. Unsec. Nts., Series B, 5/15/05	2,000,000	1,890,216 5,172,580

Leisure & Entertainment—0.3% Felcor Suites LP, 7.375% Sr. Nts., 10/1/04	2,000,000	1,885,250

Media—0.2% Reed Elsevier, Inc., 6.625% Nts., 10/15/23(7)	1,600,000	1,361,344

Consumer Staples—5.2%

Broadcasting—0.9% British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09	1,600,000	1,516,104

CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18	4,000,000	3,654,204 5,170,308

Entertainment—1.0% Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05	4,650,000	4,569,011

Viacom, Inc., 6.75% Sr. Unsec. Nts., 1/15/03	1,500,000	1,501,620 6,070,631

Food—1.4% CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06	2,000,000	2,009,520

Grand Metro Inventory Corp., 7.125% Nts., 9/15/04	6,115,000	6,261,864 8,271,384
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Food & Drug Retailers—0.9% Albertson’s, Inc., 7.45% Unsec. Debs., 8/1/29	$4,000,000	$ 3,594,760

Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05	2,000,000	2,029,088 5,623,848

Household Goods—1.0% Fort James Corp.: 6.234% Nts., 3/15/01 6.875% Sr. Nts., 9/15/07	1,750,000 5,000,00 0	1,742,783 4,451,775 6,194,558

Energy—3.2%

Energy Services—3.1% Coastal Corp., 8.125% Sr. Nts., 9/15/02	3,190,000	3,302,381

Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05	455,000	517,999

Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05	2,000,000	1,993,066

Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17(2)	2,000,000	2,030,000

HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06	700,000	788,434

Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23	4,000,000	3,967,480

Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07	3,600,000	3,541,417

TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21	2,250,000	2,765,702 18,906,479

Oil: Domestic—0.1% Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21	500,000	615,595

Financial—6.0%

Banks—0.7% FleetBoston Financial Corp./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01	750,000	761,609

People’s Bank of Bridgeport (Connecticut), 7.20% Sub. Nts., 12/1/06	4,000,000	3,661,252 4,422,861

Diversified Financial—2.0% American General Institutional Capital, 8.125% Bonds, Series B, 3/15/46(7)	2,750,000	2,648,338

Finova Capital Corp., 7.625% Sr. Nts., 9/21/09	3,250,000	1,824,972

Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Unsub. Nts., 1/28/05	3,500,000	3,616,606

Nisource Finance Corp., 7.625% Sr. Unsec. Nts., 11/15/05(7)	4,000,000	4,161,768 12,251,684

Insurance—2.3% Conseco, Inc., 6.40% Unsec. Mandatory Par Put Remarketed Securities, 6/15/01	3,000,000	2,925,000

Equitable Life Assurance Society (U.S.A.), 6.95% Surplus Nts., 12/1/05(7)	2,000,000	2,020,012

GenAmerica Capital I, 8.525% Nts., 6/30/27(2)	3,250,000	3,026,530

Life Re Capital Trust I, 8.72% Nts., 6/15/27(7)	2,500,000	2,448,555

Travelers Property Casualty Corp., 6.75% Sr. Unsec. Nts., 11/15/06	3,500,000	3,554,338 13,974,435

Real Estate Investment Trusts—1.0% First Industrial LP, 7.15% Bonds, 5/15/27	3,000,000	3,004,392

Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03	3,000,000	2,971,368 5,975,760
Statement of Investments (Continued)

	Principal Amount	Market Value See Note 1

Healthcare—0.6%

Healthcare/Supplies & Services—0.6% Tenet Healthcare Corp.: 8% Sr. Nts., 1/15/05 8.625% Sr. Unsec. Nts., 12/1/03	$1,500,000 2,000,000	$ 1,526,250 2,038,670 3,564,920

Technology—0.3%

Computer Software—0.3% Electric Data Systems Corp., 7.125% Nts., 5/15/05(7)	2,000,000	2,065,998

Transportation—1.1%

Air Transportation—0.7% Northwest Airlines Corp., 8.375% Unsec. Nts., 3/15/04	4,250,000	4,192,043

Railroads & Truckers—0.4% Union Pacific Corp., 7.60% Nts., 5/1/05	2,000,000	2,084,954

Utilities—2.1%

Electric Utilities—1.5% Cleveland Electric Illumination, Inc., 6.86% First Mtg. Nts., 10/1/08	4,000,000	3,917,652

El Paso Electric Co., 8.25% First Mtg. Bonds, Series C, 2/1/03	3,278,000	3,365,742

Xcel Energy, Inc., 7% Sr. Unsec. Sub. Nts., 12/1/10	2,000,000	1,986,708 9,270,102

Gas Utilities—0.6% Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17 Total Non-Convertible Corporate Bonds and Notes (Cost $159,605,132)	3,800,000	3,806,164 151,720,525

Repurchase Agreements—0.5%

Repurchase agreement with Zion First National Bank, 5.90%, dated 12/29/00, to be repurchased at $3,231,117 on 1/2/01, collateralized by U.S. Treasury Nts., 6.50%–7%, 8/31/01–2/15/10, with a value of $3,297,620 (Cost $3,229,000)	3,229,000	3,229,000

Total Investments, at Value (Cost $626,299,113)	99.2%	601,492,722

Other Assets Net of Liabilities	0.8	4,627,371
Net Assets	100.0%	$606,120,093

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Represents the current interest rate for a variable or increasing rate security.
5. Securities with an aggregate market value of $7,693,952 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
6. Zero coupon bond reflects the effective yield on the date of purchase.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $14,706,015 or 2.43% of the Portfolio’s net assets as of December 31, 2000.

See accompanying Notes to Financial Statements.
Statement of Assets and Liabilities December 31, 2000

Assets Investments, at value (cost $626,299,113)-see accompanying statement	$601,492,722

Cash	570,356

Receivables and other assets: Investments sold Interest, dividends and principal paydowns Shares of capital stock sold Other Total assets	6,254,875 3,594,886 99,328 17,170 612,019,337

Liabilities
Payables and other liabilities:
Investments purchased
Shares of capital stock redeemed
Daily variation on futures contracts
Directors’ compensation
Transfer and shareholder servicing agent fees
Other
Total liabilities	5,424,721 395,505 35,719 2,241 324 40,734 5,899,244

Net Assets	$606,120,093

Composition of Net Assets Par value of shares of capital stock	$ 417,124

Additional paid-in capital	643,932,305

Undistributed net investment income	23,435,504

Accumulated net realized loss on investment transactions	(36,822,730)

Net unrealized depreciation on investments	(24,842,110)

Net assets-applicable to 417,123,548 shares of capital stock outstanding	$606,120,093

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$1.45
See accompanying Notes to Financial Statements.
Statement of Operations For the Year Ended December 31, 2000

Investment Income Interest	$ 21,675,083

Dividends (net of foreign withholding taxes of $26,928) Total income	6,578,849 28,253,932

Expenses Management fees	4,613,663

Custodian fees and expenses	69,613

Directors’ compensation	32,951

Accounting service fees	15,000

Transfer and shareholder servicing agent fees	2,239

Other Total expenses Less expenses paid indirectly Net expenses	52,874 4,786,340 (12,037) 4,774,303

Net Investment Income	23,479,629

Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investments Closing of futures contracts Net realized loss	(37,831,256) 9,910,674 (27,920,582)

Net change in unrealized depreciation on investments Net realized and unrealized loss	(15,244,818) (43,165,400)

Net Decrease in Net Assets Resulting from Operations	$(19,685,771)
See accompanying Notes to Financial Statements.
Statement of Changes in Net Assets

	Year Ended December 31,
	2000	1999

Operations Net investment income	$ 23,479,629	$ 40,249,770

Net realized gain (loss)	(27,920,582)	99,654,480

Net change in unrealized appreciation (depreciation) Net decrease in net assets resulting from operations	(15,244,818) (19,685,771)	(156,341,136) (16,436,886)

Dividends and/or Distributions to Shareholders Dividends from net investment income	(40,253,730)	(43,060,498)

Distributions from net realized gain	(98,059,927)	(47,469,898)

Capital Stock Transactions Net increase (decrease) in net assets resulting from capital stock transactions	(309,917,342)	(162,878,234)

Net Assets Total decrease	(467,916,770)	(269,845,516)

Beginning of period	1,074,036,863	1,343,882,379

End of period (including undistributed net investment income of $23,435,504 and $40,223,973, respectively)	$ 606,120,093	$1,074,036,863
See accompanying Notes to Financial Statements.
Financial Highlights

	Year Ended December 31,
	2000	1999	1998	1997	1996(1)

Per Share Operating Data Net asset value, beginning of period	$1.75	$1.91	$2.00	$1.91	$1.75

Income (loss) from investment operations: Net investment income Net realized and unrealized gain (loss)	.07 (.10)	.07 (.10)	.06 .14	.07 .25	.07 .11

Total income (loss) from investment operations	(.03)	(.03)	.20	.32	.18

Dividends and/or distributions to shareholders: Dividends from net investment income Distributions from net realized gain	(.08) (.19)	(.06) (.07)	(.07) (.22)	(.07) (.16)	(.01) (.01)

Total dividends and/or distributions to shareholders	(.27)	(.13)	(.29)	(.23)	(.02)

Net asset value, end of period	$1.45	$1.75	$1.91	$2.00	$1.91

Total Return, at Net Asset Value(2)	(2.51)%	(1.54)%	10.90%	18.81%	10.14%

Ratios/Supplemental Data Net assets, end of period (in millions)	$606	$1,074	$1,344	$1,279	$1,122

Average net assets (in millions)	$791	$1,230	$1,299	$1,208	$1,058

Ratios to average net assets:(3) Net investment income Expenses	2.97% 0.61%	3.27% 0.55%	3.30% 0.55%(4)	3.57% 0.55%(4)	4.12% 0.55%

Portfolio turnover rate	123%	113%	93%	104%	104%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.
Notes to Financial Statements

1. Significant Accounting Policies
Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The Portfolio’s investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. Government securities and money market instruments, according to changing market conditions. The Portfolio’s investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio’s Statement of Operations.

Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.

Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Portfolio had available for federal income tax purposes an unused capital loss carryover as follows:
Expiring
2008	$18,461,536

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes.
Notes to Financial Statements (Continued)

The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $28,699, a decrease in undistributed net investment income of $14,368, and a decrease in accumulated net realized loss on investments of $43,067. Net assets of the Portfolio were unaffected by the reclassifications.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
      The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Portfolio did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio, but will result in a $1,306,164 decrease to cost of securities and a corresponding $1,306,164 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Capital Stock The Portfolio has authorized 1.95 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:
	Year Ended December 31, 2000		Year Ended December 31, 1999
	Shares	Amount	Shares	Amount

Sold	19,462,896	$ 30,030,006	39,107,889	$ 70,396,179
Dividends and/or distributions reinvested	93,455,174	138,313,657	51,437,725	90,530,396
Redeemed	(307,792,871)	(478,261,005)	(182,957,660)	(323,804,809)
Net decrease	(194,874,801)	$(309,917,342)	(92,412,046)	$(162,878,234)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $925,231,781 and $1,210,339,790, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $626,540,163 was:
Gross unrealized appreciation	$ 38,469,931
Gross unrealized depreciation	(63,517,372)
Net unrealized depreciation	$(25,047,441)
Notes to Financial Statements (Continued)

4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.625% of the first $600 million of average daily net assets of the Portfolio and 0.45% of average daily net assets in excess of $600 million. The Portfolio’s management fee for the year ended December 31, 2000, was an annualized rate of 0.58%, before any waiver by the Manager if applicable.

Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000 plus out-of-pocket costs and expenses reasonably incurred.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost. Effective January 1, 2001, the Portfolio ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly-based securities indices “financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.
      The Portfolio generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.
      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Portfolio had outstanding futures contracts as follows:
Contract Description	Expiration Date	Number of Contracts	Valuation as of December 31, 2000	Unrealized Depreciation

Contracts to Purchase U.S. Long Bond	3/21/01	127	$13,287,375	$35,719

6. Illiquid Securities
As of December 31, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2000, was $3,026,530, which represents 0.50% of the Portfolio’s net assets.
Financial Statements
Statement of Investments December 31, 2000

	Principal	Market Value
	Amount	See Note 1

Mortgage-Backed Obligations—23.8%

Government Agency—23.8%

FHLMC/FNMA/Sponsored—15.1%
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation Certificates:
6.50%, 12/1/28	$1,077,561	$ 1,064,092
10.50%, 10/1/20	57,946	63,470

Federal National Mortgage Assn.: 6.50%, 2/1/098/1/28	1,630,624	1,613,601
7.50%, 9/1/22	119,470	121,970 2,863,133

GNMA/Guaranteed—8.7%
Government National Mortgage Assn., 7%, 10/15/233/15/26	1,626,913	1,637,881
Total Mortgage-Backed Obligations (Cost $4,475,819)		4,501,014

U.S. Government Obligations—69.9%

Federal Home Loan Bank, Unsec. Nts., Series 110, 4.87%, 1/22/02	1,500,000	1,487,346

Financing Corp. Debs., FICO Strips: Series 13, Zero Coupon, 6.71%, 12/27/02(1)	1,200,000	1,073,172
Series 13, Zero Coupon, 6.77%, 12/27/06(1)	1,000,000	708,740

Resolution Funding Corp., Zero Coupon Strip Bonds: 6.18%, 7/15/04(1)	1,500,000	1,249,074
6.23%, 7/15/05(1)	489,000	384,607

U.S. Treasury Bonds: 7.50%, 11/15/16(2)	2,175,000	2,624,064
8.125%, 8/15/19	500,000	646,443
9.25%, 2/15/16	1,200,000	1,655,910

U.S. Treasury Nts.: 5.75%, 8/15/03	500,000	507,579
7.50%, 11/15/01	405,000	411,714
7.875%, 11/15/04	2,255,000	2,468,785
Total U.S. Government Obligations (Cost $12,463,572)		13,217,434

Short-Term Notes—1.6%

Federal Home Loan Bank, 5.75%, 1/2/01 (Cost $299,952)	300,000	299,952

Repurchase Agreements—3.8%

Repurchase agreement with Zion First National Bank, 5.90%, dated 12/29/00, to be repurchased at $722,473 on 1/2/01, collateralized by U.S. Treasury Nts., 6.50%–7%, 8/31/01–2/15/10, with a value of $737,343 (Cost $722,000)	722,000	722,000

Total Investments, at Value (Cost $17,961,343)	99.1%	18,740,400

Other Assets Net of Liabilities	0.9	163,538
Net Assets	100.0%	$18,903,938

1. Zero-coupon bond reflects the effective yield on the date of purchase.
2. Securities with an aggregate market value of $48,259 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.
Statement of Investments December 31, 2000

Assets Investments, at value (cost $17,961,343)—see accompanying statement	$18,740,400

Cash	250

Receivables and other assets: Interest and principal paydowns	175,968

Other	1,156

Total assets	18,917,774

Liabilities Payables and other liabilities: Legal, auditing and other professional fees	5,848
Shareholder reports	3,998
Daily variation on futures contracts	1,875
Shares of capital stock redeemed	1,541
Directors’ compensation	128
Transfer and shareholder servicing agent fees	24
Other	422
Total liabilities	13,836

Net Assets	$18,903,938

Composition of Net Assets Par value of shares of capital stock	$ 17,123

Additional paid-in capital	17,845,814

Undistributed net investment income	1,104,567

Accumulated net realized loss on investment transactions	(879,561)

Net unrealized appreciation on investments	815,995
Net assets—applicable to 17,123,197 shares of capital stock outstanding	$18,903,938

Net Asset Value, Redemption Price Per Share and Offering Price Per Share See accompanying Notes to Financial Statements.	$1.10
Statement of Operations For the Year Ended December 31, 2000

Investment Income Interest	$1,270,517

Expenses Management fees	98,206

Accounting service fees	15,000

Shareholder reports	10,331

Legal, auditing and other professional fees	6,743

Transfer and shareholder servicing agent fees	1,941

Custodian fees and expenses	1,869

Directors’ compensation	1,123

Other	2,463
Total expenses	137,676
Less expenses paid indirectly	(1,866)
Net expenses	135,810

Net Investment Income	1,134,707

Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investments	(67,134)
Closing of futures contracts	107,801
Net realized gain	40,667

Net change in unrealized appreciation on investments	1,140,510
Net realized and unrealized gain	1,181,177

Net Increase in Net Assets Resulting from Operations	$2,315,884
See accompanying Notes to Financial Statements.
Statements of Changes in Net Assets
	Year Ended December 31,
	2000	1999

Operation Net investment income	$ 1,134,707	$ 1,315,506

Net realized gain (loss)	40,667	(322,128)

Net change in unrealized appreciation (depreciation)	1,140,510	(1,564,589)
Net increase (decrease) in net assets resulting from operations	2,315,884	(571,211)

Dividends and/or Distributions to Shareholders Dividends from net investment income	(1,331,594)	(1,340,571)

Capital Stock Transactions Net decrease in net assets resulting from capital stock transactions	(2,230,791)	(2,860,658)

Net Assets Total decrease	(1,246,501)	(4,772,440)

Beginning of period	20,150,439	24,922,879
End of period (including undistributed net investment income of $1,104,567 and $1,306,007, respectively)	$18,903,938	$20,150,439
See accompanying Notes to Financial Statements.
Financial Highlights
	Year Ended December 31,
	2000	1999	1998	1997	1996(1)

Per Share Operating Data Net asset value, beginning of period	$1.05	$1.13	$1.11	$1.09	$1.07

Income (loss) from investment operations: Net investment income	.07	.07	.06	.07	.07
Net realized and unrealized gain (loss)	.05	(.09)	.03	.02	(.05)

Total income (loss) from investment operations	.12	(.02)	.09	.09	.02

Dividends to shareholders: Dividends from net investment income	(.07)	(.06)	(.07)	(.07)	—(2)

Total dividends to shareholders	(.07)	(.06)	(.07)	(.07)	—

Net asset value, end of period	$1.10	$1.05	$1.13	$1.11	$1.09

Total Return, at Net Asset Value(3)	12.36%	(1.73)%	8.14%	8.82%	1.93%

Ratios/Supplemental Data Net assets, end of period (in thousands)	$18,904	$20,150	$24,923	$23,719	$23,236

Average net assets (in thousands)	$18,702	$22,683	$24,044	$23,034	$23,880

Ratios to average net assets:(4) Net investment income	6.07%	5.80%	5.64%	5.96%	6.11%
Expenses	0.74%	0.70%	0.68%(5)	0.67%(5)	0.62%(5)

Portfolio turnover rate	31%	14%	43%	0%	6%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce figures for all periods shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.
Notes to Financial Statements

1. Significant Accounting Policies
Government Securities Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio’s investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 65% of its total assets under normal market conditions) in U.S. government securities and U.S. government-related securities. The Portfolio’s investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies; a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
Repurchase Agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.
Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Portfolio had available for federal income tax purposes unused capital loss carryovers as follows:
Expiring

2002	$203,824
2003	120,749
2005	103,711
2006	62,129
2007	335,952
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
Notes to Financial Statements (Continued)

1. Significant Accounting Policies (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect a decrease in undistributed net investment income of $4,553. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Portfolio were unaffected by the reclassifications.
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
        The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Portfolio did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio, but will result in a $284,688 decrease to cost of securities and a corresponding $284,688 increase in net unrealized appreciation, based on securities held as of December 31, 2000.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock The Portfolio has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:
	Year Ended December 31, 2000		Year Ended December 31, 1999
	Shares	Amount	Shares	Amount

Sold	2,061,609	$ 2,162,940	2,089,799	$ 2,246,159
Dividends and/or distributions reinvested	1,331,594	1,331,594	1,264,689	1,340,571
Redeemed	(5,547,687)	(5,725,325)	(6,090,812)	(6,447,388)
Net decrease	(2,154,484)	$(2,230,791)	(2,736,324)	$(2,860,658)
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $5,756,679 and $5,205,678, respectively.
Notes to Financial Statements

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $17,977,601 was:
                                Gross unrealized appreciation       $ 886,112
                                Gross unrealized depreciation         (123,313)
Net unrealized appreciation $ 762,799
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.525% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Portfolio’s management fee for the year ended December 31, 2000, was an annualized rate of 0.525%, before any waiver by the Manager if applicable.
Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost. Effective January 1, 2001, the Portfolio ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.
5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly-based securities indices “financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.
        The Portfolio generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed-income securities.
        Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.
        Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
        Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
As of December 31, 2000, the Portfolio had outstanding futures contracts as follows:
Contract Description	Expiration Date	Number of Contracts	Valuation as of December 31, 2000	Unrealized Appreciation

Contracts to Purchase U.S. Long Bond	3/21/01	12	$1,255,500	$36,937
Financial Statements
Statement of Investments December 31, 2000

		Market Value
	Shares	See Note 1

Common Stocks—95.5%

Capital Goods—22.4%

Aerospace/Defense–4.4% Empresa Brasileira de Aeronautica SA (Embraer), Preference	689,000	$ 6,430,667

Electrical Equipment—9.2% Halma plc	1,027,000	2,117,103

Invensys plc	1,192,700	2,788,291

Mitsubishi Electric Corp.	304,000	1,871,384

Toshiba Corp.	979,000	6,549,527 13,326,305

Industrial Services—4.7% 3i Group plc	75,700	1,399,939

BTG plc	41,600	913,489

Hyundai Heavy Industries Co. Ltd.	46,889	685,728

ICTS International NV(1)	40,100	260,650

Koninklijke Boskalis Westminster NV	143,800	3,550,863 6,810,669

Manufacturing—4.1% Compagnie Financiere Richemont AG, A Units	185	494,894

GSI Lumonics, Inc.(1)	139,400	1,115,200

Jenoptik AG	149,200	4,356,609 5,966,703

Communication Services—1.9%

Telecommunications: Long Distance—0.5% Videsh Sanchar Nigam Ltd.(1)(2)	52,501	656,262

Telephone Utilities—1.4% Tele Norte Leste Participacoes SA (Telemar)	108,330,673	1,777,734

Tele Norte Leste Participacoes SA (Telemar), Preference	12,684,691	273,209 2,050,943

Consumer Cyclicals—19.4%

Autos & Housing—2.8% Aucnet, Inc.	26,500	754,159

Ducati Motor Holding SpA(1)	400,000	724,831

Porsche AG, Preference	410	1,337,698

Solidere, GDR(1)(2)	196,400	1,202,950 019,638

Consumer Services—0.7% Prosegur Compania de Seguridad SA	87,400	984,718

Media—13.0% ProSieben Sat.1 Media AG	48,960	1,475,131
Reed International plc	1,131,500	11,831,643

Wolters Kluwer NV	203,221	5,540,954 18,847,728
Statement of Investments (continued)

		Market Value
	Shares	See Note 1

Retail: Specialty—2.4% Boots Co. plc	195,400	$1,777,601

UBI Soft Entertainment SA(1)	42,700	1,663,778 3,441,379

Textile/Apparel & Home Furnishings—0.5% Gucci Group NV, NY Registered Shares	9,000	796,500

Consumer Staples—9.5%

Broadcasting—1.8% Grupo Televisa SA, Sponsored GDR(1)	50,000	2,246,875

LG Home Shopping, Inc.	17,344	381,157 2,628,032

Entertainment—4.7% Imagineer Co. Ltd.(1)	30,000	220,666

Infogrames Entertainment SA(1)	107,900	1,945,100

Nintendo Co. Ltd.	21,400	3,371,156

Village Roadshow Ltd., Cl. A, Preference	1,494,800	1,212,764 6,749,686

Food—0.7% Interbrew NV(1)	29,800	1,038,589

Household Goods—2.3% Wella AG, Preference, Non-Vtg.	80,000	3,365,018

Energy—2.4%

Energy Services—0.7% Expro International Group plc	167,500	1,032,122

Oil: Domestic—1.7% Enterprise Oil plc	291,400	2,468,113

Financial—8.8%

Banks—3.9% Julius Baer Holding AG, Cl. B	650	3,557,853

Uniao de Bancos Brasileiros SA (Unibanco), Sponsored GDR	70,000	2,060,625 5,618,478

Diversified Financial—3.9% Collins Stewart Ltd.(1)	42,600	270,452

Espirito Santo Financial Group, ADR	100,000	1,775,000

ICICI Ltd., Sponsored ADR	103,900	1,090,950

Van der Moolen Holdings NV	29,600	2,534,579 5,670,981

Insurance—1.0% AXA SA	10,000	1,445,906
Statement of Investments (continued)

		Market Value
	Shares	See Note 1

Healthcare—16.7%

Healthcare/Drugs—8.6% Biocompatibles International plc	567,000	$ 3,083,024

Elan Corp. plc, ADR(1)	60,000	2,808,750

Genset, Sponsored ADR(1)	60,000	757,500

GPC Biotech AG(1)	7,800	223,364

NeuroSearch AS(1)	23,700	745,292

Nicox SA(1)	27,200	2,091,569

Oxford GlycoSciences plc(1)	37,094	836,706

Pliva d.d., GDR(2)	164,700	1,935,225 12,481,430

Healthcare/Supplies & Services—8.1% Fresenius AG, Preference	7,000	1,866,533

Novogen Ltd.(1)	744,900	1,183,871

Ortivus AB, B Shares(1)	251,300	759,054

PowderJect Pharmaceuticals plc(1)	316,000	2,795,662

SkyePharma plc(1)	1,906,200	1,793,913

SSL International plc	437,200	3,265,447 11,664,480

Technology—14.4%

Computer Services—5.9% Computer Services Solutions Holding NV	99,300	2,051,121

Magnus Holding NV	170,700	993,675

Redbus Interhouse plc(1)	222,300	747,161

Unit 4(1)	54,400	2,219,259

Ushio, Inc.	156,000	2,547,636 8,558,852

Computer Software—2.0% Lernout & Hauspie Speech Products NV(1)(3)	58,800	44,100

Psion plc	656,100	2,807,935 2,852,035

Communications Equipment—1.7% Alcatel Alsthom CGE SA, Sponsored ADR	23,800	1,331,313

L.M. Ericsson Telephone Co., ADR, Cl. B(1)	51,200	572,800

Toyo Communications Equipment Co. Ltd.	86,000	594,921 2,499,034

Electronics—4.8% ASM International NV(1)	58,200	541,988
Hamamatsu Photonics K.K.	34,000	2,420,490

Hoya Corp.	32,000	2,353,765

Sony Corp.	14,000	968,476

STMicroelectronics NV, NY Registered Shares Total Common Stocks (Cost $139,892,025)	15,300	655,031 6,939,750 138,344,018
Statement of Investments (continued)

		Market Value
	Shares	See Note 1

Preferred Stocks—1.8%

Fresenius Medical Care AG, Preferred (Cost $2,574,982)	55,200	$ 2,617,278

	Principal Amount

Short-Term Notes–0.2%

Federal Home Loan Bank, 5.75%, 1/2/01 (Cost $199,968)	$ 200,000	199,968

Repurchase Agreements–3.6%

Repurchase agreement with Zion First National Bank, 5.90%, dated 12/29/00, to be repurchased at $5,273,455 on 1/2/01, collateralized by U.S. Treasury Nts., 6.50%–7%, 8/31/01–2/15/10, with a value of $5,381,993 (Cost $5,270,000)	5,270,000	5,270,000

Total Investments, at Value (Cost $147,936,975)	101.1%	146,431,264

Liabilities in Excess of Other Assets	(1.1)	(1,530,239)

Net Assets	100.0%	$144,901,025
Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical Diversification	Market Value	Percent

Great Britain	$ 39,928,601	27.4%
Japan	21,652,180	14.8
The Netherlands	17,693,090	12.1
Germany	15,241,630	10.4
Brazil	10,542,235	7.2
France	9,890,197	6.8
United States	5,469,968	3.7
Switzerland	4,052,746	2.8
Ireland	2,808,750	1.9
Australia	2,396,635	1.6
Mexico	2,246,875	1.5
Croatia	1,935,225	1.3
Portugal	1,775,000	1.2
India	1,747,213	1.2
Italy	1,521,331	1.0
Sweden	1,331,854	0.9
Lebanon	1,202,950	0.8
Canada	1,115,200	0.8
Belgium	1,082,689	0.7
Korea, Republic of (South)	1,066,885	0.7
Spain	984,718	0.7
Denmark	745,292	0.5
Total	$146,431,264	100.0%

1. Non-income-producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,794,437 or 2.62% of the Fund’s net assets as of December 31, 2000.
3. The issuer has filed bankruptcy. This security is valued at zero under guidelines established by the Board of Directors and is considered illiquid.

See accompanying Notes to Financial Statements.
Statement of Assets and Liabilities December 31, 2000

Assets Investments, at value (cost $147,936,975)-see accompanying statement	$146,431,264

Cash	419

Receivables and other assets: Interest and dividends Investments sold Shares of capital stock sold Other Total assets	251,930 226,408 17,757 2,285 146,930,063

Liabilities Unrealized depreciation on foreign currency contracts	2,377

Payables and other liabilities: Shares of capital stock redeemed Directors’ compensation Transfer and shareholder servicing agent fees Other Total liabilities	1,924,849 2,251 49 99,512 2,029,038

Net Assets	$144,901,025

Composition of Net Assets Par value of shares of capital stock	$ 83,379

Additional paid-in capital	126,073,057

Overdistributed net investment income	(7,161)

Accumulated net realized gain on investments and foreign currency transactions	20,256,676

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,504,926)
Net assets-applicable to 83,378,625 shares of capital stock outstanding	$144,901,025

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$1.74
See accompanying Notes to Financial Statements.
Statement of Operations For the Year Ended December 31, 2000

Investment Income Dividends (net of foreign withholding taxes of $186,236)	$ 2,170,628

Interest Total income	111,211 2,281,839

Expenses Management fees	1,620,304

Custodian fees and expenses	217,028

Directors’ compensation	2,272

Transfer and shareholder servicing agent fees	1,968

Other Total expenses Less expenses paid indirectly Net expenses	52,823 ; 1,894,395 (1,361) 1,893,034

Net Investment Income	388,805

Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investments Foreign currency transactions Net realized gain	35,262,512 (5,728,665) 29,533,847

Net change in unrealized depreciation on: Investments Translation of assets and liabilities denominated in foreign currencies Net change Net realized and unrealized loss	(42,304,576) (3,617,163) (45,921,739) (16,387,892)

Net Decrease in Net Assets Resulting from Operations	$(15,999,087)
See accompanying Notes to Financial Statements.
Statement of Changes in Net Assets

	Year Ended December 31,
	2000	1999

Operations Net investment income	$ 388,805	$ 181,380

Net realized gain (loss)	29,533,847	31,357,287

Net change in unrealized appreciation (depreciation) Net increase (decrease) in net assets resulting from operations	(45,921,739) (15,999,087)	18,521,621 50,060,288

Dividends and/or Distributions to Shareholders Dividends from net investment income	(1,797,509)	(580,211)

Distributions from net realized gain	(28,230,274)	(1,992,059)

Capital Stock Transactions Net increase (decrease) in net assets resulting from capital stock transactions	43,582,904	(3,546,775)

Net Assets Total increase (decrease)	(2,443,966)	43,941,243

Beginning of period	147,344,991	103,403,748

End of period [including undistributed (overdistributed) net investment income of $(7,161) and $1,769,047, respectively]	$144,901,025	$147,344,991
See accompanying Notes to Financial Statements.
Financial Highlights

	Year Ended December 31,
	2000	1999	1998	1997	1996(1)

Per Share Operating Data Net asset value, beginning of period	$2.30	$1.57	$1.36	$1.29	$1.15

Income (loss) from investment operations: Net investment income Net realized and unrealized gain (loss)	–(2) (.11)	–(2) .77	.01 .25	.01 .09	.02 .13

Total income (loss) from investment operations	(.11)	.77	.26	.10	.15

Dividends and/or distributions to shareholders: Dividends from net investment income Distributions from net realized gain	(.03) (.42)	(.01) (.03)	(.01) (.04)	(.01) (.02)	(.01) –

Total dividends and/or distributions to shareholders	(.45)	(.04)	(.05)	(.03)	(.01)

Net asset value, end of period	$1.74	$2.30	$1.57	$1.36	$1.29

Total Return, at Net Asset Value(3)	(9.43)%	50.37%	19.40%	8.11%	13.26%

Ratios/Supplemental Data Net assets, end of period (in thousands)	$144,901	$147,345	$103,404	$82,257	$62,585

Average net assets (in thousands)	$162,028	$107,403	$ 94,651	$73,318	$56,893

Ratios to average net assets:(4) Net investment income Expenses	0.24% 1.17%	0.17% 1.08%	0.68% 1.09%(5)	0.72% 1.12%(5)	0.76% 1.21%(5)

Portfolio turnover rate	72%	127%	48%	49%	54%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
Notes to Financial Statements

1. Significant Accounting Policies
Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term growth of capital by investing under normal circumstances, at least 90% of its assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
Notes to Financial Statements (Continued)

1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gain may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $9,404,693, a decrease in undistributed net investment income of $367,504, and a decrease in accumulated net realized gain on investments of $9,037,189. This reclassification includes $9,408,088 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Capital Stock The Fund has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:
	Year Ended December 31, 2000		Year Ended December 31, 1999
	Shares	Amount	Shares	Amount

Sold	63,483,684	$ 129,978,876	23,276,935	$ 41,294,941
Dividends and/or distributions reinvested	13,228,098	30,027,783	1,703,490	2,572,270
Redeemed	(57,285,689)	(116,423,755)	(26,922,819)	(47,413,986)
Net decrease	19,426,093)	$ 43,582,904)	(1,942,394)	$ (3,546,775)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $124,963,232 and $114,461,344, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $147,945,884 was:
Gross unrealized appreciation	$ 20,309,053
Gross unrealized depreciation	(21,823,673)
Net unrealized depreciation	$ (1,514,620)
Notes to Financial Statements (Continued)

4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million. The Fund’s management fee for the year ended December 31, 2000, was an annualized rate of 1.00%, before any waiver by the Manager if applicable.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
      The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:
Contract Description	Expiration Date	Number of Contracts	Valuation as of December 31, 2000	Unrealized Depreciation

Contracts to Sell Euro (EUR)	1/2/01 EUR	241	$226,408	$2,377

                                  Appendix A

                                 RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa:  Bonds  rated  "Aaa" are  judged  to be the best  quality.  They  carry the smallest degree of investment risk.  Interest  payments are protected by a large or by an exceptionally  stable margin and principal is secure. While the various protective  elements are likely to change,  the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group,  they  comprise  what are  generally  known as  high-grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as  large as with  "Aaa"  securities  or  fluctuation  of  protective elements  may be of greater  amplitude  or there may be other  elements  present which  make  the  long-term  risk  appear  somewhat  larger  than  that of "Aaa"
securities.

A: Bonds rated "A" possess many  favorable  investment  attributes and are to be considered  as  upper-medium  grade  obligations.  Factors  giving  security  to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered  medium-grade  obligations;  that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.
Such bonds lack  outstanding  investment  characteristics  and have  speculative characteristics as well.

Ba:  Bonds  rated "Ba" are judged to have  speculative  elements.  Their  future cannot  be  considered  well-assured.  Often  the  protection  of  interest  and principal  payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position  characterizes bonds in this class.

B: Bonds rated "B" generally lack  characteristics of the desirable  investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds  rated "C" are the lowest  class of rated  bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the  fulfillment of some condition are rated  conditionally.  These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating  experience,  (c) rentals that begin when facilities are completed,  or (d) payments to which some other limiting condition attaches. The
parenthetical   rating  denotes  probable  credit  stature  upon  completion  of construction or elimination of the basis of the condition.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings  apply to the ability of issuers to honor senior debt  obligations having an original maturity not exceeding one year:

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2:  Issuer has a strong  ability for repayment of senior  short-term  debt obligations.  Earnings  trends and coverage  ratios,  while  sound,  may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuer has an acceptable  ability for  repayment of senior  short-term obligations.  The effect of industry characteristics and market compositions may be more  pronounced.  Variability  in earnings and  profitability  may result in changes in the level of debt protection  measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
-------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest  rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  The  obligor's  capacity  to  meet  its  financial  commitment  on the obligation is very strong.

A: Bonds rated "A" are  somewhat  more  susceptible  to the  adverse  effects of
changes  in   circumstances   and  economic   conditions  than   obligations  in
higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters.  However, adverse economic  conditions  or  changing  circumstances  are more  likely to lead to a weakened  capacity  of the  obligor  to meet  its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB",  "B", "CCC",  "CC" and "C" are regarded as having  significant speculative characteristics. "BB" indicates the least degree of speculation, and
"C" the  highest.  While such  obligations  will  likely  have some  quality and protective  characteristics,  these may be outweighed by large  uncertainties or major exposures to adverse conditions.  BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues.  However,  these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the  obligor's  inadequate  capacity  to meet its  financial commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to  nonpayment  than  obligations  rated
"BB",  but  the  obligor  currently  has the  capacity  to  meet  its  financial
commitment  on  the  obligation.   Adverse  business,   financial,  or  economic
conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the  event  of  adverse business,  financial or economic  conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A  subordinated  debt or preferred  stock  obligation  rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.  A "C" also will be assigned to a preferred  stock issue in arrears on dividends or sinking fund  payments,  but that is currently paying.

D: Bonds rated "D" are in default. Payments on the obligation are not being made on the date due even if the  applicable  grace  period has not  expired,  unless
Standard and Poor's  believes  that such payments will be made during such grace period.  The "D"  rating  will  also be used  upon the  filing  of a  bankruptcy petition  or the taking of a similar  action if payments  on an  obligation  are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The
"r" symbol is attached to the ratings of instruments with significant  noncredit risks.

Short-Term Issue Credit Ratings

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations  in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Obligation  exhibits  adequate  protection  parameters.  However,  adverse economic  conditions  or  changing  circumstances  are more  likely to lead to a weakened  capacity  of the  obligor  to meet  its  financial  commitment  on the obligation.

B: Obligation is regarded as having significant speculative characteristics. The obligor  currently  has the  capacity to meet its  financial  commitment  on the obligation.  However,  it faces major ongoing  uncertainties which could lead to the  obligor's  inadequate  capacity  to meet its  financial  commitment  on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  Obligation is in payment  default.  Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless
Standard and Poor's  believes  that such payments will be made during such grace period.  The "D"  rating  will  also be used  upon the  filing  of a  bankruptcy petition  or the taking of a similar  action if payments  on an  obligation  are jeopardized.

Fitch, Inc.

-------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD" indicates potential  recoveries  in the  range of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.  Plus (+) and minus (-) signs may be appended to a rating  symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                      B-1

                                  Appendix B

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                      Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                   Food and Drug Retailers
Air Transportation                  Gas Utilities
Asset-Backed                        Health Care/Drugs
Auto Parts and Equipment            Health Care/Supplies & Services
Automotive                          Homebuilders/Real Estate
Bank Holding Companies              Hotel/Gaming
Banks                               Industrial Services
Beverages                           Information Technology
Broadcasting                        Insurance
Broker-Dealers                      Leasing & Factoring
Building Materials                  Leisure
Cable Television                    Manufacturing
Chemicals                           Metals/Mining
Commercial Finance                  Nondurable Household Goods
Communication Equipment             Office Equipment
Computer Hardware                   Oil - Domestic
Computer Software                   Oil - International
Conglomerates                       Paper
Consumer Finance                    Photography
Consumer Services                   Publishing
Containers                          Railroads
Convenience Stores                  Restaurants
Department Stores                   Savings & Loans
Diversified Financial               Shipping
Diversified Media                   Special Purpose Financial
Drug Wholesalers                    Specialty Printing
Durable Household Goods             Specialty Retailing
Education                           Steel
Electric Utilities                  Telecommunications - Technology
Electrical Equipment                Telephone - Utility
Electronics                         Textile/Apparel
Energy Services & Producers         Tobacco
Entertainment/Film                  Trucks and Parts
Environmental                       Wireless Services
Food
---------------------
* For  purposes  of a  Portfolio's  investment  policy  not  to  concentrate  in securities  of  issuers  in  the  same  industry,  utilities  are  divided  into
"industries" according to their services (e.g., gas utilities,  gas transmission utilities,  electric  utilities  and telephone  utilities are each  considered a separate industry).

-------------------------------------------------------------------------------
Panorama Series Fund, Inc.
-------------------------------------------------------------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado  80217
      1-888-470-0861

Custodian Bank
      The Bank of New York
      90 Washington Street
      New York, NY

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

PX.(B)2001

-----------

1. Mr.  Fossel is not a  Trustee  of  Centennial  New York Tax  Exempt  Trust or
Managing General Partner of Centennial America Fund, L.P. Mr. Armstrong is not a
Trustee,  Director or Managing General Partner of Centennial New York Tax Exempt
Trust,  Centennial  California Tax Exempt Trust,  Centennial America Fund, L.P.,
Centennial Money Market Trust, Centennial Government Trust.